UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07142

Pyxis Funds II (formerly, Highland Funds II)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

R. Joseph Dougherty

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Alpha Trend Strategies Fund

Shares		Value ($)
Exchange Traded Funds - 25.3%
EQUITY FUND - 25.3%
18,000	Powershares QQQ Trust Series 1	1,004,940

	Total Exchange Traded Funds (Cost $1,010,190)	1,004,940

Registered Investment Company - 40.2%
1,591,944	Federated Prime Obligations Fund	1,591,944

	Total Registered Investment Company (Cost $1,591,944)	1,591,944

Shares	Value ($)
Total Investments - 65.5%	2,596,884

(Cost $2,602,134)
Other Assets & Liabilities, Net - 34.5%	1,367,382

Net Assets - 100.0%	3,964,266

See accompanying Notes to Investment Portfolios  |  1

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Energy and Materials Fund

Shares	Value ($)

Common Stock - 34.7%
ENERGY - 11.2%
643	Anadarko Petroleum Corp.	49,080
2,751	CVR Energy, Inc.	51,526
2,967	Enbridge Energy Partners LP	98,476
616	Energy Transfer Equity LP	24,997
175	EOG Resources, Inc.	17,239
1,017	Seadrill, Ltd.	33,744
1,020	Statoil Asa, ADR	26,122
1,054	Transocean, Ltd.	40,463

		341,647

MATERIALS - 4.1%
1,581	Celanese Corp.	69,992
452	Tronox, Inc.(a)	54,240

		124,232

UTILITIES - 19.4%
2,216	Calpine Corp.(a)	36,187
4,358	Centerpoint Energy, Inc.	87,552
570	Consolidated Edison, Inc.	35,357
1,491	Dominion Resources, Inc.	79,142
1,756	Exelon Corp.	76,159
1,555	FirstEnergy Corp.	68,886
3,427	PPL Corp.	100,822
2,743	TECO Energy, Inc.	52,501
1,749	UGI Corp.	51,421

		588,027

	Total Common Stock (Cost $1,013,901)	1,053,906

Shares	Value ($)

Other Investments - 7.5%
678	iShares iBoxx Investment Grade Corporate Bond Fund, ETF	77,129
6,298	Powershares Senior Loan Portfolio.	150,522

	Total Other Investments (Cost $224,651)	227,651

Registered Investment Company - 55.8%
1,693,185	Federated Prime Obligations Fund	1,693,185

	Total Registered Investment Company (Cost $1,693,185)	1,693,185

Total Investments - 98.0%		2,974,742

(Cost $2,931,737)
Other Assets & Liabilities, Net - 2.0%		60,892

Net Assets - 100.0%		3,035,634

(a)	Non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

2  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Trend Following Fund

Shares	Value ($)

Exchange Traded Funds - 83.9%
COMMODITY FUND - 5.0%
6,000	Proshares Ultrashort Dow Jones-UBS Commodity	337,140

DEBT FUND - 19.6%
11,000	iShares Barclays 20+ Year Treasury Bond Fund	1,333,750

EQUITY FUND - 59.3%
12,000	iShares Russell 1000 Growth Index Fund	693,480
5,000	iShares Russell 1000 Value Index Fund	317,400
4,000	iShares Russell 2000 Growth Index Fund	336,920
39,000	ProShares Short MSCI EAFE(a)	2,008,500
15,000	ProShares UltraShort QQQ(a)	676,950

		4,033,250

	Total Exchange Traded Funds (Cost $5,592,221)	5,704,140

Shares	Value ($)

Registered Investment Company - 12.9%
878,980	Federated Prime Obligations Fund	878,980

	Total Registered Investment Company (Cost $878,980)	878,980

Total Investments - 96.8%		6,583,120

(Cost $6,471,201)
Other Assets & Liabilities, Net - 3.2%		216,824

Net Assets - 100.0%		6,799,944

(a)	Non-income producing security.

MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East

See accompanying Notes to Investment Portfolios  |  3

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis U.S. Equity Fund

Shares	Value ($)

Common Stock - 96.3%
AUTOMOBILES & COMPONENTS - 0.2%
10,982	Johnson Controls, Inc.	343,297

BANKS - 0.9%
13,055	Comerica, Inc.	336,819
16,577	People’s United Financial, Inc.	213,014
33,155	Wells Fargo & Co.	913,752

		1,463,585

CAPITAL GOODS - 4.2%
12,433	ABB, Ltd., ADR(a)	234,113
57,873	CAE, Inc.	562,106
15,956	Cooper Industries PLC	864,017
2,072	Deere & Co.	160,269
1,658	Eaton Corp.	72,173
19,003	Hexcel Corp.(a)	460,063
51,508	Honeywell International, Inc.	2,799,460
18,019	Rockwell Collins, Inc.	997,712
3,315	Siemens AG, ADR	316,947
4,559	United Technologies Corp.	333,217

		6,800,077

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
21,336	Corrections Corp. of America(a)	434,614

CONSUMER SERVICES - 1.0%
15,618	Carnival Corp.	509,772
25,560	Las Vegas Sands Corp.(a)	1,092,179

		1,601,951

DIVERSIFIED FINANCIALS - 8.4%
32,643	American Express Co..	1,539,770
20,722	Ameriprise Financial, Inc.	1,028,640
141,335	Bank of America Corp.	785,823
7,455	CME Group, Inc.	1,816,560
9,557	Discover Financial Services	229,367
20,264	Goldman Sachs Group, Inc. (The)	1,832,474
62,165	Invesco, Ltd.	1,248,895
78,081	JPMorgan Chase & Co.	2,596,193
64,669	State Street Corp.	2,606,807

		13,684,529

ENERGY - 10.9%
33,620	Anadarko Petroleum Corp.	2,566,215
6,112	Apache Corp.	553,625
25,634	Chevron Corp.	2,727,458
16,579	El Paso Corp.	440,504
26,078	Exxon Mobil Corp.	2,210,371
16,774	Hess Corp.	952,763
9,939	Marathon Petroleum Corp.	330,869
6,543	National Oilwell Varco, Inc.	444,859
10,987	Occidental Petroleum Corp.	1,029,482
963	Peabody Energy Corp.	31,885
60,891	Schlumberger, Ltd.	4,159,464
22,299	Southwestern Energy Co.(a)	712,230
10,361	Spectra Energy Corp.	318,601
30,576	Suncor Energy, Inc.	881,506
10,360	Williams Cos., Inc. (The)	342,087

		17,701,919

FOOD & STAPLES RETAILING - 0.6%
22,379	CVS Caremark Corp.	912,616

Shares	Value ($)

FOOD, BEVERAGE & TOBACCO - 5.8%
40,407	Archer-Daniels-Midland Co.	1,155,640
22,792	Coca-Cola Enterprises, Inc.	587,578
31,148	ConAgra Foods, Inc.	822,307
63,264	Kraft Foods, Inc., Class A	2,363,543
9,325	Molson Coors Brewing Co., Class B	406,010
5,181	Nestle SA, ADR	298,996
55,601	PepsiCo, Inc.	3,689,126

		9,323,200

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
7,645	Baxter International, Inc.	378,275
67,653	Covidien PLC	3,045,062
2,280	DaVita, Inc.(a)	172,847
79,684	Express Scripts, Inc.(a)	3,561,078
17,613	HCA Holdings, Inc.(a)	388,014
6,217	Omnicare, Inc.	214,176
24,448	ResMed, Inc.(a)	620,979
3,315	UnitedHealth Group, Inc.	168,004

		8,548,435

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
23,895	Procter & Gamble Co. (The)	1,594,035

INSURANCE - 4.2%
33,908	ACE, Ltd.	2,377,629
10,837	Chubb Corp.	750,137
24,866	Hartford Financial Services Group,Inc.	404,072
19,478	Marsh & McLennan Cos., Inc.	615,894
17,613	MetLife, Inc.	549,173
8,601	PartnerRe, Ltd.	552,270
23,428	Prudential Financial, Inc.	1,174,211
5,595	RenaissanceRe Holdings, Ltd.	416,100

		6,839,486

MATERIALS - 5.0%
56,695	Allegheny Technologies, Inc.	2,710,021
1,244	Celanese Corp., Class A	55,072
16,992	Freeport-McMoRan Copper & Gold Inc.	625,136
28,780	Monsanto Co.	2,016,615
11,397	Potash Corp. of Saskatchewan, Inc.	470,468
20,718	Praxair, Inc.	2,214,754

		8,092,066

MEDIA - 4.9%
28,626	DIRECTV, Class A(a)	1,224,048
8,458	Liberty Global, Inc., Class C(a)	334,260
11,468	Nielsen Holdings NV(a)	340,485
52,349	Omnicom Group, Inc.	2,333,718
38,234	Sirius XM Radio, Inc.(a)	69,586
49,276	Time Warner, Inc.	1,780,835
48,694	Walt Disney Co. (The)	1,826,025

		7,908,957

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
44,358	Amgen, Inc.(b)	2,848,227
24,866	Bristol-Myers Squibb Co.	876,278
74,173	Gilead Sciences, Inc.(a)	3,035,901
27,219	Johnson & Johnson	1,785,022
12,806	Novartis AG, ADR	732,119

4  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis U.S. Equity Fund

Shares	Value ($)

Common Stock — (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
51,556	PerkinElmer, Inc.	1,031,120
95,568	Pfizer, Inc.	2,068,092
18,161	Teva Pharmaceutical Industries, Ltd., ADR	732,978
7,875	Thermo Fisher Scientific, Inc.(a)	354,139

		13,463,876

RETAILING - 3.7%
2,930	Amazon.com, Inc.(a)	507,183
15,294	Dick’s Sporting Goods, Inc.(a)	564,043
22,941	Home Depot, Inc.	964,440
11,790	Lowe’s Cos., Inc.	299,230
17,393	Macy’s, Inc.	559,707
3,762	O’Reilly Automotive, Inc.(a)	300,772
53,962	Target Corp..	2,763,934

		5,959,309

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
9,946	Altera Corp.	368,997
20,722	Intel Corp.	502,508
7,460	Microchip Technology, Inc.	273,260
29,671	Texas Instruments, Inc.	863,723

		2,008,488

SOFTWARE & SERVICES - 13.3%
22,008	Baidu, Inc., ADR(a)	2,563,272
19,797	Cognizant Tech. Solutions Corp.(a)	1,273,145
13,353	Equinix, Inc.(a)	1,353,994
5,617	Google, Inc., Class A(a)	3,628,020
12,329	International Business Machines Corp.	2,267,057
138,601	Microsoft Corp.	3,598,082
101,574	Oracle Corp.	2,605,373
30,552	Visa, Inc., Class A	3,101,945
64,850	Western Union Co. (The)	1,184,161

		21,575,049

TECHNOLOGY HARDWARE & EQUIPMENT - 10.3%
20,214	Apple, Inc.(a)	8,186,670
222,510	Cisco Systems, Inc.	4,022,981
12,433	Hewlett-Packard Co.	320,274
77,447	Qualcomm, Inc.	4,236,351

		16,766,276

TELECOMMUNICATION SERVICES - 2.9%
34,470	American Tower Corp., Class A(a)	2,068,545
25,902	AT&T, Inc.	783,276
61,712	NII Holdings, Inc.(a)	1,314,466
12,019	Verizon Communications, Inc.	482,202

		4,648,489

TRANSPORTATION - 1.4%
12,847	FedEx Corp.	1,072,853
16,163	United Parcel Service, Inc., Class B	1,182,970

		2,255,823

Shares	Value ($)

UTILITIES - 2.5%
111,068	AES Corp. (The)(a)	1,315,045
33,154	Calpine Corp.(a)	541,405
8,289	Dominion Resources, Inc.	439,980
11,687	FirstEnergy Corp.	517,734
4,324	ITC Holdings Corp.	328,105
12,847	NextEra Energy, Inc.	782,125
5,352	Public Service Enterprise Group, Inc.	176,670

		4,101,064

	Total Common Stock (Cost $146,546,497)	156,027,141

Other Investments - 1.5%
37,735	Financial Select Sector SPDR Fund, ETF	490,555
58,840	GEI Investment Fund(c)	56,487
57,638	Industrial Select Sector SPDR Fund, ETF	1,945,282

	Total Other Investments (Cost $3,141,466)	2,492,324

Registered Investment Company - 3.3%
5,326,697	Federated Prime Obligations Fund	5,326,697

	Total Registered Investment Company (Cost $5,326,697)	5,326,697

Total Investments - 101.1% (Cost $155,014,660)		163,846,162

Liabilities in Excess of Other Assets - (1.1)%		(1,723,930)

Net Assets - 100.0%		162,122,232

(a)	Non-income producing security.
(b)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
TBA	To be announced

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)

Long Futures:
S&P 500 Emini
Index Futures	March 2012	51	$3,194,130	$86,065

See accompanying Notes to Investment Portfolios  |  5

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Core America Equity Fund

Shares		Value ($)
Common Stock - 97.5%
AUTOMOBILES & COMPONENTS - 0.5%
5,483	Johnson Controls, Inc.	171,399

BANKS - 2.2%
6,519	Comerica, Inc.	168,190
8,276	People’s United Financial, Inc.	106,347
16,555	Wells Fargo & Co.	456,256

		730,793

CAPITAL GOODS - 3.7%
6,207	ABB, Ltd., ADR(a)	116,878
3,724	Cooper Industries PLC	201,655
1,035	Deere & Co.	80,057
828	Eaton Corp.	36,043
10,141	Honeywell International, Inc.	551,163
1,552	Rockwell Collins, Inc.	85,934
1,656	Siemens AG, ADR	158,330

		1,230,060

DIVERSIFIED FINANCIALS - 8.0%
9,622	American Express Co.	453,870
10,347	Ameriprise Financial, Inc.	513,625
34,359	Bank of America Corp.	191,036
4,772	Discover Financial Services	114,528
19,038	Invesco, Ltd.	382,473
15,520	JPMorgan Chase & Co.	516,040
11,589	State Street Corp.	467,153

		2,638,725

ENERGY - 11.7%
6,622	Anadarko Petroleum Corp.	505,457
8,971	Chevron Corp.	954,514
8,279	El Paso Corp.	219,973
5,249	Exxon Mobil Corp.	444,905
4,757	Hess Corp.	270,198
4,963	Marathon Petroleum Corp.	165,218
1,622	National Oilwell Varco, Inc.	110,280
2,434	Occidental Petroleum Corp.	228,066
481	Peabody Energy Corp.	15,926
6,208	Schlumberger, Ltd.	424,068
6,415	Southwestern Energy Co.(a)	204,895
5,174	Spectra Energy Corp.	159,100
5,172	Williams Cos., Inc. (The)	170,779

		3,873,379

FOOD & STAPLES RETAILING - 1.4%
11,175	CVS Caremark Corp.	455,716

FOOD, BEVERAGE & TOBACCO - 8.6%
15,003	Archer-Daniels-Midland Co.	429,086
11,380	Coca-Cola Enterprises, Inc.	293,376
9,830	ConAgra Foods, Inc.	259,512
23,860	Kraft Foods, Inc., Class A	891,410
4,656	Molson Coors Brewing Co., Class B	202,722
2,587	Nestle SA, ADR	149,296
9,312	PepsiCo, Inc.	617,851

		2,843,253

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
3,818	Baxter International, Inc.	188,915
15,080	Covidien PLC	678,751
1,137	DaVita, Inc.(a)	86,197
8,587	Express Scripts, Inc.(a)	383,753

Shares		Value ($)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
8,795	HCA Holdings, Inc.(a)	193,754
3,104	Omnicare, Inc.	106,933
1,655	UnitedHealth Group, Inc.	83,875

		1,722,178

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
6,208	Procter & Gamble Co. (The)	414,136

INSURANCE - 7.8%
10,864	ACE, Ltd.	761,784
5,411	Chubb Corp.	374,549
5,173	Hartford Financial Services Group, Inc.	84,061
6,622	Marsh & McLennan Cos., Inc.	209,388
8,795	MetLife, Inc.	274,228
4,295	PartnerRe, Ltd.	275,783
7,635	Prudential Financial, Inc.	382,666
2,794	RenaissanceRe Holdings, Ltd.	207,790

		2,570,249

MATERIALS - 2.5%
7,243	Allegheny Technologies, Inc.	346,215
621	Celanese Corp., Class A	27,492
6,002	Freeport-McMoRan Copper & Gold, Inc.	220,814
5,691	Potash Corp. of Saskatchewan, Inc.	234,924

		829,445

MEDIA - 7.0%
5,726	Nielsen Holdings NV	170,005
14,900	Omnicom Group, Inc.	664,242
24,605	Time Warner, Inc.	889,225
15,519	Walt Disney Co. (The)	581,962

		2,305,434

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
8,278	Amgen, Inc.	531,530
5,173	Bristol-Myers Squibb Co.	182,297
5,794	Johnson & Johnson	379,971
6,395	Novartis AG, ADR	365,602
10,865	PerkinElmer, Inc.	217,300
47,720	Pfizer, Inc.	1,032,661

		2,709,361

RETAILING - 2.4%
5,887	Lowe’s Cos., Inc.	149,412
8,685	Macy’s, Inc.	279,483
7,243	Target Corp.	370,986

		799,881

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
4,967	Altera Corp.	184,276
10,347	Intel Corp.	250,915
3,725	Microchip Technology, Inc.	136,447
11,382	Texas Instruments, Inc.	331,330

		902,968

SOFTWARE & SERVICES - 8.4%
4,139	International Business Machines Corp.(b)	761,079
42,424	Microsoft Corp.	1,101,327

6  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Core America Equity Fund

Shares		Value ($)
Common Stock — (continued)
SOFTWARE & SERVICES — (continued)
24,626	Oracle Corp.	631,657
15,005	Western Union Co. (The)	273,991

		2,768,054

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
2,742	Apple, Inc.(a)	1,110,510
55,563	Cisco Systems, Inc.	1,004,579
6,208	Hewlett-Packard Co.	159,918

		2,275,007

TELECOMMUNICATION SERVICES - 1.9%
12,934	AT&T, Inc.	391,124
6,001	Verizon Communications, Inc.	240,760

		631,884

TRANSPORTATION - 2.1%
4,138	FedEx Corp.	345,564
4,759	United Parcel Service, Inc., Class B	348,311

		693,875

UTILITIES - 5.0%
35,180	AES Corp. (The)(a)	416,531
16,555	Calpine Corp.(a)	270,343
4,139	Dominion Resources, Inc.	219,698
5,835	FirstEnergy Corp.	258,490
6,415	NextEra Energy, Inc.	390,545
2,672	Public Service Enterprise Group, Inc.	88,203

		1,643,810

	Total Common Stock (Cost $30,035,571)	32,209,607

Shares		Value ($)
Other Investments - 1.6%
7,490	Financial Select Sector SPDR Fund, ETF	97,370
9,347	GEI Investment Fund(c)	8,973
12,071	Industrial Select Sector SPDR Fund, ETF	407,396

	Total Other Investments (Cost $576,789)	513,739

Registered Investment Company - 1.1%
365,992	Federated Prime Obligations Fund	365,992

	Total Registered Investment Company (Cost $365,992)	365,992

Total Investments - 100.2%		33,089,338

(Cost $30,978,352)
Liabilities in Excess of Other Assets - (0.2)%		(61,595)

Net Assets - 100.0%		33,027,743

(a)	Non-income producing security.
(b)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 Emini Index Futures	March 2012	3	$187,890	$6,606

See accompanying Notes to Investment Portfolios  |  7

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Dividend Equity Fund

Shares		Value ($)
Common Stock - 90.9%
BANKS - 7.4%
2,285	PNC Financial Services Group, Inc.	131,776
4,775	US Bancorp	129,164
4,805	Wells Fargo & Co.	132,426

		393,366

CAPITAL GOODS - 5.0%
7,545	General Electric Co.	135,131
1,915	Hubbell, Inc., Class B	128,037

		263,168

COMMERCIAL & PROFESSIONAL SERVICES - 4.5%
8,635	Ennis, Inc.	115,105
6,600	Pitney Bowes, Inc.	122,363

		237,468

CONSUMER DURABLES & APPAREL - 2.3%
2,200	Tupperware Brands Corp.	123,133

CONSUMER SERVICES - 3.7%
1,935	McDonald’s Corp.	194,139

DIVERSIFIED FINANCIALS - 2.4%
3,885	JPMorgan Chase & Co.	129,176

ENERGY - 4.8%
1,195	Chevron Corp.	127,147
1,690	Royal Dutch Shell plc, ADR	128,457

		255,604

FOOD, BEVERAGE & TOBACCO - 13.0%
1,460	Diageo PLC, ADR	127,633
2,320	HJ Heinz Co.	125,373
3,720	Kellogg Co.	188,120
1,890	PepsiCo, Inc.	125,402
3,670	Unilever N.V.	126,138

		692,666

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
1,910	Procter & Gamble Co. (The)	127,416

INSURANCE - 2.5%
3,920	Arthur J. Gallagher & Co.	131,085

MATERIALS - 6.9%
4,825	Packaging Corp. of America	121,783
3,860	Sonoco Products Co.	127,226
7,245	Worthington Industries, Inc.	118,673

		367,682

MEDIA - 2.5%
4,810	CBS Corp., Class B	130,543

Shares		Value ($)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.7%
2,260	Abbott Laboratories	127,080
2,775	GlaxoSmithKline plc, ADR	126,623
2,865	Johnson & Johnson	187,887
2,240	Novartis AG, ADR	128,061

		569,651

RETAILING - 2.5%
3,130	Home Depot, Inc. (The)	131,585

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
3,490	Microchip Technology, Inc.	127,839

SOFTWARE & SERVICES - 2.4%
4,220	Paychex, Inc.	127,064

TELECOMMUNICATION SERVICES - 6.1%
6,360	AT&T, Inc.	192,326
3,255	Verizon Communications, Inc.	130,591

		322,917

TRANSPORTATION - 2.4%
1,740	United Parcel Service, Inc., Class B	127,351

UTILITIES - 7.0%
1,670	ITC Holdings Corp.	126,720
2,115	National Fuel Gas Co.	117,552
2,795	Southern Co. (The)	129,381

		373,653

	Total Common Stock (Cost $4,667,665)	4,825,506

Other Investments - 2.4%
2,235	Ishares Dow Jones US Real Estate Index Fund, ETF	126,926

	Total Other Investments (Cost $123,015)	126,926

Registered Investment Company - 2.2%
115,774	Federated Prime Obligations Fund	115,774

	Total Registered Investment Company (Cost $115,774)	115,774

Total Investments - 95.5%		5,068,206

(Cost $4,906,454)
Other Assets & Liabilities, Net - 4.5%		236,453

Net Assets - 100.0%		5,304,659

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

8  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Premier Growth Equity Fund

Shares		Value ($)
Common Stock - 94.0%
CAPITAL GOODS - 2.9%
75,527	Dover Corp.	4,384,342

CONSUMER SERVICES - 3.0%
78,131	Carnival Corp.	2,550,196
43,949	Las Vegas Sands Corp.(a)	1,877,941

		4,428,137

DIVERSIFIED FINANCIALS - 8.0%
22,137	CME Group, Inc.	5,394,123
30,927	Goldman Sachs Group, Inc. (The)	2,796,729
93,757	State Street Corp.	3,779,345

		11,970,197

ENERGY - 5.4%
39,066	Halliburton Co.	1,348,168
99,292	Schlumberger, Ltd.	6,782,637

		8,130,805

FOOD, BEVERAGE & TOBACCO - 3.8%
84,642	PepsiCo, Inc.	5,615,997

HEALTH CARE EQUIPMENT & SERVICES - 8.4%
112,313	Covidien PLC	5,055,208
125,335	Express Scripts, Inc.(a)	5,601,221
73,248	Lincare Holdings, Inc.	1,883,206

		12,539,635

MATERIALS - 2.9%
62,505	Monsanto Co.	4,379,725

MEDIA - 9.3%
117,197	DIRECTV, Class A(a)	5,011,344
96,036	Discovery Communications, Inc., Class C(a)	3,620,557
135,102	Liberty Global, Inc., Class C(a)	5,339,231

		13,971,132

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
56,971	Amgen, Inc.(b)	3,658,108
60,226	Gilead Sciences, Inc.(a)	2,465,050

		6,123,158

REAL ESTATE - 1.0%
94,408	CBRE Group, Inc.(a)	1,436,890

RETAILING - 6.9%
8,627	Amazon.com, Inc.(a)	1,493,334
54,366	Bed Bath & Beyond, Inc.(a)(b)	3,151,596
52,087	Dick’s Sporting Goods, Inc.	1,920,969
149,751	Lowe’s Cos., Inc.	3,800,680

		10,366,579

SOFTWARE & SERVICES - 21.6%
38,414	Baidu, Inc., ADR(a)	4,474,079
174,167	eBay, Inc.(a)	5,282,485
35,810	Intuit, Inc.(a)	1,883,248

Shares		Value ($)
SOFTWARE & SERVICES — (continued)
115,569	Microsoft Corp.	3,000,171
146,496	Paychex, Inc.	4,410,995
66,737	Visa, Inc., Class A	6,775,808
358,101	Western Union Co. (The)	6,538,924

		32,365,710

TECHNOLOGY HARDWARE & EQUIPMENT - 11.4%
19,207	Apple, Inc.(a)	7,778,834
110,686	Cisco Systems, Inc.	2,001,203
134,450	Qualcomm, Inc.	7,354,414

		17,134,451

TELECOMMUNICATION SERVICES - 3.9%
96,036	American Tower Corp., Class A	5,763,120

TRANSPORTATION - 1.4%
29,299	United Parcel Service, Inc., Class B	2,144,394

	Total Common Stock (Cost $118,791,109)	140,754,272

Other Investments - 0.0%
9,959	GEI Investment Fund(c)	9,561

	Total Other Investments (Cost $9,959)	9,561

Registered Investment Company - 6.5%
9,787,868	Federated Prime Obligations Fund	9,787,868

	Total Registered Investment Company (Cost $9,787,868)	9,787,868

Total Investments - 100.5%		150,551,701

(Cost $128,588,936)
Liabilities in Excess of Other Assets - (0.5)%		(734,223)

Net Assets - 100.0%		149,817,478

(a)	Non-income producing security.
(b)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
TBA	To be announced

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 Emini Index Futures	March 2012	77	$4,822,510	$14,272

See accompanying Notes to Investment Portfolios  |  9

INVESTMENT PORTFOLIO(unaudited)

As of December 31, 2011	Pyxis Small-Cap Equity Fund

Shares		Value ($)
Common Stock - 97.8%
BANKS - 5.1%
2,800	Bryn Mawr Bank Corp.	54,572
2,200	Community Bank System, Inc.	61,160
5,200	Cullen/Frost Bankers, Inc.	275,132
9,400	Fulton Financial Corp.	92,214
3,700	Independent Bank Corp.	100,973
7,700	Prosperity Bancshares, Inc.	310,695
5,600	Sterling Bancorp	48,384
7,900	SVB Financial Group(a)	376,751
8,800	UMB Financial Corp.	327,800
2,900	Washington Trust Bancorp, Inc.	69,194
3,900	Westamerica Bancorporation	171,210

		1,888,085

CAPITAL GOODS - 8.5%
13,950	Applied Industrial Technologies, Inc.	490,622
7,300	Brady Corp., Class A	230,461
2,200	CIRCOR International, Inc.	77,682
5,900	CLARCOR, Inc.	294,941
4,400	EnPro Industries, Inc.(a)	145,112
2,900	Esterline Technologies Corp.(a)	162,313
4,300	Harsco Corp.	88,494
7,300	IDEX Corp.	270,903
4,250	Mueller Industries, Inc.	163,285
12,150	Quanta Services, Inc.(a)	261,711
2,000	Raven Industries, Inc.	123,800
700	Robbins & Myers, Inc.	33,985
2,850	RSC Holdings, Inc.(a)	52,725
4,800	Teledyne Technologies, Inc.(a)	263,280
9,500	Trimas Corp.(a)	170,525
8,300	Woodward, Inc.	339,719

		3,169,558

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
10,200	ABM Industries, Inc.	210,324
4,400	Copart, Inc.(a)	210,716
2,300	CoStar Group, Inc.(a)	153,479
14,400	Healthcare Services Group, Inc.	254,736
4,250	Herman Miller, Inc.	78,412
5,050	Resources Connection, Inc.	53,480

		961,147

CONSUMER DURABLES & APPAREL - 3.7%
3,700	Deckers Outdoor Corp.(a)	279,609
17,200	Jarden Corp.	513,936
10,900	Maidenform Brands, Inc.(a)	199,470
2,900	Tupperware Brands Corp.	162,313
6,600	Wolverine World Wide, Inc.	235,224

		1,390,552

CONSUMER SERVICES - 2.9%
2,200	American Public Education, Inc.(a)	95,216
2,300	Capella Education Co.(a)	82,915
9,700	Cracker Barrel Old Country Store, Inc.	488,977
5,900	K12, Inc.(a)	105,846
3,350	Lincoln Educational Services Corp.	26,465
1,750	Matthews International Corp., Class A	55,002
900	Strayer Education, Inc.	87,471

Shares		Value ($)
CONSUMER SERVICES — (continued)
24,000	Wendy’s Co. (The)	128,640

		1,070,532

DIVERSIFIED FINANCIALS - 1.9%
5,100	Financial Engines, Inc.(a)	113,883
25,200	GFI Group, Inc.	103,824
12,900	Raymond James Financial, Inc.	399,384
4,400	Waddell & Reed Financial, Inc., Class A	108,988

		726,079

ENERGY - 7.6%
1,500	Dril-Quip, Inc.(a)	98,730
5,900	Gulfport Energy Corp.(a)	173,755
3,700	Kodiak Oil & Gas Corp.(a)	35,150
1,500	Lufkin Industries, Inc.	100,965
9,500	Northern Oil and Gas, Inc.(a)	227,810
5,800	Oasis Petroleum, Inc.(a)	168,722
7,500	Oil States International, Inc.(a)	572,775
2,900	Petroleum Development Corp.(a)	101,819
40,950	Pioneer Drilling Co.(a)	396,396
14,600	Resolute Energy Corp.(a)	157,680
5,700	SM Energy Co.	416,670
8,800	Superior Energy Services, Inc.(a)	250,272
14,500	Tetra Technologies, Inc.(a)	135,430

		2,836,174

FOOD & STAPLES RETAILING - 1.1%
7,300	Ruddick Corp.	311,272
4,400	Spartan Stores, Inc.	81,400

		392,672

FOOD, BEVERAGE & TOBACCO - 3.8%
15,450	Flowers Foods, Inc.	293,241
4,400	Lancaster Colony Corp.	305,096
11,700	Smart Balance, Inc.(a)	62,712
7,400	Smithfield Foods, Inc.(a)	179,672
11,000	Snyders-Lance, Inc.	247,500
5,100	TreeHouse Foods, Inc.(a)	333,438

		1,421,659

HEALTH CARE EQUIPMENT & SERVICES - 11.5%
41,050	Bio-Reference Labs, Inc.(a)	667,884
2,250	Computer Programs & Systems, Inc.	114,998
3,500	Gen-Probe, Inc.(a)	206,920
9,600	HMS Holdings Corp.(a)	307,008
5,100	Integra LifeSciences Holdings Corp.(a)	157,233
5,800	Masimo Corp.(a)	108,373
11,700	MedAssets, Inc.(a)	108,225
5,100	Medidata Solutions, Inc.(a)	110,925
6,600	Mednax, Inc.(a)	475,266
16,550	Molina Healthcare, Inc.(a)	369,562
8,730	NuVasive, Inc.(a)	109,911
12,150	Owens & Minor, Inc.	337,648
2,900	Quality Systems, Inc.	107,271
2,900	SonoSite, Inc.(a)	156,194
3,200	Teleflex, Inc.	196,128
8,200	Thoratec Corp.(a)	275,192
7,321	VCA Antech, Inc.(a)	144,590
3,700	Volcano Corp.(a)	88,023

10  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO(unaudited) (continued)

As of December 31, 2011	Pyxis Small-Cap Equity Fund

Shares		Value ($)
Common Stock — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
6,600	West Pharmaceutical Services, Inc.	250,470

		4,291,821

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
3,700	Spectrum Brands Holdings, Inc.(a)	101,380

INSURANCE - 4.7%
5,900	Allied World Assurance Co. Holdings, Ltd.	371,287
4,400	Amtrust Financial Services, Inc.	104,500
4,400	Argo Group International Holdings, Ltd.	127,424
4,400	Arthur J. Gallagher & Co.	147,136
8,000	Aspen Insurance Holdings, Ltd.	212,000
7,400	Brown & Brown, Inc.	167,462
2,900	Endurance Specialty Holdings, Ltd.	110,925
11,000	HCC Insurance Holdings, Inc.	302,500
4,100	Navigators Group, Inc. (The)(a)	195,488

		1,738,722

MATERIALS - 5.8%
5,900	Aptargroup, Inc.	307,803
21,550	Commercial Metals Co.	298,036
3,100	Compass Minerals International, Inc.	213,435
18,100	Packaging Corp. of America	456,844
17,100	Sensient Technologies Corp.	648,090
5,800	Silgan Holdings, Inc.	224,112

		2,148,320

MEDIA - 3.0%
13,950	Arbitron, Inc.	480,020
9,350	John Wiley & Sons, Inc., Class A	415,140
3,700	Morningstar, Inc.	219,965

		1,115,125

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.8%
1,900	Bio-Rad Laboratories, Inc.(a)	182,476
27,600	Bruker Corp.(a)	342,792
3,550	Cubist Pharmaceuticals, Inc.(a)	140,651
4,400	Genomic Health, Inc.(a)	111,716
11,800	ICON PLC, ADR(a)	201,898
7,347	Luminex Corp.(a)	155,977
6,600	Myriad Genetics, Inc.(a)	138,204
1,900	Techne Corp.	129,694

		1,403,408

REAL ESTATE - 4.6%
22,700	BioMed Realty Trust, Inc., REIT	410,416
10,250	Coresite Realty Corp., REIT	182,655
5,750	Digital Realty Trust, Inc., REIT	383,352
5,900	Healthcare Realty Trust, Inc., REIT	109,681
25,150	Omega Healthcare Investors, Inc., REIT	486,652
10,900	Sabra Healthcare REIT, Inc., REIT	131,781

		1,704,537

RETAILING - 4.0%
11,300	Aaron’s, Inc.	301,484

Shares		Value ($)
RETAILING — (continued)
12,000	Aeropostale, Inc.(a)	183,000
7,600	American Eagle Outfitters, Inc.	116,204
6,450	Buckle, Inc. (The)	263,612
20,400	LKQ Corp.(a)	613,632

		1,477,932

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
2,300	Hittite Microwave Corp.(a)	113,574
19,900	Microsemi Corp.(a)	333,325
26,500	Rudolph Technologies, Inc.(a)	245,390
10,350	Semtech Corp.(a)	256,887

		949,176

SOFTWARE & SERVICES - 12.8%
9,300	ACI Worldwide, Inc.(a)	266,352
4,800	Ariba, Inc.(a)	134,784
14,100	Blackbaud, Inc.	390,570
8,200	Bottomline Technologies, Inc.(a)	189,994
7,300	Cardtronics, Inc.(a)	197,538
3,400	CommVault Systems, Inc.(a)	145,248
8,800	comScore, Inc.(a)	186,560
5,900	Concur Technologies, Inc.(a)	299,661
6,000	Ebix, Inc.	132,600
37,100	Global Cash Access Holdings, Inc.(a)	165,095
5,800	Jack Henry & Associates, Inc.	194,938
3,700	LogMeIn, Inc.(a)	142,635
10,900	MICROS Systems, Inc.(a)	507,722
7,300	NeuStar, Inc., Class A(a)	249,441
4,700	NICE Systems, Ltd., ADR(a)	161,915
19,650	Parametric Technology Corp.(a)	358,809
8,100	QLIK Technologies, Inc.(a)	196,020
5,900	SolarWinds, Inc.(a)	164,905
18,000	SS&C Technologies Holdings, Inc.(a)	325,080
2,400	Ultimate Software Group, Inc.(a)	156,288
3,700	Wright Express Corp.(a)	200,836

		4,766,991

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
300	Cognex Corp.	10,737
7,950	Elster Group SE, ADR(a)	103,350
2,800	FARO Technologies, Inc.(a)	128,800
5,000	Measurement Specialties, Inc.(a)	139,800
6,255	National Instruments Corp.	162,317
2,900	Silicon Graphics International Corp.(a)	33,234
6,950	Zebra Technologies Corp., Class A(a)	248,671

		826,909

TRANSPORTATION - 4.2%
9,340	Genesee & Wyoming, Inc., Class A(a)	565,817
3,700	Hub Group, Inc., Class A(a)	119,991
5,100	Landstar System, Inc.	244,392
14,100	Old Dominion Freight Line, Inc.(a)	571,473
6,064	UTi Worldwide, Inc.	80,591

		1,582,264

See accompanying Notes to Investment Portfolios  |  11

INVESTMENT PORTFOLIO(unaudited) (continued)

As of December 31, 2011	Pyxis Small-Cap Equity Fund

Shares		Value ($)
Common Stock — (continued)
UTILITIES - 1.2%
10,100	IDACORP, Inc.	428,341

	Total Common Stock (Cost $34,338,037)	36,391,384

Other Investments - 0.0%
6,740	GEI Investment Fund(b)	6,470

	Total Other Investments (Cost $6,740)	6,470

Registered Investment Company - 2.7%
993,824	Federated Prime Obligations Fund	993,824

	Total Registered Investment Company (Cost $993,824)	993,824

Shares	Value ($)
Total Investments - 100.5%	37,391,678

(Cost $35,338,601)
Liabilities in Excess of Other Assets - (0.5)%	(167,976)

Net Assets - 100.0%	37,223,702

(a)	Non-income producing security.
(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

12  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Global Equity Fund

Shares		Value ($)
Common Stock - 94.1%
ARGENTINA - 0.8%
9,033	Arcos Dorados Holdings, Inc.	185,447

AUSTRALIA - 0.7%
21,816	Brambles, Ltd.	160,139

BERMUDA - 0.5%
1,650	RenaissanceRe Holdings, Ltd.	122,710

CANADA - 3.6%
14,096	CAE, Inc.	136,911
2,481	Goldcorp, Inc.	110,156
6,010	Potash Corp. of Saskatchewan, Inc.	248,093
13,047	Suncor Energy, Inc.	376,145

		871,305

CHINA - 2.1%
4,344	Baidu, Inc., ADR(a)	505,946

DENMARK - 0.6%
1,994	Carlsberg AS, Class B	141,052

FRANCE - 4.4%
4,792	Alstom SA	145,751
6,416	BNP Paribas SA	252,782
4,841	Eutelsat Communications SA	189,472
2,010	LVMH Moet Hennessy Louis Vuitton SA	285,454
5,647	Safran SA	170,107

		1,043,566

GERMANY - 5.9%
2,244	Adidas AG	146,409
3,629	Bayer AG	232,722
2,524	Beiersdorf AG	143,577
4,376	Fresenius SE & Co. KGaA	406,055
2,553	Kabel Deutschland Holding AG(a)	129,966
3,761	SAP AG	199,443
1,582	Siemens AG	151,848

		1,410,020

HONG KONG - 1.8%
135,997	AIA Group, Ltd.	424,629

INDIA - 0.6%
73,181	Power Grid Corp. of India, Ltd.(a)	137,942

IRELAND - 0.3%
6,946	WPP PLC	72,919

ITALY - 0.9%
7,586	Luxottica Group SpA	213,696

JAPAN - 7.5%
3,700	FamilyMart Co., Ltd.	149,558
1,300	FANUC Corp.	199,038
17	Japan Tobacco, Inc.	79,984
6,700	JS Group Corp.	128,444
140	Jupiter Telecommunications Co., Ltd.	141,929
31,000	Kubota Corp.	259,878
9,300	Nabtesco Corp.	169,585
5,500	Softbank Corp.	162,055
17,400	Suzuki Motor Corp.	360,031

Shares		Value ($)
JAPAN — (continued)
21,000	Toray Industries, Inc.	150,390

		1,800,892

LUXEMBOURG - 0.3%
859	Millicom International Cellular SA, SDR	86,397

MAYLASIA - 0.7%
47,700	Genting Bhd	165,520

MEXICO - 0.9%
9,838	America Movil SAB de CV, Class L, ADR	222,339

NETHERLANDS - 1.0%
14,313	ING Groep NV(a)	103,307
3,705	Unilever NV	127,792

		231,099

SINGAPORE - 0.6%
12,000	United Overseas Bank, Ltd.	141,318

SOUTH AFRICA - 0.8%
10,550	MTN Group, Ltd.	187,821

SPAIN - 0.7%
21,282	Banco Santander SA	162,171

SWEDEN - 0.6%
9,882	Hexagon AB, Class B	148,332

SWITZERLAND - 3.1%
9,266	Nestle SA	535,091
3,770	Novartis AG	216,500

		751,591

TAIWAN - 0.7%
13,051	Taiwan Semiconductor Manufacturing Co., Ltd, ADR	168,488

UNITED KINGDOM - 9.7%
37,235	Aegis Group PLC	83,559
16,635	BG Group PLC	355,859
9,149	BHP Billiton PLC	266,951
10,868	Cookson Group PLC	85,970
17,432	Diageo PLC	381,035
24,546	HSBC Holdings PLC	187,320
17,784	Prudential PLC	176,469
7,963	Royal Dutch Shell PLC, Class A	290,990
14,788	Standard Chartered PLC	323,816
5,667	Vodafone Group PLC, ADR	158,846

		2,310,815

UNITED STATES - 45.3%
18,524	AES Corp. (The)(a)	219,324
5,124	Allegheny Technologies, Inc.	244,927
11,677	American Tower Corp., Class A	700,737
6,545	Anadarko Petroleum Corp.	499,580
996	Apple, Inc.(a)(b)	403,380
4,702	Archer-Daniels-Midland Co.	134,477
1,671	Baxter International, Inc.	82,681
902	CME Group, Inc.	219,790
3,012	Cooper Industries PLC	163,100
6,153	Covidien PLC	276,947
3,373	Cummins, Inc.	296,891
1,700	Deere & Co.	131,495

See accompanying Notes to Investment Portfolios  |  13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Global Equity Fund

Shares		Value ($)
Common Stock — (continued)
UNITED STATES — (continued)
4,064	Discover Financial Services	97,536
4,412	Discovery Communications, Inc., Class C(a)	166,332
3,123	eBay, Inc.(a)	94,720
4,480	Equinix, Inc.(a)	454,272
8,719	Express Scripts, Inc.(a)	389,652
5,059	Freeport-McMoRan Copper & Gold, Inc.	186,121
469	Google, Inc., Class A(a)	302,927
11,994	Invesco, Ltd.	240,959
3,345	ITC Holdings Corp.	253,819
2,148	Johnson & Johnson	140,866
13,680	JPMorgan Chase & Co.	454,860
8,330	Kraft Foods, Inc., Class A	311,209
4,642	Las Vegas Sands Corp.(a)	198,353
982	Liberty Media Corp., Class A(a)	76,645
3,307	Molycorp, Inc.(a)	79,302
7,592	Monsanto Co.	531,971
2,456	Nielsen Holdings NV	72,919
5,730	NII Holdings, Inc.(a)	122,049
8,307	Oracle Corp.	213,075
1,974	PepsiCo, Inc.	130,975
8,668	PerkinElmer, Inc.	173,360
4,114	Praxair, Inc.	439,787
13,207	Qualcomm, Inc.	722,423
1,421	Rockwell Collins, Inc.	78,681
7,813	Schlumberger, Ltd.	533,706
1,884	State Street Corp.	75,944
1,987	Target Corp.	101,774
831	United Parcel Service, Inc., Class B	60,821
2,106	Visa, Inc., Class A	213,822
1,593	Wabtec Corp.	111,430
4,334	Western Union Co. (The)	79,139
6,039	Yum! Brands, Inc.	356,361

		10,839,139

	Total Common Stock (Cost $22,013,899)	22,505,293

Shares		Value ($)
Preferred Stock - 0.6%
BRAZIL - 0.6%
7,100	Itau Unibanco Holding SA	129,382

	Total Preferred Stock (Cost $134,302)	129,382

Other Investments - 0.9%
3,014	Financial Select Sector SPDR Fund, ETF	39,182
21,133	GEI Investment Fund(c)	20,288
4,742	Industrial Select Sector SPDR Fund, ETF	160,042

	Total Other Investments (Cost $207,100)	219,512

Registered Investment Company - 4.4%
1,048,812	Federated Prime Obligations Fund	1,048,812

	Total Registered Investment Company (Cost $1,048,812)	1,048,812

Total Investments - 100.0% )		23,902,999

(Cost $23,404,113
Other Assets & Liabilities, Net - 0.0%		10,510

Net Assets - 100.0%		23,913,509

(a)	Non-income producing security.
(b)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

14  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Global Equity Fund

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
Euro Stoxx 50 Index Futures	March 2012	2	$59,922	$1,880
FTSE 100 Index Futures	March 2012	1	86,035	1,535
S&P 500 Emini Index Futures	March 2012	4	250,520	6,542

				$9,957

Industry	Percentage (based on total investments)
Materials	9.5%
Capital Goods	9.3%
Software & Services	8.6%
Energy	8.6%
Food, Beverage & Tobacco	7.7%
Telecommunication Services	6.9%
Technology Hardware & Equipment	5.3%
Banks	5.0%
Diversified Financials	5.0%
Health Care Equipment & Services	4.8%
Media	3.9%
Consumer Services	3.8%
Pharmaceuticals, Biotechnology & Life Sciences	3.2%
Insurance	3.0%
Consumer Durables & Apparel	2.7%
Utilities	2.6%
Automobiles & Components	1.5%
Semiconductors & Semiconductor Equipment	0.7%
Commercial & Professional Services	0.7%
Food & Staples Retailing	0.6%
Household & Personal Products	0.6%
Retailing	0.4%
Transportation	0.3%

94.7%

Other Instruments	Percentage (based on total investments)
Other Investments	0.9%
Registered Investment Company	4.4%

5.3%

100.0%

See accompanying Notes to Investments Portfolios  |  15

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis International Equity Fund

Shares		Value ($)
Common Stock - 97.4%
AUSTRALIA - 1.9%
22,337	Brambles, Ltd.	163,963
84,396	Lynas Corp., Ltd.(a)	90,416

		254,379

BRAZIL - 1.6%
6,188	Petroleo Brasileiro SA, ADR	145,356
3,447	Vale SA, ADR	71,008

		216,364

CANADA - 4.2%
2,767	Canadian Natural Resources, Ltd.	103,669
11,103	Kinross Gold Corp.	126,814
4,791	Potash Corp. of Saskatchewan, Inc.	198,133
4,702	Suncor Energy, Inc.	135,669

		564,285

CHINA - 1.8%
1,431	Baidu, Inc., ADR(a)	166,669
188,998	Bank of China, Ltd., Class H	69,597

		236,266

DENMARK - 0.3%
630	Carlsberg AS, Class B	44,565

FRANCE - 9.9%
351	Accor SA	8,924
9,194	AXA SA	119,889
4,793	BNP Paribas SA	188,838
3,009	Cap Gemini SA	94,313
3,042	Cie Generale d’Optique Essilor International SA	215,416
882	LVMH Moet Hennessy Louis Vuitton SA	125,259
7,139	Safran SA	215,051
842	Schneider Electric SA	44,465
1,411	Total SA	72,351
2,009	Vallourec SA	130,816
2,263	Vinci SA	99,177

		1,314,499

GERMANY - 10.2%
1,867	Adidas AG	121,812
2,058	Bayer AG	131,976
673	Daimler AG	29,634
1,340	Deutsche Boerse AG	75,008
2,124	Fresenius SE & Co. KGaA	197,089
2,081	Linde AG	310,530
1,185	Metro AG	43,380
3,370	SAP AG	178,708
2,026	Siemens AG	194,465
3,201	ThyssenKrupp AG	73,654

		1,356,256

HONG KONG - 3.1%
61,093	AIA Group, Ltd.	190,753
15,312	Hutchison Whampoa, Ltd.	128,247
19,875	Wharf Holdings, Ltd.	89,822

		408,822

INDIA - 1.1%
4,821	ICICI Bank, Ltd.	62,154
2,746	Larsen & Toubro, Ltd.(a)	51,432

Shares		Value ($)
INDIA — (continued)
21,356	Power Grid Corp. of India, Ltd.(a)	40,255

		153,841

IRELAND - 1.0%
12,444	WPP PLC	130,636

ITALY - 0.4%
2,373	ENI SpA	49,319

JAPAN - 12.6%
25,910	Bank of Yokohama, Ltd. (The)	122,579
3,900	Daikin Industries, Ltd.	106,852
1,100	FANUC Corp.	168,417
100	Fast Retailing Co. Ltd.	18,196
7,200	Mitsubishi Corp.	145,516
11,000	Mitsubishi Heavy Industries, Ltd.(a)	46,894
700	SMC Corp.	112,997
6,300	Softbank Corp.	185,626
8,300	Sony Financial Holdings, Inc.	122,332
6,000	Sumitomo Realty & Development Co., Ltd.	105,121
13,200	Suzuki Motor Corp.	273,127
1,824	Toyota Motor Corp.	60,808
4,200	Unicharm Corp.	207,161

		1,675,626

MEXICO - 0.8%
4,623	America Movil SAB de CV, Class L, ADR	104,480

NETHERLANDS - 3.4%
2,317	European Aeronautic Defence and Space Co. NV	72,638
15,871	ING Groep NV(a)	114,552
2,623	Koninklijke Ahold NV	35,429
3,561	Koninklijke Philips Electronics NV	75,257
4,600	Unilever NV	158,676

		456,552

RUSSIA - 0.3%
2,517	Mobile Telesystems OJSC, ADR	36,950

SINGAPORE - 1.2%
13,729	United Overseas Bank, Ltd.	161,680

SOUTH AFRICA - 0.5%
3,629	MTN Group, Ltd.	64,607

SOUTH KOREA - 3.3%
736	Hyundai Motor Co.(a)	136,083
339	Samsung Electronics Co., Ltd.	311,339

		447,422

SPAIN - 1.5%
13,795	Banco Santander SA	105,119
5,593	Telefonica SA	97,182

		202,301

SWEDEN - 1.9%
6,674	Hexagon AB, Class B	100,179
14,445	Telefonaktiebolaget LM Ericsson, Class B	148,342

		248,521

16  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis International Equity Fund

Shares		Value ($)
Common Stock — (continued)
SWITZERLAND - 8.0%
3,024	Credit Suisse Group AG(a)	71,372
6,718	Nestle SA	387,950
5,149	Novartis AG	295,692
711	Syngenta AG(a)	209,095
483	Zurich Financial Services AG(a)	109,761

		1,073,870

TAIWAN - 2.2%
20,000	Delta Electronics, Inc.	47,558
930	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,006
96,037	Taiwan Semiconductor Manufacturing Co., Ltd	240,418

		299,982

UNITED KINGDOM - 26.2%
3,180	Aggreko PLC	99,692
8,800	BG Group PLC	188,251
9,263	BHP Billiton PLC	270,278
6,152	Capita Group PLC (The)	60,090
13,317	Diageo PLC	291,088
16,250	G4S PLC	68,641
3,477	G4S PLC	14,587
42,542	HSBC Holdings PLC	324,655
286,439	Lloyds Banking Group PLC(a)	115,317
25,801	National Grid PLC	250,607
25,336	Prudential PLC	251,407
4,535	Reckitt Benckiser Group PLC	224,121
4,691	Rio Tinto PLC	227,821
13,478	Royal Dutch Shell PLC, Class A	496,633
8,336	Standard Chartered PLC	182,536
21,851	Tesco PLC	137,006
102,505	Vodafone Group PLC	284,993

		3,487,723

	Total Common Stock (Cost $13,872,107)	12,988,946

Preferred Stock - 1.6%
GERMANY - 1.6%
1,439	Volkswagen AG	216,225

	Total Preferred Stock (Cost $183,945)	216,225

Other Investments - 0.1%
12,801	GEI Investment Fund(b)	12,289

	Total Other Investments (Cost $12,801)	12,289

Total Investments - 99.1%		13,217,460

(Cost $14,068,853)
Other Assets & Liabilities, Net - 0.9%		114,558

Net Assets - 100.0%		13,332,018

(a)	Non-income producing security.
(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

At December 31, 2011, $150,548 was segregated as collateral for futures contracts.

ADR	American Depositary Receipt

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
DJ Euro Stoxx 50 Index Futures	March 2012	2	$59,922	$(2,360)
FTSE 100 Index Futures	March 2012	1	86,035	(650)

				$(3,010)

Industry	Percentage (based on total investments)
Capital Goods	12.0%
Materials	11.9%
Banks	10.1%
Energy	9.0%
Food, Beverage & Tobacco	6.7%
Insurance	6.0%
Telecommunication Services	5.9%
Automobiles & Components	5.4%
Semiconductors & Semiconductor Equipment	4.3%
Software & Services	3.3%
Household & Personal Products	3.3%
Pharmaceuticals, Biotechnology & Life Sciences	3.2%
Health Care Equipment & Services	3.1%
Commercial & Professional Services	3.1%
Technology Hardware & Equipment	2.2%
Utilities	2.2%
Diversified Financials	2.0%
Consumer Durables & Apparel	1.9%
Food & Staples Retailing	1.6%
Real Estate	1.5%
Media	1.0%
Retailing	0.1%
Consumer Services	0.1%

99.9%

Other Investments	Percentage (based on total investments)
Other Investments	0.1%

100.0%

See accompanying Notes to Investment Portfolios  |  17

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Total Return Fund

Shares		Value ($)
Domestic Equity - 40.6%
COMMON STOCK - 40.6%
AUTOMOBILES & COMPONENTS - 0.1%
2,175	Johnson Controls, Inc.	67,990

BANKS - 1.1%
2,578	BankUnited, Inc.	56,690
5,325	Comerica, Inc.	137,385
16,146	People’s United Financial, Inc.	207,476
8,301	Standard Chartered PLC	181,769
1,544	US Bancorp	41,765
10,955	Wells Fargo & Co.	301,920
2,640	Zions Bancorporation	42,979

		969,984

CAPITAL GOODS - 2.0%
710	Alliant Techsystems, Inc.	40,584
5,477	Cooper Industries PLC	296,580
840	Cummins, Inc.	73,937
411	Deere & Co.	31,791
3,091	Eaton Corp.	134,551
2,641	Emerson Electric Co.	123,044
5,687	Harsco Corp.	117,038
5,833	Hexcel Corp.(a)	141,217
7,261	Honeywell International, Inc.	394,635
1,689	MSC Industrial Direct Co., Class A	120,848
4,519	Quanta Services, Inc.(a)	97,339
2,405	Rockwell Collins, Inc.	133,165
1,138	United Technologies Corp.	83,176

		1,787,905

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
8,521	Corrections Corp. of America(a)	173,573
1,587	FTI Consulting, Inc.(a)	67,321
1,559	IHS, Inc., Class A(a)	134,323
979	Stericycle, Inc.(a)	76,284

		451,501

CONSUMER DURABLES & APPAREL - 0.4%
2,760	Coach, Inc.	168,470
801	LVMH Moet Hennessy Louis Vuitton SA	113,756
3,200	MDC Holdings, Inc.	56,416
319	Michael Kors Holdings, Ltd.	8,693

		347,335

CONSUMER SERVICES - 0.8%
2,623	Arcos Dorados Holdings, Inc., Class A	53,850
1,874	Carnival Corp.	61,167
1,016	Darden Restaurants, Inc.	46,309
3,067	Las Vegas Sands Corp.(a)	131,053
2,682	McDonald’s Corp.	269,085
3,048	Penn National Gaming, Inc.(a)	116,037
2,598	Royal Caribbean Cruises, Ltd.	64,352

		741,853

DIVERSIFIED FINANCIALS - 2.8%
1,586	Affiliated Managers Group, Inc.(a)	152,177
5,483	American Express Co.	258,633
5,729	Ameriprise Financial, Inc.	284,388
18,708	Bank of America Corp.	104,016
2,443	CBOE Holdings, Inc.	63,176
907	CME Group, Inc.	221,009

Shares		Value ($)
COMMON STOCK — (continued)
DIVERSIFIED FINANCIALS — (continued)
1,893	Discover Financial Services	45,432
1,890	Goldman Sachs Group, Inc. (The)	170,913
15,261	Invesco, Ltd.	306,593
14,139	JPMorgan Chase & Co.	470,122
1,633	MSCI, Inc., Class A(a)	53,775
8,080	State Street Corp.	325,705

		2,455,939

ENERGY - 4.6%
1,056	Alpha Natural Resources, Inc.(a)	21,574
5,001	Anadarko Petroleum Corp.	381,726
733	Apache Corp.	66,395
6,200	Chevron Corp.	659,680
3,332	ConocoPhillips	242,803
5,142	El Paso Corp.	136,623
2,643	Exxon Mobil Corp.	224,021
2,463	Forest Oil Corp.(a)	33,374
2,356	Hess Corp.	133,821
1,969	Marathon Petroleum Corp.	65,548
5,874	McDermott International, Inc.(a)	67,610
1,114	National Oilwell Varco, Inc.	75,741
2,880	Noble Corp.(a)	87,034
3,050	Occidental Petroleum Corp.	285,785
1,640	Peabody Energy Corp.	54,300
1,125	Pioneer Natural Resources Co.	100,665
1,550	Range Resources Corp.	96,007
9,829	Schlumberger, Ltd.	671,419
3,679	Southwestern Energy Co.(a)	117,507
6,382	Spectra Energy Corp.	196,246
3,669	Suncor Energy, Inc.	105,777
1,007	Ultra Petroleum Corp.(a)	29,837
4,767	Weatherford International, Ltd.(a)	69,789
2,053	Williams Cos., Inc. (The)	67,790

		3,991,072

FOOD & STAPLES RETAILING - 0.2%
4,433	CVS Caremark Corp.	180,778

FOOD, BEVERAGE & TOBACCO - 2.5%
5,951	Archer-Daniels-Midland Co.	170,199
8,475	Coca-Cola Enterprises, Inc.	218,486
3,899	ConAgra Foods, Inc.	102,934
2,032	General Mills, Inc.	82,113
14,238	Kraft Foods, Inc., Class A	531,932
1,714	McCormick & Co., Inc.	86,420
1,199	Mead Johnson Nutrition Co.	82,407
2,765	Molson Coors Brewing Co., Class B	120,388
9,466	PepsiCo, Inc.	628,069
2,551	Philip Morris International, Inc.	200,202

		2,223,150

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
1,514	Baxter International, Inc.	74,913
3,052	Catalyst Health Solutions, Inc.(a)	158,704
10,365	Covidien PLC	466,529
461	DaVita, Inc.(a)	34,948
9,537	Express Scripts, Inc.(a)	426,209
832	Gen-Probe, Inc.(a)	49,188
3,489	HCA Holdings, Inc.(a)	76,863
4,254	Masimo Corp.(a)	79,486
1,231	Omnicare, Inc.	42,408
2,934	ResMed, Inc.(a)	74,524

18  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Shares		Value ($)
Domestic Equity — (continued)
COMMON STOCK — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
674	UnitedHealth Group, Inc.	34,158
2,652	Universal Health Services, Inc., Class B	103,057

		1,620,987

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
2,373	Clorox Co.	157,947
1,610	Kimberly-Clark Corp.	118,432
5,624	Procter & Gamble Co. (The)	375,177

		651,556

INSURANCE - 1.9%
7,500	ACE, Ltd.	525,900
3,446	Chubb Corp.	238,532
2,051	Hartford Financial Services Group, Inc.	33,329
6,292	HCC Insurance Holdings, Inc.	173,030
2,627	Marsh & McLennan Cos., Inc.	83,066
6,780	MetLife, Inc.	211,400
1,704	PartnerRe, Ltd.	109,414
4,451	Prudential Financial, Inc.	223,084
1,108	RenaissanceRe Holdings, Ltd.	82,402

		1,680,157

MATERIALS - 1.9%
430	Albemarle Corp.	22,149
9,005	Allegheny Technologies, Inc.	430,439
803	Celanese Corp., Class A	35,549
1,092	Cytec Industries, Inc.	48,758
1,605	Ecolab, Inc.	92,785
1,522	EI du Pont de Nemours & Co.	69,677
4,015	Freeport-McMoRan Copper & Gold, Inc.	147,712
1,700	Intrepid Potash, Inc.(a)	38,471
916	Molycorp, Inc.(a)	21,966
4,452	Monsanto Co.	311,952
3,936	Praxair, Inc.	420,758
2,614	Steel Dynamics, Inc.	34,374

		1,674,590

MEDIA - 1.8%
3,435	DIRECTV, Class A(a)	146,881
774	Discovery Communications, Inc., Class A(a)	31,711
1,298	Discovery Communications, Inc., Class C(a)	48,935
3,657	Liberty Global, Inc., Class C(a)	144,525
782	Liberty Media Corp., Class A(a)	61,035
2,271	Nielsen Holdings NV	67,426
9,777	Omnicom Group, Inc.	435,859
4,588	Sirius XM Radio, Inc.(a)	8,350

Shares		Value ($)
COMMON STOCK — (continued)
MEDIA — (continued)
11,060	Time Warner, Inc.	399,708
6,157	Walt Disney Co. (The)	230,888

		1,575,318

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
2,100	Alexion Pharmaceuticals, Inc.(a)	150,150
5,734	Amgen, Inc.	368,180
8,432	Bristol-Myers Squibb Co.	297,144
1,645	Covance, Inc.(a)	75,209
6,975	Gilead Sciences, Inc.(a)	285,487
3,004	Human Genome Sciences, Inc.(a)	22,200
2,315	Illumina, Inc.(a)	70,561
3,023	Incyte Corp., Ltd.(a)	45,375
7,656	Johnson & Johnson	502,080
3,617	Merck & Co., Inc.	136,361
615	Mettler-Toledo International, Inc.(a)	90,842
6,145	PerkinElmer, Inc.	122,900
31,119	Pfizer, Inc.	673,415
2,407	Thermo Fisher Scientific, Inc.(a)	108,243
1,808	Vertex Pharmaceuticals, Inc.(a)	60,044

		3,008,191

REAL ESTATE - 0.5%
6,955	CBRE Group, Inc.(a)	105,855
3,771	Douglas Emmett, Inc. REIT	68,783
609	Public Storage REIT	81,886
949	Rayonier, Inc. REIT	42,354
549	Simon Property Group, Inc. REIT	70,788
788	SL Green Realty Corp. REIT	52,512

		422,178

RETAILING - 1.6%
196	Amazon.com, Inc.(a)	33,928
2,648	Bed Bath & Beyond, Inc.(a)	153,505
1,835	Dick’s Sporting Goods, Inc	67,675
1,319	Genuine Parts Co.	80,723
6,003	Home Depot, Inc. (The)	252,366
221	HomeAway, Inc.(a)	5,138
6,601	Lowe’s Cos., Inc.	167,533
3,445	Macy’s, Inc.	110,860
1,845	O’Reilly Automotive, Inc.(a)	147,508
6,265	Target Corp.	320,893
2,561	Urban Outfitters, Inc.(a)	70,581

		1,410,710

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
1,970	Altera Corp.	73,087
2,166	Hittite Microwave Corp.(a)	106,957
11,012	Intel Corp.(b)	267,041
894	KLA-Tencor Corp.	43,136
6,685	Marvell Tech. Group, Ltd.(a)	92,587
2,900	Microchip Technology, Inc.	106,227
9,391	Texas Instruments, Inc.	273,372

		962,407

SOFTWARE & SERVICES - 4.3%
10,202	Activision Blizzard, Inc.	125,689
1,219	Automatic Data Processing, Inc.	65,838
1,959	Citrix Systems, Inc.(a)	118,950

See accompanying Notes to Investment Portfolios  |  19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Shares		Value ($)
Domestic Equity — (continued)
COMMON STOCK — (continued)
SOFTWARE & SERVICES — (continued)
2,361	Cognizant Technology Solutions Corp.(a)	151,836
2,536	Equinix, Inc.(a)	257,150
575	Google, Inc., Class A(a)	371,392
3,787	International Business Machines Corp.	696,354
1,228	MercadoLibre, Inc.	97,675
28,769	Microsoft Corp.	746,843
7,243	Monster Worldwide, Inc.(a)	57,437
13,746	Oracle Corp.	352,585
4,143	Rovi Corp.(a)	101,835
3,588	SuccessFactors, Inc.(a)	143,054
2,761	Visa, Inc., Class A	280,324
8,867	Western Union Co. (The)	161,911

		3,728,873

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
2,413	Apple, Inc.(a)	977,265
41,150	Cisco Systems, Inc.	743,992
2,463	Hewlett-Packard Co	63,447
3,690	Juniper Networks, Inc.(a)	75,313
10,888	Qualcomm, Inc.	595,574
2,941	Synaptics, Inc.(a)	88,671

		2,544,262

TELECOMMUNICATION SERVICES - 1.2%
5,597	American Tower Corp., Class A	335,876
9,364	AT&T, Inc.	283,167
8,754	NII Holdings, Inc.(a)	186,460
5,307	Verizon Communications, Inc.	212,917
3,090	Windstream Corp.	36,277

		1,054,697

TRANSPORTATION - 0.6%
1,642	FedEx Corp.	137,123
853	Union Pacific Corp.	90,367
3,716	United Parcel Service, Inc., Class B	271,974
2,413	UTi Worldwide, Inc.	32,069

		531,533

UTILITIES - 1.8%
27,148	AES Corp. (The)(a)	321,432
1,788	American Water Works Co., Inc.	56,966
9,646	Calpine Corp.(a)	157,519
4,588	Dominion Resources, Inc.	243,531
2,315	FirstEnergy Corp.	102,554
3,410	ITC Holdings Corp.	258,751
2,544	NextEra Energy, Inc.	154,879
1,060	Public Service Enterprise Group, Inc.	34,991
3,297	Southern Co. (The)	152,618
1,927	Xcel Energy, Inc.	53,262

		1,536,503

	Total Domestic Equity (Cost $33,453,646)	35,619,469

Shares		Value ($)
Foreign Equity - 17.2%
COMMON STOCK - 16.8%
AUTOMOBILES & COMPONENTS - 0.6%
687	Daimler AG	30,251
730	Hyundai Motor Co.(a)	134,974
13,100	Suzuki Motor Corp.	271,058
1,806	Toyota Motor Corp.	60,208

		496,491

BANKS - 1.3%
13,749	Banco Santander SA	104,769
187,616	Bank of China, Ltd., Class H	69,088
25,858	Bank of Yokohama, Ltd. (The)	122,333
4,775	BNP Paribas SA	188,129
42,342	HSBC Holdings PLC	323,129
4,804	ICICI Bank, Ltd.	61,935
285,336	Lloyds Banking Group PLC(a)	114,873
12,784	United Overseas Bank, Ltd.	150,551

		1,134,807

CAPITAL GOODS - 2.1%
2,462	ABB, Ltd. ADR(a)	46,359
6,953	CAE, Inc.	66,235
3,900	Daikin Industries, Ltd.	106,852
2,310	European Aeronautic Defence and Space Co. NV	72,419
1,200	FANUC Corp.	183,728
14,778	Hutchison Whampoa, Ltd.	123,775
3,548	Koninklijke Philips Electronics NV	74,983
2,736	Larsen & Toubro, Ltd.(a)	51,245
7,300	Mitsubishi Corp.	147,537
12,000	Mitsubishi Heavy Industries, Ltd.	51,157
7,112	Safran SA	214,238
839	Schneider Electric SA	44,306
2,018	Siemens AG	193,697
982	Siemens AG ADR	93,889
700	SMC Corp.	112,997
1,999	Vallourec SA	130,165
2,255	Vinci SA	98,826

		1,812,408

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
3,167	Aggreko PLC	99,273
22,250	Brambles, Ltd.	163,324
6,124	Capita Group PLC (The)	59,816
16,180	G4S PLC	68,345
3,668	G4S PLC	15,389

		406,147

CONSUMER DURABLES & APPAREL - 0.1%
1,860	Adidas AG	121,355

CONSUMER SERVICES - 0.0%
373	Accor SA	9,483

DIVERSIFIED FINANCIALS - 0.3%
3,013	Credit Suisse Group AG(a)	71,112
1,342	Deutsche Boerse AG	75,120
15,817	ING Groep NV CVA(a)	114,162

		260,394

ENERGY - 1.9%
26,637	Afren PLC(a)	35,477
8,768	BG Group PLC	187,566
2,757	Canadian Natural Resources, Ltd.	103,294

20  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Shares		Value ($)
Foreign Equity — (continued)
COMMON STOCK — (continued)
ENERGY — (continued)
909	Cenovus Energy, Inc.	30,200
17,209	China Oilfield Services, Ltd., Class H	27,165
59,098	China Petroleum & Chemical Corp., Class H	62,168
1,703	Cie Generale de Geophysique - Veritas(a)	40,081
2,365	ENI SpA	49,152
5,730	Gasfrac Energy Services, Inc.(a)	39,279
3,658	Gazprom OAO ADR	39,071
8,465	Petroleo Brasileiro SA ADR	198,843
16,512	Royal Dutch Shell PLC, Class A	608,429
6,142	Suncor Energy, Inc.	177,218
1,406	Total SA	72,095

		1,670,038

FOOD & STAPLES RETAILING - 0.2%
2,616	Koninklijke Ahold NV	35,335
1,181	Metro AG	43,234
21,771	Tesco PLC	136,504

		215,073

FOOD, BEVERAGE & TOBACCO - 1.2%
627	Carlsberg AS, Class B	44,353
13,230	Diageo PLC	289,186
831	Diageo PLC ADR	72,646
6,693	Nestle SA	386,506
1,026	Nestle SA ADR	59,210
4,582	Unilever NV	158,041

		1,009,942

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
3,031	Cie Generale d’Optique Essilor International SA	214,637
2,171	Fresenius SE & Co. KGaA	201,450

		416,087

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
4,506	Reckitt Benckiser Group PLC	222,688
4,100	Unicharm Corp.	202,229

		424,917

INSURANCE - 0.9%
60,946	AIA Group, Ltd.	190,294
9,161	AXA SA	119,458
25,246	Prudential PLC	250,514
8,300	Sony Financial Holdings, Inc.	122,332
482	Zurich Financial Services AG(a)	109,534

		792,132

MATERIALS - 2.4%
2,132	Antofagasta PLC	40,257
468	Barrick Gold Corp.	21,177
9,230	BHP Billiton PLC	269,315
1,529	First Quantum Minerals, Ltd.	30,107
637	Goldcorp, Inc., Class A	28,283
14,111	Kinross Gold Corp.	161,170
2,424	Linde AG	361,714
109,976	Lynas Corp., Ltd.(a)	117,821
4,056	Mechel(a)	14,196
4,309	Neo Material Technologies, Inc.(a)	31,019

Shares		Value ($)
COMMON STOCK — (continued)
MATERIALS — (continued)
750	Novozymes AS	23,226
299	OCI Materials Co., Ltd.(a)	20,634
5,538	Potash Corp. of Saskatchewan, Inc.	229,025
2,257	Potash Corp. of Saskatchewan, Inc.	93,169
5,393	Rio Tinto PLC	261,914
448	Sociedad Quimica y Minera de Chile SA ADR	24,125
835	Symrise AG	22,351
811	Syngenta AG(a)	238,504
3,189	ThyssenKrupp AG	73,378
3,095	Xstrata PLC	47,041

		2,108,426

MEDIA - 0.2%
12,398	WPP PLC	130,153

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
2,050	Bayer AG	131,463
5,130	Novartis AG	294,601
4,852	Novartis AG ADR	277,389
2,179	Teva Pharmaceutical Industries, Ltd. ADR	87,944

		791,397

REAL ESTATE - 0.2%
6,000	Sumitomo Realty & Development Co., Ltd.	105,121
19,310	Wharf Holdings, Ltd.	87,269

		192,390

RETAILING - 0.0%
100	Fast Retailing Co. Ltd.	18,196

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
340	Samsung Electronics Co., Ltd.	312,257
981	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,665
96,297	Taiwan Semiconductor Manufacturing Co., Ltd.	241,068

		565,990

SOFTWARE & SERVICES - 0.8%
3,967	Baidu, Inc. ADR(a)	462,036
2,998	Cap Gemini SA	93,968
3,356	SAP AG	177,966

		733,970

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
21,000	Delta Electronics, Inc.	49,936
6,650	Hexagon AB, Class B	99,818
14,391	Telefonaktiebolaget LM Ericsson, Class B	147,787

		297,541

TELECOMMUNICATION SERVICES - 0.9%
4,607	America Movil SAB de CV, Class L ADR	104,118
2,564	Mobile Telesystems OJSC ADR	37,640

See accompanying Notes to Investment Portfolios  |  21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Shares		Value ($)
Foreign Equity — (continued)
COMMON STOCK — (continued)
TELECOMMUNICATION SERVICES — (continued)
3,617	MTN Group, Ltd.	64,393
6,300	Softbank Corp.	185,626
5,573	Telefonica SA	96,835
3,169	Telefonica SA ADR	54,475
102,135	Vodafone Group PLC	283,964

		827,051

UTILITIES - 0.4%
25,707	National Grid PLC	249,695
38,413	Power Grid Corp. of India, Ltd.(a)	72,406
2,075	Reliance Infrastructure, Ltd.	13,316

		335,417

	Total Common Stock (Cost $16,073,523)	14,769,805

PREFERRED STOCK - 0.4%
AUTOMOBILES & COMPONENTS - 0.3%
1,434	Volkswagen AG	215,473

MATERIALS - 0.1%
5,775	Vale SA ADR	118,965

	Total Preferred Stock (Cost $332,603)	334,438

	Total Foreign Equity (Cost $16,406,126)	15,104,243

Principal Amount ($)
Bonds & Notes - 32.2%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 2645) (Class BI)
16,443	4.50%, 02/15/18(c)	678
	(Series 2643) (Class IM)
22,131	4.50%, 03/15/18(c)	1,522
	(Series 2590) (Class YQ)
7,613	5.00%, 05/15/17(c)	252
	(Series 2781) (Class CI)
10,501	5.00%, 11/15/17(c)	334
	(Series 2781) (Class IC)
15,602	5.00%, 05/15/18(c)	848
	(Series 2763) (Class JI)
20,133	5.00%, 10/15/18(c)	1,474
	(Series 3471) (Class Z)
35,576	5.00%, 05/15/38	39,967
	(Series 2682) (Class HI)
3,708	5.50%, 04/15/17(c)	41
	(Series 2631) (Class DI)
27,303	5.50%, 06/15/33(c)	3,758
	(Series 3379) (Class AI)
163,897	6.10%, 10/15/37(c)(d)	26,825
	(Series 3806) (Class DS)
134,616	6.32%, 08/15/25(c)(d)	20,711

Principal Amount ($)		Value ($)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 3919) (Class SJ)
162,269	6.37%, 07/15/37(c)(d)	28,913
	(Series 1980) (Class IO)
6,152	7.50%, 07/15/27(c)	1,105
	(Series 33) (Class D)
251	8.00%, 04/15/20	272
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
557	0.00%, 08/01/27(e)(f)	503
	(Series 227) (Class IO)
76,061	5.00%, 12/01/34(c)	11,352
	(Series 147) (Class IO)
1,138	8.00%, 02/01/23(c)	213
	(Series 171) (Class IO)
1,187	8.00%, 07/01/24(c)	247
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
237,281	0.08%, 09/25/43(c)(d)	1,875
	Federal National Mortgage Assoc
	(Series 2003-W18) (Class 1IO2)
117,750	0.99%, 08/25/43(c)(d)	2,406
	(Series 2003-W19) (Class 1IO2)
53,459	1.07%, 11/25/33(c)(d)	1,279
	Federal National Mortgage Assoc REMIC
	(Series G92-68) (Class B)
840	0.00%, 12/25/22(e)(f)	764
	(Series 2003-89) (Class IO)
96,930	1.21%, 12/25/42(c)(d)	2,715
	(Series 2003-64) (Class KI)
1,761	4.50%, 05/25/18(c)	42
	(Series 2003-41) (Class BI)
4,203	5.00%, 08/25/17(c)	164
	(Series 2003-79) (Class HI)
9,163	5.00%, 10/25/22(c)	463
	(Series 2003-61) (Class IJ)
37,190	5.00%, 02/25/32(c)	3,055
	(Series 2007-109) (Class VZ)
30,650	5.00%, 10/25/35	35,457
	(Series 2008-67) (Class ZW)
27,708	5.00%, 07/25/38	31,258
	(Series 2008-67) (Class ZM)
34,497	5.00%, 08/25/38	38,812
	(Series 2010-98) (Class DI)
172,768	5.00%, 09/25/40(c)	25,461
	(Series 2002-94) (Class BZ)
149,688	5.50%, 01/25/33	164,877
	(Series 2008-61) (Class SB)
71,275	5.71%, 07/25/38(c)(d)	8,288
	(Series 2010-152) (Class SB)
95,153	5.71%, 01/25/41(c)(d)	12,701
	(Series 2011-101) (Class BS)
372,875	5.76%, 02/25/39(c)(d)	61,562
	(Series 2008-2) (Class SA)
166,549	5.98%, 02/25/38(d)	24,580
	(Series 2011-94) (Class SC)
191,723	6.39%, 11/25/37(c)(d)	28,163

22  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 1992-77) (Class K)
4	8.00%, 05/25/22(c)	100
	(Series 2003-90) (Class SL)
19,954	15.96%, 03/25/31(d)	22,096
	Federal National Mortgage Assoc STRIPS
	(Series 354) (Class 1)
33,822	0.00%, 12/01/34(e)(f)	32,246
	(Series 362) (Class 2)
39,651	4.50%, 08/01/35(c)	5,066
	(Series 378) (Class 1)
46,430	4.50%, 01/01/36(c)	5,643
	(Series 387) (Class 2)
37,638	5.00%, 03/25/38(c)	5,234
	(Series 387) (Class 1)
33,734	5.00%, 05/25/38(c)	4,959
	(Series 346) (Class 2)
9,856	5.50%, 12/01/33(c)	1,381
	(Series 252) (Class 2)
15,429	7.50%, 11/01/23(c)	2,835
	(Series 237) (Class 2)
846	8.00%, 08/01/23(c)	158
	(Series 264) (Class 2)
4,098	8.00%, 07/01/24(c)	812
	(Series 12) (Class 2)
170	8.50%, 03/01/17(c)	23
	(Series 7) (Class 2)
367	8.50%, 04/01/17(c)	52
	(Series 28) (Class 2)
59	8.50%, 01/01/18(c)	8
	(Series 150) (Class 2)
440	8.50%, 07/25/22(c)	90
	(Series 163) (Class 2)
583	8.50%, 07/25/22(c)	82
	(Series 137) (Class 2)
833	9.00%, 05/25/22(c)	161
	Government National Mortgage Assoc
	(Series 2011-71) (Class MI)
141,606	4.50%, 04/16/34(c)	15,053
	(Series 2010-98) (Class PI)
166,921	4.50%, 10/20/37(c)	22,920
	(Series 2011-51) (Class NI)
93,450	4.50%, 10/20/37(c)	11,650
	(Series 2010-94) (Class PI)
137,130	4.50%, 12/20/37(c)	18,292
	(Series 2010-101) (Class GI)
92,516	4.50%, 02/20/38(c)	12,655
	(Series 2010-130) (Class PI)
97,803	4.50%, 08/16/39(c)	14,139
	(Series 2009-106) (Class VZ)
72,831	4.50%, 11/20/39	80,097
	(Series 2010-75) (Class KI)
86,175	5.00%, 12/20/35(c)	8,481
	(Series 2010-42) (Class IA)
87,777	5.00%, 10/20/37(c)	10,205
	(Series 2007-17) (Class IC)
66,997	5.97%, 04/16/37(c)(d)	12,490
	Vendee Mortgage Trust

Principal Amount ($)		Value ($)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2010-1) (Class DI)
242,082	0.37%, 04/15/40(c)(d)	4,744
	(Series 2011-1) (Class IO)
516,708	0.58%, 09/15/46(c)(d)	16,649
	(Series 2003-2) (Class IO)
81,676	0.84%, 05/15/33(c)(d)	3,092

	Total Agency Collateralized Mortgage Obligations (Cost $798,623)	894,350

AGENCY MORTGAGE BACKED - 9.8%
	Federal Home Loan Mortgage Corp.
3,487	4.50%, 06/01/33	3,710
6,545	4.50%, 02/01/35	6,959
12,030	5.00%, 07/01/35	13,232
19,413	5.00%, 07/01/35	21,352
8,038	5.00%, 07/01/35	8,841
4,220	5.00%, 07/01/35	4,641
169,511	5.00%, 06/01/41	185,568
4,635	5.50%, 05/01/20	5,081
86,161	5.50%, 01/01/38	95,642
43,882	5.50%, 04/01/39	48,025
608	6.00%, 04/01/17	662
1,304	6.00%, 06/01/17	1,419
1,753	6.00%, 05/01/20	1,919
7,056	6.00%, 08/01/29	7,861
7,693	6.00%, 06/01/33	8,595
8,226	6.00%, 09/01/33	9,190
8,517	6.00%, 10/01/33	9,499
4,386	6.00%, 10/01/33	4,900
5,064	6.00%, 10/01/33	5,657
17,643	6.00%, 11/01/33	19,711
6,796	6.00%, 03/01/34	7,593
3,378	6.00%, 05/01/34	3,773
5,601	6.00%, 11/01/34	6,215
7,939	6.00%, 12/01/34	8,869
5,284	6.00%, 12/01/34	5,894
4,376	6.00%, 03/01/35	4,856
4,103	6.00%, 05/01/35	4,571
72,489	6.00%, 06/01/37	80,760
73,831	6.00%, 11/01/37	82,255
10,030	6.50%, 06/01/29	11,494
733	7.00%, 10/01/16	797
232	7.00%, 06/01/29	271
540	7.00%, 08/01/29	630
1,953	7.00%, 12/01/29	2,278
4,169	7.00%, 04/01/31	4,864
3,609	7.00%, 07/01/34	4,141
4,118	7.00%, 12/01/34	4,726
4,009	7.00%, 12/01/34	4,601
3,585	7.00%, 02/01/35	4,114
2,842	7.00%, 08/01/36	3,244
7,600	7.50%, 12/01/30	9,086
1,563	7.50%, 09/01/33	1,744
192	8.00%, 04/01/30	233
2,478	8.00%, 11/01/30	2,967
398	9.00%, 04/01/16	440
438	9.00%, 07/01/16	486
555	9.00%, 06/01/21	639
	Federal National Mortgage Assoc
7,231	4.00%, 05/01/19	7,694
24,817	4.00%, 06/01/19	26,406

See accompanying Notes to Investment Portfolios  |  23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
996,384	4.00%, 12/01/40	1,053,702
7,236	4.50%, 05/01/18	7,750
8,565	4.50%, 05/01/19	9,168
9,489	4.50%, 05/01/19	10,157
15,390	4.50%, 05/01/19	16,475
8,783	4.50%, 05/01/19	9,402
7,837	4.50%, 06/01/19	8,389
4,224	4.50%, 02/01/20	4,519
8,928	4.50%, 07/01/20	9,551
12,922	4.50%, 08/01/20	13,824
5,810	4.50%, 07/01/33	6,202
4,926	4.50%, 04/01/34	5,256
8,560	4.50%, 12/01/34	9,135
15,710	4.50%, 12/01/34	16,765
716,926	4.50%, 09/01/39	769,784
471,303	4.50%, 10/01/39	502,075
137,803	4.50%, 02/01/40	146,801
325,242	4.50%, 09/01/40	346,478
76,495	4.50%, 10/01/40	81,489
335,294	4.50%, 06/01/41	360,016
364,610	4.50%, 07/01/41	395,480
393,738	4.50%, 08/01/41	422,768
13,609	5.00%, 07/01/20	14,841
35,756	5.00%, 03/01/34	38,674
4,974	5.00%, 10/01/34	5,379
11,958	5.00%, 06/01/35	13,221
7,777	5.00%, 06/01/35	8,599
36,301	5.00%, 07/01/35	39,251
14,893	5.00%, 07/01/35	16,104
11,793	5.00%, 07/01/35	12,751
14,369	5.00%, 07/01/35	15,887
10,415	5.00%, 08/01/35	11,262
21,457	5.00%, 03/01/39	23,435
16,018	5.00%, 04/01/39	17,630
13,383	5.00%, 04/01/39	14,625
264,528	5.00%, 06/01/41	291,155
506	5.14%, 03/01/37(d)	508
314	5.47%, 04/01/37(d)	335
5,098	5.50%, 03/01/14	5,535
4,778	5.50%, 04/01/14	5,189
7,395	5.50%, 05/01/14	8,030
450	5.50%, 05/01/14	489
6,522	5.50%, 06/01/20	7,169
7,417	5.50%, 06/01/20	8,154
4,569	5.50%, 06/01/20	5,023
5,186	5.50%, 06/01/20	5,702
5,477	5.50%, 06/01/20	6,021
5,545	5.50%, 06/01/20	6,096
7,243	5.50%, 07/01/20	7,962
6,419	5.50%, 07/01/20	7,056
11,360	5.50%, 07/01/20	12,488
10,690	5.50%, 07/01/20	11,752
9,390	5.50%, 07/01/20	10,322
6,310	5.50%, 07/01/33	6,944
6,168	5.50%, 08/01/33	6,788
5,703	5.50%, 06/01/35	6,312
4,513	5.50%, 06/01/35	4,995
3,321	5.50%, 06/01/35	3,675
4,720	5.50%, 07/01/35	5,224
5,644	5.50%, 08/01/35	6,247
12,680	5.50%, 11/01/35	13,850
58,135	5.50%, 12/01/35	63,487
19,205	5.50%, 05/01/37	21,135
52,618	5.50%, 06/01/37	57,463

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
14,749	5.50%, 08/01/37	16,107
160,045	5.50%, 08/01/37	174,880
70,288	5.50%, 04/01/38	77,199
193,647	5.50%, 01/01/39	211,052
1,426	6.00%, 07/01/14	1,539
209	6.00%, 04/01/18	226
4,036	6.00%, 02/01/20	4,399
2,567	6.00%, 05/01/33	2,875
3,957	6.00%, 06/01/33	4,432
3,787	6.00%, 06/01/33	4,242
4,177	6.00%, 07/01/33	4,671
3,316	6.00%, 07/01/33	3,699
8,020	6.00%, 07/01/33	8,941
7,623	6.00%, 08/01/33	8,540
10,575	6.00%, 08/01/33	11,845
8,438	6.00%, 10/01/33	9,452
4,166	6.00%, 10/01/33	4,666
12,634	6.00%, 10/01/33	14,152
4,614	6.00%, 11/01/33	5,168
6,514	6.00%, 12/01/33	7,297
10,529	6.00%, 01/01/34	11,795
5,440	6.00%, 02/01/34	6,094
128,641	6.00%, 03/01/34	143,467
6,656	6.00%, 04/01/34	7,456
7,255	6.00%, 05/01/34	8,127
7,239	6.00%, 07/01/34	8,062
5,887	6.00%, 10/01/34	6,594
8,582	6.00%, 11/01/34	9,613
4,781	6.00%, 12/01/34	5,322
5,484	6.00%, 12/01/34	6,143
11,406	6.00%, 01/01/35	12,777
7,278	6.00%, 01/01/35	8,153
5,668	6.00%, 02/01/35	6,350
4,339	6.00%, 03/01/35	4,860
6,144	6.00%, 06/01/35	6,863
9,020	6.00%, 06/01/35	10,076
11,397	6.00%, 06/01/35	12,731
11,249	6.00%, 06/01/35	12,566
10,854	6.00%, 06/01/35	12,125
5,184	6.00%, 07/01/35	5,807
3,202	6.00%, 07/01/35	3,577
7,129	6.00%, 08/01/35	7,917
190,000	6.50%, TBA	211,434
441	6.50%, 01/01/15	467
715	6.50%, 02/01/16	783
2,406	6.50%, 08/01/17	2,644
308	6.50%, 09/01/17	339
835	6.50%, 10/01/17	920
965	6.50%, 10/01/18	1,064
18,540	6.50%, 01/01/19	20,428
1,017	6.50%, 03/01/19	1,121
167	6.50%, 05/01/24	188
183	6.50%, 10/01/28	209
171	6.50%, 05/01/29	198
3,726	6.50%, 07/01/29	4,259
1,290	6.50%, 07/01/32	1,470
2,490	6.50%, 09/01/32	2,847
1,428	6.50%, 09/01/32	1,625
704	6.50%, 11/01/32	800
722	6.50%, 12/01/32	822
2,629	6.50%, 01/01/33	2,998
287	6.50%, 01/01/33	326
1,896	6.50%, 06/01/33	2,149
1,561	6.50%, 11/01/33	1,777
2,581	6.50%, 01/01/34	2,924

24  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
543	6.50%, 02/01/34	606
4,564	6.50%, 07/01/34	5,171
3,266	6.50%, 08/01/34	3,690
377	7.00%, 10/01/16	415
1,322	7.00%, 04/01/17	1,458
3,890	7.00%, 08/01/17	4,297
245	7.00%, 05/01/33	279
848	7.00%, 12/01/33	970
19	7.50%, 09/01/13	19
61	7.50%, 05/01/15	66
13	7.50%, 09/01/15	13
5,412	7.50%, 05/01/17	5,815
58	7.50%, 06/01/17	58
3,110	7.50%, 12/01/23	3,598
229	7.50%, 12/01/26	270
665	7.50%, 09/01/29	793
1,394	7.50%, 08/01/31	1,671
5,944	7.50%, 09/01/31	6,506
535	7.50%, 10/01/31	640
7,790	7.50%, 11/01/31	9,331
1,816	7.50%, 01/01/32	2,178
1,275	7.50%, 05/01/32	1,529
1,225	7.50%, 06/01/32	1,470
1,092	7.50%, 07/01/32	1,307
360	7.50%, 12/01/32	387
740	7.50%, 01/01/33	887
531	7.50%, 03/01/33	589
231	7.50%, 12/01/33	236
884	7.50%, 03/01/34	973
19	8.00%, 12/01/12	19
227	8.00%, 07/01/15	227
765	8.00%, 12/01/15	823
2,226	8.00%, 11/01/25	2,649
529	8.00%, 09/01/30	608
2,932	8.00%, 11/01/30	3,545
2,596	8.00%, 12/01/30	3,124
1,817	8.00%, 09/01/32	2,202
62	8.00%, 12/01/32	63
163	8.00%, 01/01/33	168
1,685	8.00%, 11/01/33	2,043
270	8.50%, 07/01/30	271
1,645	8.50%, 05/01/31	2,015
1	9.00%, 04/01/16	1
2,143	9.00%, 12/01/17	2,405
2,546	9.00%, 12/01/22	2,997
	Government National Mortgage Assoc
680,000	4.50%, TBA(g)	740,775
7,554	4.50%, 08/15/33	8,290
24,092	4.50%, 10/15/33	26,439
6,379	4.50%, 10/15/33	7,000
8,432	4.50%, 10/15/33	9,253
18,058	4.50%, 09/15/34	19,814
487,603	4.50%, 03/20/41	532,996
19,594	5.00%, 08/15/33	21,727
4,702	6.00%, 04/15/30	5,400
14,276	6.00%, 07/15/33	16,334
6,873	6.00%, 04/15/34	7,829
1,599	6.00%, 06/15/35	1,816
5,957	6.00%, 09/15/36	6,758
956	6.50%, 02/15/24	1,091
8,449	6.50%, 06/15/24	9,796
3,389	6.50%, 04/15/28	3,930
6,805	6.50%, 04/15/28	7,891

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
8,776	6.50%, 04/15/32	10,176
3,538	6.50%, 08/15/32	4,103
3,657	6.50%, 01/15/33	4,240
12,207	6.50%, 06/15/34	14,154
9,049	6.50%, 06/15/34	10,367
2,448	6.50%, 08/15/34	2,805
9,976	6.50%, 08/15/34	11,568
8,502	6.50%, 07/15/36	9,858
8,089	6.50%, 08/15/36	9,380
30	7.00%, 03/15/12	30
3,195	7.00%, 04/15/28	3,725
3,332	7.00%, 10/15/30	3,900
7,186	7.00%, 06/15/34	8,388
8,113	7.00%, 08/15/36	9,483
4,978	7.00%, 09/15/36	5,817
147	8.00%, 09/15/29	153
104	8.00%, 06/15/30	111
16,609	8.50%, 10/15/17	18,744
16,882	9.00%, 11/15/16	19,015
3,502	9.00%, 01/15/17	3,945
1,620	9.00%, 11/15/17	1,822
479	9.00%, 11/15/17	539
601	9.00%, 12/15/21	705

	Total Agency Mortgage Backed (Cost $8,324,436)	8,602,254

ASSET BACKED - 0.4%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
2,611	0.66%, 01/25/34(d)(h)	1,947
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
30,000	6.04%, 09/25/36(i)	24,780
	Mid-State Trust
	(Series 6) (Class A3)
4,443	7.54%, 07/01/35(h)	4,439
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
25,000	5.30%, 11/25/35(i)	16,883
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
2,594	0.79%, 07/25/32(d)(h)	1,487
	Saxon Asset Securities Trust
	(Series 2004-2) (Class AF3)
297,715	5.23%, 08/25/35(d)	284,324

	Total Asset Backed (Cost $334,370)	333,860

CORPORATE NOTES - 11.6%
AUTOMOBILES & COMPONENTS - 0.1%
	American Axle & Manufacturing, Inc.
30,000	7.88%, 03/01/17	29,850
	Visteon Corp.
35,000	6.75%, 04/15/19(j)	35,088

		64,938

See accompanying Notes to Investment Portfolios  |  25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
BANKS - 0.8%
	Australia & New Zealand Banking Group, Ltd.
250,000	2.40%, 11/23/16(j)	247,923
	Banco de Credito del Peru
21,000	4.75%, 03/16/16(j)	21,158
	Banco Mercantil del Norte SA
50,000	6.86%, 10/13/21(d)(j)	51,000
	BanColombia SA
10,000	6.13%, 07/26/20	10,200
	Bombardier, Inc.
61,000	7.75%, 03/15/20(j)	66,795
	Central American Bank for Economic Integration
40,000	5.38%, 09/24/14(j)	42,663
	European Investment Bank
100,000	0.88%, 12/15/14	98,383
	First Horizon National Corp.
62,000	5.38%, 12/15/15	62,815
	Kreditanstalt fuer Wiederaufbau
22,000	3.50%, 03/10/14	23,238
15,000	4.50%, 07/16/18	17,464
	National Agricultural Cooperative Federation
100,000	4.25%, 01/28/16(j)	102,035

		743,674

CAPITAL GOODS - 0.5%
	Amsted Industries, Inc.
37,000	8.13%, 03/15/18(j)	39,405
	Cargill, Inc.
62,000	5.20%, 01/22/13(j)	64,758
25,000	6.00%, 11/27/17(j)	29,509
	Case New Holland, Inc.
17,000	7.88%, 12/01/17	19,295
	Caterpillar, Inc.
37,000	3.90%, 05/27/21	40,701
	Danaher Corp.
36,000	2.30%, 06/23/16	37,458
7,000	3.90%, 06/23/21	7,743
	Lockheed Martin Corp.
34,000	3.35%, 09/15/21	33,893
34,000	4.85%, 09/15/41	34,596
	Raytheon Co.
33,000	1.40%, 12/15/14	33,184
	Textron, Inc.
50,000	6.20%, 03/15/15	53,713

		394,255

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
	Republic Services, Inc.
21,000	5.25%, 11/15/21	23,858
25,000	5.70%, 05/15/41	28,787

		52,645

CONSUMER DURABLES & APPAREL - 0.1%
	Hanesbrands, Inc.
55,000	6.38%, 12/15/20	56,100

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
CONSUMER SERVICES - 0.2%
	CityCenter Holdings LLC
30,000	7.63%, 01/15/16(j)	30,900
	Vail Resorts, Inc.
59,000	6.50%, 05/01/19	60,475
	Wynn Las Vegas LLC
74,000	7.88%, 05/01/20	81,862

		173,237

DIVERSIFIED FINANCIAL SERVICES - 0.2%
	HSBC Finance Corp.
74,000	6.68%, 01/15/21	76,675
	Woodside Finance, Ltd.
63,000	4.50%, 11/10/14(j)	66,378

		143,053

DIVERSIFIED FINANCIALS - 1.6%
	Bank of America Corp.
70,000	3.75%, 07/12/16	64,880
40,000	5.00%, 05/13/21	36,500
200,000	5.42%, 03/15/17	180,640
15,000	5.63%, 1 0/14/16	14,405
25,000	6.50%, 08/01/16	25,201
	Citigroup, Inc.
59,000	4.50%, 01/14/22	56,872
76,000	5.00%, 09/15/14	75,265
	Dolphin Subsidiary II, Inc.
110,000	7.25%, 10/15/21(j)	119,075
	Goldman Sachs Capital I
33,000	6.35%, 02/15/34	28,008
	Goldman Sachs Group, Inc. (The)
71,000	3.63%, 02/07/16	68,666
47,000	3.70%, 08/01/15	46,084
82,000	5.25%, 07/27/21	80,143
69,000	6.15%, 04/01/18	71,306
39,000	6.75%, 10/01/37	36,396
	John Deere Capital Corp.
17,000	3.15%, 10/15/21	17,362
	JPMorgan Chase & Co.
50,000	3.15%, 07/05/16	50,286
161,000	4.35%, 08/15/21	162,913
40,000	5.13%, 09/15/14	42,199
	Morgan Stanley
17,000	5.50%, 07/28/21	15,747
100,000	5.75%, 01/25/21	93,441
	Susser Holdings LLC
52,000	8.50%, 05/15/16	56,355
	UBS AG
100,000	5.88%, 07/15/16	99,692

		1,441,436

ENERGY - 2.0%
	Alpha Natural Resources, Inc.
32,000	6.00%, 06/01/19	31,200
	Anadarko Petroleum Corp.
70,000	5.95%, 09/15/16	79,431
65,000	6.20%, 03/15/40	72,592
73,000	6.38%, 09/15/17	84,720
17,000	6.45%, 09/15/36	19,445
44,000	6.95%, 06/15/19	52,607
	Arch Coal, Inc.
19,000	7.00%, 06/15/19(j)	19,475

26  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
ENERGY — (continued)
	Baker Hughes, Inc.
34,000	3.20%, 08/15/21(j)	35,203
	BG Energy Capital PLC
34,000	4.00%, 10/15/21(j)	35,117
	BP Capital Markets PLC
50,000	2.25%, 11/01/16	50,376
	Chesapeake Energy Corp.
28,000	6.13%, 02/15/21	28,910
	Chesapeake Midstream Partners LP
47,000	5.88%, 04/15/21(j)	47,235
	Denbury Resources, Inc.
27,000	6.38%, 08/15/21	28,350
32,000	8.25%, 02/15/20	35,920
	Ecopetrol SA
6,000	7.63%, 07/23/19	7,290
	Energy Transfer Equity LP
23,000	7.50%, 10/15/20	25,242
	Energy Transfer Partners LP
25,000	6.70%, 07/01/18	27,772
	Forest Oil Corp.
42,000	7.25%, 06/15/19	43,050
	Halliburton Co.
17,000	3.25%, 11/15/21	17,600
17,000	4.50%, 11/15/41	17,508
	Kinder Morgan Energy Partners LP
17,000	5.80%, 03/01/21	19,273
	Linn Energy LLC
25,000	8.63%, 04/15/20	27,250
	Newfield Exploration Co.
42,000	5.75%, 01/30/22	45,570
	Noble Energy, Inc.
32,000	4.15%, 12/15/21	33,170
	Occidental Petroleum Corp.
34,000	1.75%, 02/15/17	34,479
34,000	3.13%, 02/15/22	34,953
	ONEOK Partners LP
39,000	6.13%, 02/01/41	45,096
	Pacific Rubiales Energy Corp.
115,000	7.25%, 12/12/21(j)	116,150
	Peabody Energy Corp.
9,000	6.00%, 11/15/18(j)	9,225
18,000	6.25%, 11/15/21(j)	18,720
	Pemex Project Funding Master Trust
10,000	6.63%, 06/15/35	11,438
10,000	6.63%, 06/15/38	11,425
	Petrobras International Finance Co.
39,000	3.88%, 01/27/16	40,373
	Petroleos Mexicanos
10,000	6.50%, 06/02/41(j)	11,300
10,000	8.00%, 05/03/19	12,525
	Pioneer Natural Resources Co.
66,000	7.50%, 01/15/20	77,738
	Plains All American Pipeline LP
40,000	3.95%, 09/15/15	42,394
	Power Sector Assets & Liabilities Management Corp.
100,000	7.25%, 05/27/19	121,750
100,000	7.39%, 12/02/24(j)	122,750

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
ENERGY — (continued)
	Pride International, Inc.
48,000	6.88%, 08/15/20	56,370
	Range Resources Corp.
30,000	5.75%, 06/01/21	32,625
	Schlumberger Investment SA
17,000	3.30%, 09/14/21(j)	17,501
	Schlumberger Norge A/S
17,000	1.95%, 09/14/16(j)	17,219
	Sunoco Logistics Partners Operations LP
36,000	4.65%, 02/15/22	36,880
	Transocean, Inc.
10,000	6.38%, 12/15/21	10,649
	Williams Partners LP
10,000	4.13%, 11/15/20	10,282

		1,776,148

FOOD & STAPLES RETAILING - 0.1%
	CVS Caremark Corp.
17,000	3.25%, 05/18/15	17,938
31,000	5.75%, 06/01/17	36,215

		54,153

FOOD, BEVERAGE & TOBACCO - 0.4%
	Alliance One International, Inc.
12,000	10.00%, 07/15/16	10,860
	Anheuser-Busch InBev Worldwide, Inc.
62,000	3.63%, 04/15/15	66,072
42,000	5.38%, 11/15/14(j)	46,699
	Archer-Daniels-Midland Co.
55,000	5.77%, 03/01/41	69,730
	Coca-Cola Co. (The)
13,000	3.30%, 09/01/21(j)	13,718
	Kraft Foods, Inc.
60,000	4.13%, 02/09/16	65,205
10,000	5.38%, 02/10/20	11,558
	Lorillard Tobacco Co.
35,000	3.50%, 08/04/16	35,439
33,000	7.00%, 08/04/41	34,798
	Philip Morris International, Inc.
37,000	2.50%, 05/16/16	38,299

		392,378

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
	Baxter International, Inc.
40,000	1.85%, 01/15/17	40,359
	Becton Dickinson and Co.
50,000	3.13%, 11/08/21	51,834
	Cigna Corp.
33,000	2.75%, 11/15/16	32,965
72,000	4.00%, 02/15/22	71,480
55,000	5.38%, 02/15/42	54,887
	DaVita, Inc.
30,000	6.38%, 11/01/18	30,788
	DENTSPLY International, Inc.
52,000	2.75%, 08/15/16	52,556
34,000	4.13%, 08/15/21	35,140
	Fresenius Medical Care US Finance, Inc.
24,000	5.75%, 02/15/21(j)	24,090

See accompanying Notes to Investment Portfolios  |  27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
	HCA Holdings, Inc.
38,000	6.50%, 02/15/20	39,520
30,000	7.50%, 02/15/22	30,750
	Healthsouth Corp.
30,000	7.75%, 09/15/22	29,662
	Roche Holdings, Inc.
55,000	6.00%, 03/01/19(j)	66,948

		560,979

INSURANCE - 0.4%
	American International Group, Inc.
57,000	5.85%, 01/16/18	55,886
	AON Corp.
44,000	3.13%, 05/27/16	44,545
	CNA Financial Corp.
32,000	5.88%, 08/15/20	32,927
	Nationwide Mutual Insurance Co.
18,000	7.88%, 04/01/33(j)	18,536
8,000	9.38%, 08/15/39(j)	9,695
	Protective Life Corp.
73,000	8.45%, 10/15/39	83,894
	Prudential Financial, Inc.
26,000	5.40%, 06/13/35	25,196
	Willis Group Holdings PLC
40,000	4.13%, 03/15/16	40,664
	XL Group PLC
35,000	6.50%, 12/29/49(d)	27,738
	Xl Group, Ltd.
37,000	5.75%, 10/01/21	39,122

		378,203

MATERIALS - 0.6%
	Alcoa, Inc.
17,000	5.40%, 04/15/21	17,063
17,000	5.55%, 02/01/17	18,148
	ArcelorMittal
38,000	5.50%, 03/01/21	34,942
43,000	6.75%, 03/01/41	38,782
	Boise Paper Holdings LLC
55,000	8.00%, 04/01/20	58,438
	Corp Nacional del Cobre de Chile
100,000	3.75%, 11/04/20(j)	102,055
6,000	5.63%, 09/21/35(j)	6,980
	Dow Chemical Co. (The)
33,000	5.25%, 11/15/41	34,845
	Ecolab, Inc.
46,000	3.00%, 12/08/16	47,637
	FMG Resources August 2006 Pty, Ltd.
30,000	7.00%, 11/01/15(j)	30,450
	Inversiones CMPC SA
7,000	4.75%, 01/19/18(j)	7,338
	Novelis, Inc.
35,000	8.38%, 12/15/17	37,362
	Solutia, Inc.
27,000	7.88%, 03/15/20	29,498
	Southern Copper Corp.
15,000	6.75%, 04/16/40	15,159

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
MATERIALS — (continued)
	Xstrata Finance Canada, Ltd.
53,258	5.80%, 11/15/16(j)	58,160

		536,857

MEDIA - 1.0%
	CCO Holdings LLC
101,000	7.88%, 04/30/18	108,196
32,000	8.13%, 04/30/20	35,200
	DIRECTV Holdings LLC
43,000	3.55%, 03/15/15	44,791
48,000	4.75%, 10/01/14	51,881
	News America, Inc.
9,000	6.65%, 11/15/37	10,230
	Ticketmaster Entertainment LLC
250,000	10.75%, 08/01/16	267,500
	Time Warner Cable, Inc.
23,000	4.00%, 09/01/21	23,316
58,000	5.50%, 09/01/41	61,349
61,000	6.75%, 07/01/18	72,548
	Time Warner, Inc.
7,000	3.15%, 07/15/15	7,287
34,000	4.00%, 01/15/22	35,142
49,000	5.38%, 10/15/41	53,281
72,000	5.88%, 11/15/16	83,194
	Viacom, Inc.
22,000	2.50%, 12/15/16	22,017
32,000	3.88%, 12/15/21	32,735

		908,667

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
	Agilent Technologies, Inc.
34,000	5.50%, 09/14/15	37,510
	Allergan, Inc.
27,000	3.38%, 09/15/20	27,878
	Amgen, Inc.
17,000	1.88%, 11/15/14	17,232
26,000	2.30%, 06/15/16	26,205
17,000	2.50%, 11/15/16	17,224
44,000	5.65%, 06/15/42	48,016
	Gilead Sciences, Inc.
26,000	3.05%, 12/01/16	26,641
32,000	4.40%, 12/01/21	33,945
43,000	5.65%, 12/01/41	47,787
	Mylan, Inc.
12,000	7.88%, 07/15/20(j)	13,305
	Teva Pharmaceutical Finance Co. BV
33,000	2.40%, 11/10/16	33,602
	Teva Pharmaceutical Finance II BV
87,000	3.00%, 06/15/15	90,673

		420,018

REAL ESTATE - 0.1%
	Duke Realty LP
54,000	6.50%, 01/15/18	59,746
	Host Hotels & Resorts LP
30,000	6.00%, 11/01/20	30,825

		90,571

28  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
RETAILING - 0.1%
	QVC, Inc.
44,000	7.50%, 10/01/19(j)	47,410

		47,410

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	Advanced Micro Devices, Inc.
30,000	7.75%, 08/01/20	30,975
	Broadcom Corp.
50,000	2.70%, 11/01/18	50,629
	Texas Instruments, Inc.
56,000	2.38%, 05/16/16	58,394

		139,998

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
	EH Holding Corp.
63,000	6.50%, 06/15/19(j)	65,992
	Hewlett-Packard Co.
34,000	3.00%, 09/15/16	34,277
33,000	4.65%, 12/09/21	34,887
	Seagate HDD Cayman
20,000	7.75%, 12/15/18(j)	21,375

		156,531

TELECOMMUNICATION SERVICES - 0.8%
	AT&T, Inc.
31,000	2.95%, 05/15/16	32,339
60,000	5.60%, 05/15/18	69,812
64,000	6.40%, 05/15/38	79,342
	CenturyLink, Inc.
35,000	5.15%, 06/15/17	34,732
28,000	6.88%, 01/15/28	26,163
	Cincinnati Bell, Inc.
14,000	8.25%, 10/15/17	14,140
	Crown Castle Towers LLC
100,000	4.88%, 08/15/20(j)	102,384
32,000	6.11%, 01/15/20(j)	35,364
	Frontier Communications Corp.
65,000	7.13%, 03/15/19	63,700
	Intelsat Jackson Holdings SA
26,000	7.25%, 10/15/20	26,455
	MetroPCS Wireless, Inc.
19,000	6.63%, 11/15/20	17,765
	Nextel Communications, Inc.
48,000	6.88%, 10/31/13	48,000
	PAETEC Holding Corp.
50,000	8.88%, 06/30/17	54,250
	Verizon Communications, Inc.
50,000	3.50%, 11/01/21	52,164
	Windstream Corp.
35,000	7.75%, 10/01/21	36,050
8,000	7.88%, 11/01/17	8,700

		701,360

TRANSPORTATION - 0.1%
	CSX Corp.
32,000	4.25%, 06/01/21	34,259
	RailAmerica, Inc.
43,000	9.25%, 07/01/17	47,192

		81,451

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
UTILITIES - 0.9%
	AES Corp. (The)
13,000	8.00%, 10/15/17	14,365
	AES El Salvador Trust
100,000	6.75%, 02/01/16(j)	98,000
	AES Gener SA
9,000	5.25%, 08/15/21(j)	9,090
	AES Panama SA
20,000	6.35%, 12/21/16(j)	21,750
	Arizona Public Service Co.
20,000	6.25%, 08/01/16	23,494
	Consolidated Edison Co. of New York, Inc.
18,000	5.85%, 04/01/18	21,990
30,000	6.65%, 04/01/19	37,976
	Dominion Resources, Inc.
24,000	1.95%, 08/15/16	24,145
14,000	4.90%, 08/01/41	15,178
	Empresa de Energia de Bogota SA
6,000	6.13%, 11/10/21(j)	6,059
	Exelon Corp.
34,000	4.90%, 06/15/15	36,663
	Florida Power & Light Co.
30,000	4.13%, 02/01/42	31,084
	Great Plains Energy, Inc.
37,000	4.85%, 06/01/21	38,858
	Midamerican Energy Holdings Co.
40,000	6.13%, 04/01/36	47,936
	NextEra Energy Capital Holdings, Inc.
85,000	2.60%, 09/01/15	85,850
	Nisource Finance Corp.
32,000	6.13%, 03/01/22	36,912
	NRG Energy, Inc.
10,000	7.63%, 05/15/19(j)	9,850
	Oglethorpe Power Corp.
21,000	5.38%, 11/01/40	24,947
	Pacific Gas & Electric Co.
15,000	5.80%, 03/01/37	18,334
17,000	6.05%, 03/01/34	21,113
	PacifiCorp
2,000	6.25%, 10/15/37	2,646
	Perusahaan Listrik Negara PT
200,000	5.50%, 11/22/21(j)	204,500

		830,740

	Total Corporate Notes (Cost $9,819,707)	10,144,802

MUNICIPAL BONDS AND NOTES - 0.2%
	American Municipal Power, Inc.
10,000	6.27%, 02/15/50	11,280
	Municipal Electric Authority of Georgia
82,000	6.64%, 04/01/57	85,316
	New Jersey State Turnpike Authority
20,000	7.10%, 01/01/41	27,401
10,000	7.41%, 01/01/40	14,350
	New Jersey Transportation Trust Fund Authority
10,000	6.88%, 12/15/39	11,160

See accompanying Notes to Investment Portfolios  |  29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
MUNICIPAL BONDS AND NOTES — (continued)
	South Carolina State Public Service Authority
20,000	6.45%, 01/01/50	26,983
	State of California, GO
25,000	5.70%, 11/01/21	27,317

	Total Municipal Bonds and Notes (Cost $181,901)	203,807

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 2.1%
	Banc of America Commercial Mortgage, Inc.
	(Series 2005-6) (Class A4)
50,000	5.37%, 09/10/47(d)	55,539
	(Series 2006-4) (Class A4)
40,000	5.63%, 07/10/46	44,424
	(Series 2006-4) (Class B)
40,000	5.73%, 07/10/46(d)	19,328
	(Series 2007-4) (Class A4)
40,000	5.92%, 02/10/51(d)	43,947
	(Series 2007-4) (Class AM)
60,000	5.98%, 02/10/51(d)	57,013
	(Series 2008-1) (Class A4)
40,000	6.39%, 02/10/51(d)	45,337
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
	(Series 2006-3) (Class A4)
70,000	5.89%, 07/10/44(d)	76,998
	(Series 2008-1) (Class AM)
40,000	6.44%, 02/10/51(d)	39,506
	Bear Stearns Commercial Mortgage Securities
	(Series 2005-T18) (Class A4)
60,000	4.93%, 02/13/42(d)	65,281
	(Series 2006-PW11) (Class A2)
35,000	5.39%, 03/11/39(d)	34,986
	(Series 2006-T22) (Class AM)
40,000	5.53%, 04/12/38(d)	41,588
	(Series 2007-PW16) (Class AJ)
30,000	5.71%, 06/11/40(d)	19,284
	(Series 2006-PW12) (Class AM)
60,000	5.94%, 09/11/38(d)	62,940
	Commercial Mortgage Pass Through Certificates
	(Series 2005-LP5) (Class A4)
20,000	4.98%, 05/10/43(d)	21,886
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-C1) (Class C)
100,000	5.42%, 02/15/39(d)	78,767
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
40,000	5.56%, 11/10/46(d)(j)	25,681
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
200,000	5.50%, 11/05/27(j)	201,330
	GS Mortgage Securities Corp. II
	(Series 2011-GC5) (Class A2)
30,000	3.00%, 08/10/44(d)	30,934

Principal Amount ($)		Value ($)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-LDP1) (Class A4)
20,000	5.04%, 03/15/46	21,768
	(Series 2005-CB11) (Class A4)
110,000	5.34%, 08/12/37(d)	120,459
	(Series 2007-CB18) (Class A4)
80,000	5.44%, 06/12/47	86,070
	(Series 2006-LDP6) (Class B)
30,000	5.51%, 04/15/43(d)	20,300
	(Series 2007-CB20) (Class A4)
60,000	5.79%, 02/12/51(d)	66,341
	(Series 2007-CB20) (Class F)
15,000	6.19%, 02/12/51(d)(h)(j)	5,164
	LB-UBS Commercial Mortgage Trust
	(Series 2004-C8) (Class XCL)
396,469	0.75%, 12/15/39(c)(d)(h)(j)	7,007
	(Series 2005-C5) (Class A4)
30,000	4.95%, 09/15/30	32,871
	(Series 2006-C1) (Class A4)
40,000	5.16%, 02/15/31	44,327
	(Series 2008-C1) (Class AJ)
10,000	6.15%, 04/15/41(d)	7,409
	(Series 2008-C1) (Class AM)
30,000	6.15%, 04/15/41(d)	29,144
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class AJ)
37,500	5.67%, 05/12/39(d)	31,618
	(Series 2006-C1) (Class B)
35,000	5.67%, 05/12/39(d)	24,605
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
20,000	5.16%, 10/12/52(d)	22,164
	(Series 2007-HQ11) (Class AM)
65,000	5.48%, 02/12/44(d)	62,159
	(Series 2007-IQ16) (Class A2)
30,000	5.62%, 12/12/49	30,534
	(Series 2007-T27) (Class AJ)
30,000	5.64%, 06/11/42	22,749
	(Series 2006-IQ11) (Class B)
20,000	5.73%, 10/15/42(d)	16,441
	(Series 2006-IQ11) (Class C)
38,000	5.73%, 10/15/42(d)	29,374
	(Series 2006-T23) (Class A4)
20,000	5.81%, 08/12/41(d)	22,974
	(Series 2007-IQ16) (Class A4)
25,000	5.81%, 12/12/49	27,644
	(Series 2008-T29) (Class AM)
40,000	6.29%, 01/11/43(d)	41,699
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
40,000	5.47%, 01/15/45(d)	40,836
	(Series 2006-C26) (Class B)
40,000	6.03%, 06/15/45(d)	27,179

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $1,764,218)	1,805,605

30  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
	Banc of America Mortgage Securities, Inc.
	(Series 2005-L) (Class B1)
4,521	6.00%, 01/25/36(d)(h)	20
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
583	0.00%, 11/01/18(e)(f)(h)	573
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
38,342	5.32%, 10/25/35(d)(h)	3,350
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
17,558	5.62%, 02/25/36(d)(h)	404
	Indymac INDA Mortgage Loan Trust
	(Series 2005-AR2) (Class B1)
3,378	4.98%, 01/25/36(d)(h)	1
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
25,254	5.00%, 08/25/18(c)(h)	2,598
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
37,185	5.50%, 01/25/36(h)	—
	(Series 2006-3) (Class B1)
232,973	5.50%, 03/25/36(h)	12,403

	Total Non-Agency Collateralized Mortgage Obligations (Cost $324,961)	19,349

SOVEREIGN BONDS - 1.2%
	Argentine Republic Government International Bond
5,422	2.50%, 12/31/38(i)	1,925
3,774	8.28%, 12/31/33	2,708
	Belize Government International Bond
4,000	6.00%, 02/20/29(i)	2,439
17,600	6.00%, 02/20/29(i)	10,736
	Brazilian Government International Bond
7,000	8.25%, 01/20/34	10,588
	Chile Government International Bond
100,000	3.25%, 09/14/21	103,250
	Colombia Government International Bond
100,000	6.13%, 01/18/41	124,000
	El Salvador Government International Bond
10,000	7.65%, 06/15/35	10,300
	Grenada Government International Bond
14,900	4.50%, 09/15/25(i)	8,791
	Hungary Government International Bond

Principal Amount($)		Value ($)
SOVEREIGN BONDS — (continued)
100,000	4.75%, 02/03/15	91,500
14,000	6.38%, 03/29/21	12,600
22,000	7.63%, 03/29/41	19,580
	Inter-American Development Bank
50,000	1.38%, 10/18/16	50,735
	Korea Development Bank
100,000	3.25%, 03/09/16	99,004
	Korea National Oil Corp.
100,000	2.88%, 11/09/15	100,270
	Lebanon Government International Bond
2,400	4.00%, 12/31/17	2,391
7,000	5.15%, 11/12/18	6,948
7,000	6.10%, 10/04/22	7,114
	Mexico Government International Bond
10,000	5.13%, 01/15/20	11,475
12,000	5.75%, 10/12/49TBA(g)(k)	12,840
6,000	6.75%, 09/27/34	7,845
	Panama Government International Bond
16,000	6.70%, 01/26/36	20,960
	Peruvian Government International Bond
12,000	5.63%, 11/18/50	13,260
11,000	6.55%, 03/14/37	14,025
	Poland Government International Bond
24,000	5.00%, 03/23/22	24,210
7,000	5.13%, 04/21/21	7,140
4,000	6.38%, 07/15/19	4,439
	Province of Manitoba Canada
18,000	4.90%, 12/06/16	20,863
	Russian Foreign Bond - Eurobond
100,000	5.00%, 04/29/20	103,415
4,972	7.50%, 03/31/30(i)	5,786
	Turkey Government International Bond
100,000	5.63%, 03/30/21	101,625
6,000	6.88%, 03/17/36	6,285
	Uruguay Government International Bond
26,400	6.88%, 09/28/25	34,320
	Venezuela Government International Bond
8,000	10.75%, 09/19/13	8,120
	Vietnam Government International Bond
3,130	1.32%, 03/12/16(d)	2,820

	Total Sovereign Bonds (Cost $1,034,021)	1,064,307

U.S. TREASURIES - 5.9%
	U.S. Treasury Bonds
93,600	3.13%, 11/15/41	98,075
2,076,300	3.75%, 08/15/41	2,442,248
414,000	4.38%, 05/15/41(b)	539,494
	U.S. Treasury Notes
363,800	0.25%, 10/31/13	363,914
1,017,600	0.88%, 11/30/16	1,020,859
272,900	1.00%, 10/31/16	275,586
379,400	2.00%, 11/15/21	383,787

See accompanying Notes to Investment Portfolios  |  31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
U.S. TREASURIES — (continued)
	Total U.S. Treasuries (Cost $5,017,099)	5,123,963

	Total Bonds & Notes (Cost $27,599,336)	28,192,297

Share
Other Investments - 5.7%
6,948	Financial Select Sector SPDR Fund ETF	90,324
186,941	GEI Investment Fund(l)	179,464
10,643	Industrial Select Sector SPDR Fund ETF	359,201
86,454	Vanguard MSCI Emerging Markets ETF	3,303,407
17,730	Vanguard REIT ETF	1,028,340

	Total Other Investments (Cost $5,276,543)	4,960,736

Registered Investment Company - 5.0%
4,422,955	Federated Prime Obligations Fund(b)	4,422,955

	Total Registered Investment Company (Cost $4,422,955)	4,422,955

Total Investments - 100.7%		88,299,700

(Cost $87,158,606)
Liabilities in Excess of Other Assets - (0.7)%		(632,722)

Net Assets - 100.0%		87,666,978

(a)	Non-income producing security.
(b)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.
(d)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2011.
(e)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(f)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(h)	Illiquid securities. At December 31, 2011, these securities amounted to $39,393 or 0.0% of net assets. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees. (unaudited)
(i)	Step coupon bond. Security becomes interest bearing at a future date.
(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2011, these securities amounted to $2,813,641 or 3.2% of net assets.
(k)	The actual maturity date of this security is 10/12/2110.
(l)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced

32  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	March 2012	9	$1,984,922	$265
5 Yr. U.S Treasury Notes Futures	March 2012	24	2,958,188	18,122
DJ Euro Stoxx 50 Index Futures	March 2012	6	179,767	3,678
FTSE 100 Index Futures	March 2012	2	172,070	2,042
Russell 2000 Mini Index Future	March 2012	13	960,440	11,794
S&P 500 Emini Index Futures	March 2012	2	125,260	3,259
TOPIX Index Future	March 2012	1	94,619	826
Ultra Long U.S. Treasury Bond Futures	March 2012	13	2,082,438	(43,406)
US Long Bond	March 2012	1	144,813	2,216

				(1,204)

Short Futures:
10 Yr. U.S.Treasury Notes Futures	March 2012	34	4,458,250	(57,204)
S&P 500 Mini Index Future	March 2012	1	62,630	258

				(56,946)

				$(58,150)

The Fund was invested in the following countries as of December 31, 2011:

Country	Percentage (based) on Total Investments)
United States	77.3%
United Kingdom	4.4%
Germany	2.0%
Japan	1.9%
China	1.7%
Switzerland	1.6%
Canada	1.6%
France	1.5%
Australia	0.7%
South Korea	0.6%
Netherlands	0.5%
India	0.5%
Hong Kong	0.5%
Brazil	0.4%
Korea	0.4%
Taiwan	0.3%
Bermuda	0.3%
Spain	0.3%
Chile	0.3%
Sweden	0.3%
Philippines	0.3%
Luxembourg	0.2%
Mexico	0.2%
Russia	0.2%
Ireland	0.2%
Argentina	0.2%
Singapore	0.2%
Colombia	0.2%
Panama	0.2%
Hungary	0.1%
Israel	0.1%
Trinidad	0.1%
Cayman Islands	0.1%
Netherlands Antilles	0.1%
Denmark	0.1%
Italy	0.1%
Peru	0.1%
Honduras	0.0%
Poland	0.0%
Uruguay	0.0%
Virgin Islands (British)	0.0%
Norway	0.0%
Lebanon	0.0%
Belize	0.0%
Slovenia	0.0%
Venezuela	0.0%
Vietnam	0.0%

100.0%

See accompanying Notes to Investment Portfolios  |  33

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Total Return Fund

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Energy	4.6%	1.9%	6.5%
Software & Services	4.3%	0.8%	5.1%
Pharmaceuticals, Biotechnology & Life Sciences	3.4%	0.9%	4.3%
Materials	1.9%	2.4%	4.3%
Capital Goods	2.0%	2.1%	4.1%
Food, Beverage & Tobacco	2.5%	1.2%	3.7%
Technology Hardware & Equipment	2.9%	0.3%	3.2%
Diversified Financials	2.8%	0.3%	3.1%
Insurance	1.9%	0.9%	2.8%
Banks	1.1%	1.3%	2.4%
Health Care Equipment & Services	1.9%	0.5%	2.4%
Telecommunication Services	1.2%	0.9%	2.1%
Utilities	1.8%	0.4%	2.2%
Media	1.8%	0.1%	1.9%
Semiconductor & Semiconductor Equipment	1.1%	0.6%	1.7%
Retailing	1.6%	0.0%	1.6%
Household & Personal Products	0.7%	0.5%	1.2%
Commercial & Professional Services	0.5%	0.5%	1.0%
Consumer Services	0.9%	0.0%	0.9%
Real Estate	0.5%	0.2%	0.7%
Automobiles & Components	0.1%	0.6%	0.7%
Transportation	0.6%	0.0%	0.6%
Consumer Durables & Apparel	0.4%	0.1%	0.5%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Food & Staples Retailing	0.2%	0.3%	0.5%

			57.5%

Sector	Percentage (based on Total Investments)
Corporate Notes	11.5%
Agency Mortgage Backed	9.7%
U.S. Treasuries	5.8%
Non-Agency Collateralized Mortgage Backed Securities	2.0%
Sovereign Bonds	1.2%
Agency Collateralized Mortgage Obligations	1.0%
Asset Backed	0.4%
Municipal Bonds and Notes	0.2%
Non-Agency Collateralized Mortgage Obligations	0.0%

31.8%

Other Instruments	Percentage (based on Total Investments)
Other Investments	5.7%
Registered Investment Company	5.0%

10.7%

100.0%

34  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO

As of December 31, 2011	Pyxis Government Securities Fund

Principal Amount($)		Value	($)
Bonds & Notes - 92.7%
AGENCY MORTGAGE BACKED - 0.1%
	Federal Home Loan Mortgage Corp.
718	6.50%, 04/01/31	821
257	7.00%, 12/01/26	297
445	7.00%, 02/01/30	516
	Federal National Mortgage Assoc.
37,132	6.00%, 06/01/35	41,595
32,809	7.50%, 12/01/23	37,953
567	9.00%, 05/01/21	674
1,691	9.00%, 07/01/21	1,700
3,051	9.00%, 07/01/21	3,177
2,876	9.00%, 07/01/21	3,427
	Government National Mortgage Assoc.
1,093	8.50%, 10/15/22	1,101

	Total Agency Mortgage Backed (Cost $82,522)	91,261

ASSET BACKED - 0.0%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
1,696	0.66%, 01/25/34(a)	1,264

	Total Asset Backed (Cost $1,700)	1,264

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Residential Accredit Loans, Inc.
	(Series 2004-QA1) (Class A2)
74,353	0.89%, 03/25/34(a)	56,053

	Total Non-Agency Collateralized Mortgage Obligations (Cost $74,353)	56,053

U.S. GOVERNMENT AGENCY AND RELATED - 5.5%
	Federal Home Loan Mortgage Corp.
4,700,000	2.00%, 08/25/16	4,892,794

	Total U.S. Government Agency and Related (Cost $4,855,391)	4,892,794

U.S. TREASURIES - 87.0%
	U.S. Treasury Bonds
214,000	3.13%, 11/15/41	224,233
6,195,800	3.75%, 08/15/41	7,287,810
1,247,600	4.38%, 05/15/41(b)	1,625,779
	U.S. Treasury Notes
8,620,600	0.25%, 10/31/13	8,623,298
22,728,800	0.88%, 11/30/16	22,801,600
20,175,000	1.00%, 10/31/16	20,373,603
14,079,000	2.00%, 11/15/21	14,241,795
145,000	2.13%, 08/15/21	148,738
1,000,000	4.75%, 05/31/12	1,019,297
500,000	4.88%, 02/15/12	502,910

	Total U.S. Treasuries (Cost $76,074,379)	76,849,063

	Total Bonds & Notes (Cost $81,088,345)	81,890,435

Principal Amount($)		Value ($)
Shares
Other Investments - 0.3%
284,829	GEI Investment Fund(c)	273,436

	Total Other Investments (Cost $284,829)	273,436

Registered Investment Company - 7.2%
6,387,078	Federated Prime Obligations Fund	6,387,078

	Total Registered Investment Company (Cost $6,387,078)	6,387,078

Total Investments - 100.2% (Cost $87,760,252)		88,550,949
Liabilities in Excess of Other Assets - (0.2)%		(181,770)

Net Assets - 100.0%		88,369,179

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2011.
(b)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

TBA To be announced

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	March 2012	149	$32,861,484	$8,262
Long U.S. Treasury Bond Futures	March 2012	2	289,625	4,432
Ultra Long U.S. Treasury Bond Futures	March 2012	4	640,750	8,052

				20,746

Short Futures:
5 Yr. U.S Treasury Notes Futures	March 2012	82	10,107,141	(59,163)
10 Yr. U.S.Treasury Notes Futures	March 2012	116	15,210,500	(193,061)

				(252,224)

				$(231,478)

See accompanying Notes to Financial Statements  |  35

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Short-Term Government Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 96.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 2126) (Class YI)
90,137	6.50%, 02/15/14(a)	4,415
	(Series 2412) (Class OF)
217,831	1.23%, 12/15/31(b)	221,302
	(Series 2815) (Class YL)
59,535	8.00%, 01/15/34	62,781
	Federal National Mortgage Assoc. REMIC
	(Series 2003-35) (Class QA)
6,232,574	0.10%, 05/25/18(a)(b)	12,047
	(Series 2003-63) (Class X2)
2,309,167	1.41%, 07/25/44(a)	94,088
	(Series 2010-16) (Class PA)
923,591	4.50%, 02/25/40	990,650
	(Series 2010-16) (Class PI)
554,155	5.00%, 02/25/40(a)	75,865
	Government National Mortgage Assoc.
	(Series 2010-107) (Class GI)
526,186	4.50%, 02/20/38(a)	72,531
	(Series 2010-30) (Class PI)
708,667	4.50%, 03/20/38(a)	96,876
	(Series 2010-44) (Class BI)
674,864	4.50%, 04/20/38(a)	94,166
	(Series 2011-5) (Class IM)
916,268	4.50%, 01/20/40(a)	130,472
	Vendee Mortgage Trust
	(Series 2003-2) (Class IO)
2,478,552	0.84%, 05/15/33(a)(b)	93,829
	(Series 2010-1) (Class DI)
3,405,163	0.37%, 04/15/40(a)(b)	66,734
	(Series 2011-1) (Class IO)
908,751	0.58%, 09/15/46(a)(b)	29,280

	Total Agency Collateralized Mortgage Obligations (Cost $2,048,520)	2,045,036

AGENCY MORTGAGE BACKED - 7.0%
	Federal Home Loan Mortgage Corp.
59,916	7.00%, 11/01/31	68,841
54,203	7.00%, 04/01/36	61,999
3,663	7.50%, 01/01/16	3,710
7,865	7.50%, 01/01/27	7,975
91,410	7.50%, 08/01/30	98,633
22,935	8.50%, 05/01/20	23,064
47,491	8.50%, 11/01/20	52,016
	Federal National Mortgage Assoc.
160,161	1.91%, 05/01/33(b)	165,707
9,443	2.10%, 06/01/33(b)	9,862
11,109	2.14%, 06/01/33(b)	11,638
154,731	2.17%, 06/01/33(b)	162,213
45,721	2.31%, 12/01/32(b)	47,863
117,989	2.31%, 07/01/33(b)	125,490
21,102	2.40%, 07/01/33(b)	21,348
33,771	2.42%, 06/01/33(b)	35,560
26,090	7.00%, 03/01/17	28,819
13,328	7.00%, 05/01/17	14,675

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
23,495	7.00%, 07/01/17	25,953
106,346	7.00%, 03/01/29	123,861
7,359	7.00%, 06/01/31	8,563
4,970	7.00%, 01/01/32	5,766
178,367	7.00%, 12/01/32	206,936
13,585	7.00%, 04/01/33	15,708
55,510	7.00%, 11/01/33	64,188
4,928	7.00%, 03/01/34	5,718
15,720	7.00%, 06/01/34	18,113
20,451	7.00%, 01/01/35	23,565
43,861	7.00%, 05/01/35	50,113
71,412	7.00%, 05/01/35	81,593
50,820	7.00%, 01/01/36	58,065
93,744	7.00%, 04/01/36	107,138
13,180	7.50%, 04/01/16	14,354
49,727	7.50%, 10/01/30	54,055
39,718	7.50%, 01/01/31	47,498
222,993	7.50%, 04/01/31	267,111
109,866	7.50%, 06/01/32	131,596
11,565	7.50%, 07/01/32	12,036
8,347	7.50%, 04/01/33	8,920
3,193	7.50%, 11/01/33	3,252
43,136	7.50%, 03/01/34	51,739
43,015	7.50%, 05/01/34	51,570
60,709	8.00%, 03/01/22	62,929
63,989	8.00%, 04/01/23	67,516
14,208	8.00%, 01/01/30	14,406
8,440	8.00%, 11/01/33	9,127
56,683	8.50%, 02/01/18	59,460
46,776	8.50%, 01/01/25	48,224
8,852	8.50%, 06/01/28	10,082
24,750	8.50%, 08/01/29	28,795
80,181	8.50%, 08/01/30	97,488
26,967	8.50%, 07/01/31	31,783
45,489	9.00%, 12/01/24	50,814
244,884	9.00%, 03/01/31	302,653
16,893	9.50%, 09/01/21	17,850
71,588	9.75%, 02/01/21	84,942
	Government National Mortgage Assoc.
20,700	7.00%, 12/15/18	22,618
26,508	7.00%, 11/15/23	30,638
67,744	7.00%, 03/15/31	79,570
37,584	7.00%, 05/15/32	44,115
172	7.50%, 12/15/12	173
17,874	7.50%, 12/15/18	20,079
70,205	7.50%, 12/15/19	73,572
48,830	7.50%, 01/15/25	50,263
67,076	8.00%, 07/15/17	73,300

	Total Agency Mortgage Backed (Cost $3,435,868)	3,657,221

ASSET BACKED - 11.1%
	Ally Master Owner Trust
	(Series 2010-3) (Class C)
250,000	3.87%, 04/15/15(c)	253,238
	(Series 2011-1) (Class A2)
1,500,000	2.15%, 01/15/16	1,516,947
	Avis Budget Rental Car Funding AESOP LLC
	(Series 2009-1A) (Class A)
500,000	9.31%, 10/20/13(c)	520,985

36  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Short-Term Government Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
ASSET BACKED — (continued)
	Ford Credit Floorplan Master Owner Trust
	(Series 2010-1) (Class C)
1,000,000	2.93%, 12/15/14(b)(c)	1,014,826
	Hertz Vehicle Financing LLC
	(Series 2009-2A) (Class A2)
1,575,000	5.29%, 03/25/16(c)	1,706,443
	(Series 2010-1A) (Class B1)
250,000	5.02%, 02/25/15(c)	262,042
	Nissan Auto Lease Trust
	(Series 2011-B) (Class A3)
250,000	0.92%, 02/16/15	249,135
	Volkswagen Credit Auto Master Trust
	(Series 2011-1A)
250,000	0.97%, 09/20/16(b)(c)	250,176

	Total Asset Backed (Cost $5,677,780)	5,773,792

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 4.9%
	Greenwich Capital Commercial Funding Corp.
	(Series 2007-GG11) (Class A2)
735,000	5.60%, 12/10/49	754,853
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
150,000	4.95%, 09/15/30	164,354
	Morgan Stanley Capital I
	(Series 2004-T13) (Class A4)
200,000	4.66%, 09/13/45	209,798
	(Series 2005-IQ9) (Class A5)
300,000	4.70%, 07/15/56	321,652
	Wachovia Bank Commercial Mortgage Trust
	(Series 2005-C21) (Class A4)
1,000,000	5.20%, 10/15/44(b)	1,099,689

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $2,502,653)	2,550,346

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Residential Accredit Loans, Inc.
	(Series 2004-QA1) (Class A2)
30,803	0.89%, 03/25/34(b)	23,222

	Total Non-Agency Collateralized Mortgage Obligations (Cost $30,803)	23,222

U.S. TREASURIES - 69.8%
	U.S. Treasury Notes
4,960,000	0.25%, 10/31/13	4,961,552
2,927,000	0.50%, 05/31/13	2,939,806
8,355,500	0.63%, 12/31/12	8,395,974
8,607,400	1.00%, 10/31/16	8,692,131
2,711,100	1.38%, 10/15/12	2,737,894
3,490,000	1.38%, 01/15/13(d)	3,533,897
2,782,700	2.00%, 11/15/21	2,814,876
1,050,000	2.38%, 02/28/15	1,114,231

Principal Amount ($)		Value ($)
U.S. TREASURIES — (continued)
1,060,000	0.50%, 10/15/14	1,064,555

	Total U.S. Treasuries (Cost $36,025,908)	36,254,916

	Total Bonds & Notes (Cost $49,721,532)	50,304,533

Shares
Other Investments - 0.1%
66,170	GEI Investment Fund(e)	63,523

	Total Other Investments (Cost $66,170)	63,523

Registered Investment Company - 2.8%
1,432,028 .	Federated Prime Obligations Fund	1,432,028

	Total Registered Investment Company (Cost $1,432,028)	1,432,028

Total Investments - 99.7%		51,800,084

(Cost $51,219,730)
Other Assets & Liabilities, Net - 0.3%		172,527

Net Assets - 100.0%		51,972,611

(a)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2011.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2011, these securities amounted to $4,007,710 or 7.7% of net assets.
(d)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(e)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

REMIC Real Estate Mortgage Investment Conduit

See accompanying Notes to Investment Portfolios  |  37

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Short-Term Government Fund

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	March 2012	85	$18,746,484	$7,469
Ultra Long U.S. Treasury Bond Futures	March 2012	1	160,188	2,013

				9,482

Short Futures:
10 Yr. U.S.Treasury Notes Futures	March 2012	77	10,096,625	(128,423)
5 Yr. U.S Treasury Notes Futures	March 2012	24	2,958,188	(17,316)

				(145,739)

				$(136,257)

38  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes - 98.1%
CALIFORNIA - 8.2%
	California State Department of Water Resources
250,000	5.00%, 05/01/21	311,805
1,000,000	5.00%, 12/01/21	1,259,130
	Los Angeles Harbor Department
1,160,000	5.00%, 08/01/26	1,306,044
	Sacramento Municipal Utility District
38,000	6.80%, 10/01/19	44,215
220,000	9.00%, 04/01/13	233,449

		3,154,643

CONNECTICUT - 7.8%
	City of New Haven CT
	(Insured: AMBAC)
1,000,000	5.38%, 12/01/12	1,036,550
	Connecticut State Health & Educational Facility Authority
	(Insured: GO OF AUTH)
70,000	7.00%, 07/01/12	72,244
	State of Connecticut
500,000	5.00%, 01/01/22	625,650
	Town of Fairfield CT
1,000,000	5.00%, 01/01/21	1,274,000

		3,008,444

DISTRICT OF COLUMBIA - 1.5%
	District of Columbia
500,000	5.00%, 04/01/30(a)	574,920

FLORIDA - 1.9%
	City of Gainesville FL
75,000	8.13%, 10/01/14	84,650
	City of Tampa FL
250,000	5.00%, 10/01/27	286,035
	Jacksonville Health Facilities
	Authority
200,000	11.50%, 10/01/12	216,550
	State of Florida
140,000	10.00%, 07/01/14	158,719

		745,954

GEORGIA - 6.2%
	City of Atlanta GA (Insured: AGM)
500,000	5.75%, 11/01/30	620,980
	Municipal Electric Authority of Georgia
1,000,000	5.25%, 01/01/19	1,203,760

Principal Amount ($)		Value ($)
GEORGIA — (continued)
	State of Georgia
500,000	4.50%, 01/01/29	551,945

		2,376,685

HAWAII - 4.8%
	State of Hawaii
1,135,000	5.25%, 07/01/24	1,294,082
	(Insured: AGM)
500,000	5.75%, 02/01/14	551,855

		1,845,937

INDIANA - 2.9%
	Indiana Municipal Power Agency
500,000	5.50%, 01/01/27	559,875
	Indiana Toll Road Commission
485,000	9.00%, 01/01/15	547,759

		1,107,634

IOWA - 0.6%
	City of Muscatine IA
215,000	9.70%, 01/01/13	224,318

KENTUCKY - 1.4%
	Kentucky State Property & Building Commission
	(Insured: AGC)
500,000	5.25%, 02/01/27	559,365

MAINE - 1.5%
	Maine Health & Higher Educational Facilities Authority
	(Insured: ST RES FD GTY)
500,000	5.25%, 07/01/21	575,265

MARYLAND - 4.1%
	County of Montgomery MD
750,000	5.00%, 07/01/21	963,765
	State of Maryland
500,000	5.00%, 11/01/18	626,325

		1,590,090

MASSACHUSETTS - 1.6%
	Commonwealth of Massachusetts
	(AGM-CR Insured)
500,000	5.25%, 12/15/12	523,080
	Massachusetts Port Authority
100,000	13.00%, 07/01/13	112,261

		635,341

MICHIGAN - 2.9%
	City of Detroit MI
	(Insured: AGM)
500,000	5.25%, 07/01/22	562,235
	Lansing Board of Water & Light
500,000	5.00%, 07/01/37	535,485

		1,097,720

MINNESOTA - 0.2%
	Western Minnesota Municipal Power Agency
85,000	6.63%, 01/01/16	94,874

See accompanying Notes to Investment Portfolios  |  39

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes — (continued)
MISSISSIPPI - 1.5%
	State of Mississippi
500,000	5.50%, 09/01/14	563,455

MISSOURI - 6.2%
	Missouri Highway & Transportation Commission
1,500,000	5.00%, 05/01/21	1,844,670
	Missouri Joint Municipal Electric Utility Commission
500,000	5.75%, 01/01/29	541,350

		2,386,020

NEW JERSEY - 2.7%
	Atlantic County Improvement Authority
	(Insured: AMBAC)
65,000	7.40%, 03/01/12	65,707
	(Insured: NATL-RE)
150,000	7.40%, 07/01/16	172,889
	New Jersey State Turnpike Authority
	(Insured: AMBAC-TCRS)
15,000	6.50%, 01/01/16	16,609
	(Insured: AMBAC-TCRS)
40,000	6.50%, 01/01/16	44,056
	(Insured: AMBAC-TCRS-BNY)
195,000	6.50%, 01/01/16	215,916
	New Jersey Transportation Trust Fund Authority
	(Insured: AGM)
500,000	5.75%, 12/15/12	526,315

		1,041,492

NEW MEXICO - 1.6%
	New Mexico Finance Authority
500,000	5.00%, 06/15/18	615,395

NEW YORK - 8.4%
	Brooklyn Arena Local Development Corp.
500,000	6.00%, 07/15/30	520,975
	New York State Dormitory Authority
500,000	6.50%, 12/01/21	533,990
380,000	7.38%, 07/01/16	441,564
	New York State Urban Development Corp.
1,000,000	5.50%, 01/01/19	1,227,230
	Westchester County Healthcare Corp. Ny
500,000	5.00%, 11/01/30	507,725

		3,231,484

NORTH CAROLINA - 3.3%
	City of Charlotte NC
500,000	5.00%, 06/01/23	613,780
	County of Wake NC
500,000	5.00%, 03/01/21	644,730

		1,258,510

Principal Amount ($)		Value ($)
OHIO - 3.6%
	Ohio State Water Development Authority
1,105,000	5.00%, 12/01/18	1,370,067

PENNSYLVANIA - 4.9%
	Allegheny County Hospital Development Authority
85,000	7.38%, 07/01/12	87,966
	City of Philadelphia PA
	(Insured: NATL-RE)
250,000	6.25%, 08/01/12	258,248
	(Insured: NATL-RE)
310,000	7.00%, 05/15/20	381,954
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/34	435,250
	Philadelphia Authority for Industrial Development
500,000	5.25%, 09/01/36	380,270
	Pittsburgh Water & Sewer Authority
	(Insured: FGIC)
300,000	7.25%, 09/01/14	331,701

		1,875,389

RHODE ISLAND - 1.5%
	Rhode Island Health & Educational Building Corp.
500,000	6.25%, 09/15/34	562,340

SOUTH CAROLINA - 7.4%
	Charleston Educational Excellence Finance Corp.
500,000	5.25%, 12/01/27	542,885
	Georgetown County School District
	(Insured: SCSDE)
1,000,000	5.00%, 03/01/18	1,221,490
	Grand Strand Water & Sewer Authorit
	(Insured: AGM)
500,000	5.38%, 06/01/13	510,420
	Piedmont Municipal Power Agency
	(Insured: AGC)
500,000	5.75%, 01/01/34	561,385

		2,836,180

TENNESSEE - 1.6%
	County of Shelby TN
500,000	5.00%, 03/01/21	620,420

TEXAS - 4.8%
	City of Houston TX
500,000	5.25%, 11/15/31	561,690
	Frisco Independent School District
	(Insured: PSF-GTD)
500,000	0.00%, 08/15/19	435,595
	State of Texas
750,000	5.00%, 04/01/28	833,880

		1,831,165

VIRGINIA - 2.8%
	Virginia Public School Authority
1,000,000	4.50%, 08/01/28	1,072,190

40  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes — (continued)
WISCONSIN - 2.2%
	State of Wisconsin
	(Insured: FGIC) Prerefunded @ 100
750,000	5.25%, 07/01/14	836,820

	Total Municipal Bonds and Notes
	(Cost $34,920,830)	37,692,117

Shares
Other Investments - 0.0%
2,564	GEI Investment Fund(b)	2,461

	Total Other Investments (Cost $2,564)	2,461

Shares	Value ($)

Registered Investment Company - 0.5%
202,665	Federated Prime Obligations Fund	202,665

	Total Registered Investment Company (Cost $202,665)	202,665

Total Investments - 98.6%		37,897,243

(Cost $35,126,059)
Other Assets & Liabilities, Net - 1.4%		525,587

Net Assets - 100.0%		38,422,830

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2011.
(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
SCSDE	South Carolina State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

See accompanying Notes to Investment Portfolios  |  41

INVESTMENT PORTFOLIO

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 95.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 3862) (Class MI)
140,653	3.50%, 11/15/24(a)	8,437
	(Series 2645) (Class BI)
15,873	4.50%, 02/15/18(a)	655
	(Series 2643) (Class IM)
103,113	4.50%, 03/15/18(a)	7,091
	(Series 2590) (Class YQ)
9,922	5.00%, 05/15/17(a)	328
	(Series 2795) (Class IC)
7,488	5.00%, 07/15/17(a)	93
	(Series 2781) (Class CI)
19,007	5.00%, 11/15/17(a)	604
	(Series 2781) (Class IC)
36,712	5.00%, 05/15/18(a)	1,995
	(Series 2763) (Class JI)
77,965	5.00%, 10/15/18(a)	5,707
	(Series 3536) (Class IP)
59,090	5.00%, 02/15/38(a)	6,364
	(Series 3471) (Class Z)
130,446	5.00%, 05/15/38	146,546
	(Series 2682) (Class HI)
8,900	5.50%, 04/15/17(a)	98
	(Series 2631) (Class DI)
129,520	5.50%, 06/15/33(a)	17,827
	(Series 3379) (Class AI)
526,457	6.10%, 10/15/37(a)(b)	86,166
	(Series 3806) (Class DS)
367,007	6.32%, 08/15/25(a)(b)	56,465
	(Series 3919) (Class SJ)
519,445	6.37%, 07/15/37(b)	92,555
	(Series 1980) (Class IO)
1,926	7.50%, 07/15/27(a)	346
	(Series 33) (Class D)
662	8.00%, 04/15/20	718
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
1,282	0.00%, 08/01/27(c)(d)	1,158
	(Series 227) (Class IO)
153,537	5.00%, 12/01/34(a)	22,915
	(Series 147) (Class IO)
2,517	8.00%, 02/01/23(a)	471
	(Series 171) (Class IO)
2,623	8.00%, 07/01/24(a)	547
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
1,051,350	0.08%, 09/25/43(a)(b)	8,307
	Federal National Mortgage Assoc.
	(Series 2003-W19) (Class 1IO2)
149,827	1.07%, 11/25/33(a)(b)	3,584
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
1,749	0.00%, 12/25/22(c)(d)	1,592

Principal Amount ($)		Value ($)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2003-89) (Class IO)
218,963	1.22%, 12/25/42(a)(b)	6,134
	(Series 2003-64) (Class KI)
7,560	4.50%, 05/25/18(a)	178
	(Series 2003-41) (Class BI)
23,420	5.00%, 08/25/17(a)	916
	(Series 2003-79) (Class HI)
35,647	5.00%, 10/25/22(a)	1,800
	(Series 2003-61) (Class IJ)
143,729	5.00%, 02/25/32(a)	11,806
	(Series 2007-109) (Class VZ)
116,468	5.00%, 10/25/35	134,736
	(Series 2008-67) (Class ZW)
105,804	5.00%, 07/25/38	119,362
	(Series 2008-67) (Class ZM)
132,474	5.00%, 08/25/38	149,042
	(Series 2010-21) (Class PI)
67,584	5.00%, 02/25/40(a)	8,256
	(Series 2010-98) (Class DI)
464,626	5.00%, 09/25/40(a)	68,473
	(Series 2002-94) (Class BZ)
157,173	5.50%, 01/25/33	173,121
	(Series 2008-61) (Class SB)
196,855	5.71%, 07/25/38(a)(b)	22,892
	(Series 2010-152) (Class SB)
308,116	5.71%, 01/25/41(a)(b)	41,128
	(Series 2011-101) (Class BS)
1,187,238	5.76%, 02/25/39(a)(b)	196,014
	(Series 2008-2) (Class SA)
546,489	5.98%, 02/25/38(a)(b)	80,653
	(Series 2011-94) (Class SC)
613,739	6.39%, 11/25/37(a)(b)	90,156
	(Series 1992-77) (Class K)
8	8.00%, 05/25/22(a)	181
	(Series 2003-90) (Class SL)
108,087	15.96%, 03/25/31(b)	119,690
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
169,711	0.00%, 12/01/34(c)(d)	161,805
	(Series 362) (Class 2)
150,355	4.50%, 08/01/35(a)	19,209
	(Series 378) (Class 1)
177,753	4.50%, 01/01/36(a)	21,605
	(Series 387) (Class 2)
110,615	5.00%, 03/25/38(a)	15,381
	(Series 387) (Class 1)
103,898	5.00%, 05/25/38(a)	15,272
	(Series 346) (Class 2)
36,737	5.50%, 12/01/33(a)	5,146
	(Series 356) (Class 17)
35,504	6.00%, 01/01/35(a)	5,867
	(Series 356) (Class 21)
43,335	6.00%, 01/01/35(a)	8,043
	(Series 252) (Class 2)
18,295	7.50%, 11/01/23(a)	3,362
	(Series 237) (Class 2)
1,433	8.00%, 08/01/23(a)	268
	(Series 264) (Class 2)
9,090	8.00%, 07/01/24(a)	1,800

42  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 12) (Class 2)
531	8.50%, 03/01/17(a)	71
	(Series 7) (Class 2)
1,145	8.50%, 04/01/17(a)	161
	(Series 28) (Class 2)
184	8.50%, 01/01/18(a)	25
	(Series 150) (Class 2)
1,252	8.50%, 07/25/22(a)	255
	(Series 163) (Class 2)
1,665	8.50%, 07/25/22(a)	233
	(Series 137) (Class 2)
1,735	9.00%, 05/25/22(a)	336
	Government National Mortgage Assoc.
	(Series 2011-71) (Class MI)
425,538	4.50%, 04/16/34(a)	45,236
	(Series 2010-98) (Class PI)
464,925	4.50%, 10/20/37(a)	63,838
	(Series 2011-51) (Class NI)
236,322	4.50%, 10/20/37(a)	29,460
	(Series 2010-94) (Class PI)
381,953	4.50%, 12/20/37(a)	50,950
	(Series 2010-101) (Class GI)
232,424	4.50%, 02/20/38(a)	31,793
	(Series 2009-118) (Class YI)
115,650	4.50%, 05/20/38(a)	14,335
	(Series 2010-130) (Class PI)
272,415	4.50%, 08/16/39(a)	39,383
	(Series 2009-106) (Class VZ)
195,905	4.50%, 11/20/39	215,448
	(Series 2010-75) (Class KI)
219,746	5.00%, 12/20/35(a)	21,626
	(Series 2010-42) (Class IA)
258,943	5.00%, 10/20/37(a)	30,105
	(Series 2010-2) (Class QI)
168,579	5.00%, 01/20/38(a)	22,183
	(Series 2009-103) (Class IT)
185,324	5.00%, 09/20/38(a)	27,012
	(Series 2007-17) (Class IC)
238,535	5.97%, 04/16/37(a)(b)	44,471
	Vendee Mortgage Trust
	(Series 2010-1) (Class DI)
781,701	0.37%, 04/15/40(a)(b)	15,320
	(Series 2011-1) (Class IO)
1,408,709	0.58%, 09/15/46(a)(b)	45,389

	Total Agency Collateralized Mortgage Obligations (Cost $2,409,363)	2,650,495

AGENCY MORTGAGE BACKED - 28.7%
	Federal Home Loan Mortgage Corp.
3,939	4.50%, 06/01/33	4,191
29,567	4.50%, 02/01/35	31,441
17,872	5.00%, 07/01/35	19,658
47,558	5.00%, 07/01/35	52,308
76,745	5.00%, 07/01/35	84,410
17,594	5.00%, 07/01/35	19,351
34,803	5.00%, 07/01/35	38,279
536,051	5.00%, 06/01/41	586,828

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
17,450	5.50%, 05/01/20	19,129
6,971	5.50%, 05/01/20	7,642
9,487	5.50%, 05/01/20	10,399
330,859	5.50%, 01/01/38	367,265
161,640	5.50%, 04/01/39	176,900
687	6.00%, 04/01/17	748
4,417	6.00%, 06/01/17	4,807
7,846	6.00%, 08/01/17	8,525
3,500	6.00%, 07/01/19	3,831
6,930	6.00%, 05/01/20	7,586
249	6.00%, 05/01/29	277
208	6.00%, 07/01/29	232
15,340	6.00%, 08/01/29	17,090
34,755	6.00%, 06/01/33	38,829
32,519	6.00%, 09/01/33	36,331
33,668	6.00%, 10/01/33	37,553
14,861	6.00%, 10/01/33	16,603
17,157	6.00%, 10/01/33	19,168
89,675	6.00%, 11/01/33	100,187
5,167	6.00%, 01/01/34	5,757
14,676	6.00%, 01/01/34	16,397
15,352	6.00%, 03/01/34	17,152
14,047	6.00%, 03/01/34	15,694
5,324	6.00%, 04/01/34	5,931
3,815	6.00%, 05/01/34	4,262
8,600	6.00%, 10/01/34	9,582
18,977	6.00%, 11/01/34	21,060
17,934	6.00%, 12/01/34	20,036
5,968	6.00%, 12/01/34	6,657
9,884	6.00%, 03/01/35	10,969
18,535	6.00%, 05/01/35	20,650
8,717	6.00%, 05/01/35	9,711
4,057	6.00%, 05/01/35	4,509
14,114	6.00%, 11/01/36	15,755
278,355	6.00%, 06/01/37	310,115
251,486	6.00%, 11/01/37	280,180
3,264	6.50%, 07/01/29	3,740
2,508	6.50%, 08/01/29	2,874
2,012	7.00%, 10/01/16	2,187
1,049	7.00%, 06/01/29	1,223
1,525	7.00%, 08/01/29	1,779
3,087	7.00%, 12/01/29	3,602
3,207	7.00%, 01/01/30	3,715
2,179	7.00%, 02/01/30	2,526
14,127	7.00%, 04/01/31	16,480
8,152	7.00%, 07/01/34	9,355
2,844	7.00%, 08/01/34	3,264
4,528	7.00%, 12/01/34	5,197
4,651	7.00%, 12/01/34	5,338
8,097	7.00%, 02/01/35	9,293
18,546	7.00%, 07/01/36	21,174
9,946	7.00%, 08/01/36	11,355
1,884	7.50%, 01/01/30	2,254
240	7.50%, 02/01/30	265
13,206	7.50%, 12/01/30	15,789
3,532	7.50%, 09/01/33	3,940
14,928	8.00%, 11/01/30	17,871
16,880	8.50%, 04/01/30	20,702
9,281	8.50%, 05/01/30	11,384
4,169	9.00%, 12/01/16	4,651
260	9.50%, 04/01/21	304
	Federal National Mortgage Assoc.
28,585	4.00%, 05/01/19	30,415
98,107	4.00%, 06/01/19	104,389
137,859	4.00%, 12/01/40	145,789

See accompanying Notes to Investment Portfolios  |  43

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
1,475,000	4.50%TBA(e)	1,569,953
28,604	4.50%, 05/01/18	30,636
32,246	4.50%, 05/01/19	34,518
28,579	4.50%, 05/01/19	30,592
55,626	4.50%, 05/01/19	59,545
29,762	4.50%, 05/01/19	31,859
8,852	4.50%, 06/01/19	9,476
18,288	4.50%, 02/01/20	19,565
54,730	4.50%, 08/01/20	58,551
26,250	4.50%, 07/01/33	28,022
14,338	4.50%, 08/01/33	15,306
27,817	4.50%, 04/01/34	29,685
2,267,154	4.50%, 09/01/39	2,434,311
676,430	4.50%, 10/01/39	720,595
367,316	4.50%, 02/01/40	391,299
895,592	4.50%, 09/01/40	954,067
751,450	4.50%, 10/01/40	800,514
1,059,548	4.50%, 06/01/41	1,137,669
1,153,013	4.50%, 07/01/41	1,250,636
1,244,238	4.50%, 08/01/41	1,335,975
1,548,532	4.50%, 08/01/41	1,662,705
55,718	5.00%, 07/01/20	60,764
100,965	5.00%, 03/01/34	109,203
16,853	5.00%, 10/01/34	18,228
26,729	5.00%, 06/01/35	29,554
46,521	5.00%, 06/01/35	51,437
32,209	5.00%, 06/01/35	35,613
58,425	5.00%, 07/01/35	64,598
20,585	5.00%, 07/01/35	22,258
18,570	5.00%, 07/01/35	20,532
61,974	5.00%, 07/01/35	67,012
18,300	5.00%, 08/01/35	19,787
48,973	5.00%, 03/01/39	53,487
48,259	5.00%, 04/01/39	53,117
32,617	5.00%, 04/01/39	35,644
40,389	5.00%, 04/01/39	43,924
54,778	5.00%, 05/01/39	59,545
836,518	5.00%, 06/01/41	920,722
1,923	5.14%, 03/01/37(b)	1,930
1,196	5.47%, 04/01/37(b)	1,273
6,575	5.50%, 03/01/14	7,140
5,550	5.50%, 03/01/14	6,026
11,156	5.50%, 05/01/14	12,114
4,758	5.50%, 06/01/14	5,166
9,073	5.50%, 08/01/14	9,852
28,237	5.50%, 06/01/20	31,041
28,723	5.50%, 06/01/20	31,575
19,354	5.50%, 06/01/20	21,276
23,510	5.50%, 06/01/20	25,844
21,922	5.50%, 06/01/20	24,099
22,260	5.50%, 06/01/20	24,471
24,857	5.50%, 07/01/20	27,326
44,908	5.50%, 07/01/20	49,368
36,058	5.50%, 07/01/20	39,639
49,450	5.50%, 12/01/32	54,729
17,486	5.50%, 01/01/33	19,118
34,447	5.50%, 07/01/33	37,909
33,840	5.50%, 08/01/33	37,241
214,425	5.50%, 12/01/35	234,166
69,689	5.50%, 05/01/37	76,693
192,447	5.50%, 06/01/37	210,165
1,741	5.50%, 07/01/37	1,897
440,702	5.50%, 08/01/37	481,551
281,366	5.50%, 04/01/38	309,029

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
665,913	5.50%, 01/01/39	725,765
2,469,000	6.00%TBA(e)	2,664,592
4,530	6.00%, 09/01/14	4,892
2,733	6.00%, 11/01/14	2,952
707	6.00%, 04/01/18	766
1,341	6.00%, 05/01/19	1,454
6,962	6.00%, 09/01/19	7,585
7,845	6.00%, 10/01/19	8,551
9,118	6.00%, 02/01/20	9,936
5,689	6.00%, 05/01/20	6,200
12,559	6.00%, 03/01/21	13,702
4,867	6.00%, 02/01/29	5,426
4,963	6.00%, 05/01/29	5,533
597	6.00%, 05/01/29	666
3,001	6.00%, 06/01/29	3,346
1,796	6.00%, 07/01/29	2,002
16,720	6.00%, 02/01/33	18,729
20,838	6.00%, 03/01/33	23,232
5,798	6.00%, 05/01/33	6,495
19,674	6.00%, 06/01/33	22,039
20,855	6.00%, 06/01/33	23,362
14,153	6.00%, 07/01/33	15,828
7,491	6.00%, 07/01/33	8,356
42,573	6.00%, 07/01/33	47,464
38,747	6.00%, 08/01/33	43,404
56,136	6.00%, 08/01/33	62,883
33,356	6.00%, 10/01/33	37,365
9,410	6.00%, 10/01/33	10,541
14,270	6.00%, 10/01/33	15,985
20,844	6.00%, 11/01/33	23,349
22,072	6.00%, 12/01/33	24,725
35,677	6.00%, 01/01/34	39,966
7,435	6.00%, 01/01/34	8,283
30,720	6.00%, 02/01/34	34,413
546,723	6.00%, 03/01/34	609,736
22,553	6.00%, 04/01/34	25,264
32,777	6.00%, 05/01/34	36,717
27,798	6.00%, 07/01/34	30,959
6,649	6.00%, 10/01/34	7,448
19,386	6.00%, 11/01/34	21,716
10,801	6.00%, 12/01/34	12,023
2,975	6.00%, 12/01/34	3,309
12,387	6.00%, 12/01/34	13,876
5,313	6.00%, 01/01/35	5,911
24,661	6.00%, 01/01/35	27,625
38,648	6.00%, 01/01/35	43,293
25,609	6.00%, 02/01/35	28,687
9,155	6.00%, 03/01/35	10,227
18,378	6.00%, 03/01/35	20,587
5,655	6.00%, 04/01/35	6,335
25,774	6.00%, 06/01/35	28,791
34,641	6.00%, 06/01/35	38,696
49,039	6.00%, 06/01/35	54,780
7,906	6.00%, 06/01/35	8,833
43,767	6.00%, 06/01/35	48,890
44,470	6.00%, 06/01/35	49,676
19,029	6.00%, 07/01/35	21,316
13,564	6.00%, 07/01/35	15,152
8,360	6.50%, 08/01/17	9,188
20,823	6.50%, 08/01/17	22,957
1,392	6.50%, 09/01/17	1,533
2,828	6.50%, 10/01/17	3,118
4,358	6.50%, 10/01/18	4,805
7,853	6.50%, 01/01/19	8,652
2,236	6.50%, 03/01/19	2,465

44  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
3,447	6.50%, 03/01/19	3,798
756	6.50%, 05/01/24	849
826	6.50%, 10/01/28	944
776	6.50%, 05/01/29	897
720	6.50%, 08/01/29	823
1,437	6.50%, 01/01/32	1,636
1,067	6.50%, 01/01/32	1,214
1,457	6.50%, 07/01/32	1,660
5,624	6.50%, 09/01/32	6,430
4,840	6.50%, 09/01/32	5,505
2,386	6.50%, 11/01/32	2,710
4,078	6.50%, 12/01/32	4,640
2,970	6.50%, 01/01/33	3,386
973	6.50%, 01/01/33	1,105
2,160	6.50%, 01/01/33	2,454
7,902	6.50%, 03/01/33	8,969
2,106	6.50%, 05/01/33	2,338
2,142	6.50%, 06/01/33	2,427
2,600	6.50%, 06/01/33	2,946
14,405	6.50%, 10/01/33	16,343
7,054	6.50%, 11/01/33	8,030
11,022	6.50%, 12/01/33	12,478
8,746	6.50%, 01/01/34	9,907
2,455	6.50%, 02/01/34	2,737
2,860	6.50%, 03/01/34	3,250
2,663	6.50%, 06/01/34	3,021
16,038	6.50%, 07/01/34	18,171
11,065	6.50%, 08/01/34	12,503
58,541	6.50%, 08/01/36	65,907
25,065	6.50%, 08/01/36	28,287
57	7.00%, 08/01/13	58
5,963	7.00%, 03/01/15	6,355
1,033	7.00%, 10/01/16	1,138
4,479	7.00%, 04/01/17	4,940
13,183	7.00%, 08/01/17	14,561
16,269	7.00%, 02/01/32	18,988
5,726	7.00%, 10/01/32	6,644
1,934	7.00%, 05/01/33	2,206
4,790	7.00%, 12/01/33	5,480
2,336	7.00%, 02/01/34	2,675
62	7.50%, 08/01/13	62
65	7.50%, 09/01/13	66
1,215	7.50%, 02/01/15	1,288
276	7.50%, 05/01/15	296
66	7.50%, 08/01/15	67
827	7.50%, 09/01/15	831
59	7.50%, 09/01/15	59
263	7.50%, 06/01/17	264
4,527	7.50%, 12/01/23	5,237
776	7.50%, 12/01/26	917
4,285	7.50%, 06/01/29	5,101
1,998	7.50%, 07/01/29	2,369
440	7.50%, 09/01/30	450
4,029	7.50%, 12/01/30	4,487
4,042	7.50%, 02/01/31	4,831
5,658	7.50%, 07/01/31	6,775
5,368	7.50%, 09/01/31	6,430
13,611	7.50%, 09/01/31	16,311
2,419	7.50%, 10/01/31	2,893
13,198	7.50%, 11/01/31	15,809
5,207	7.50%, 01/01/32	6,246
2,714	7.50%, 04/01/32	3,083
4,406	7.50%, 05/01/32	5,285
4,291	7.50%, 06/01/32	5,146

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
3,083	7.50%, 07/01/32	3,690
14,583	7.50%, 09/01/32	17,480
1,220	7.50%, 12/01/32	1,312
3,551	7.50%, 01/01/33	4,259
2,698	7.50%, 03/01/33	2,996
523	7.50%, 12/01/33	532
4,088	7.50%, 02/01/34	4,902
2,497	7.50%, 03/01/34	2,747
26	8.00%, 12/01/12	26
359	8.00%, 07/01/15	361
1,822	8.00%, 12/01/15	1,961
1,405	8.00%, 08/01/25	1,445
2,781	8.00%, 11/01/25	3,310
598	8.00%, 09/01/30	686
8,787	8.00%, 11/01/30	10,623
7,837	8.00%, 12/01/30	9,432
7,607	8.00%, 02/01/31	7,826
9,244	8.00%, 10/01/31	11,124
6,691	8.00%, 09/01/32	8,112
352	8.00%, 12/01/32	358
734	8.00%, 01/01/33	760
5,711	8.00%, 11/01/33	6,924
4,644	8.50%, 05/01/31	5,691
6	9.00%, 04/01/16	6
5,110	9.00%, 12/01/17	5,736
6,039	9.00%, 12/01/22	7,108
	Government National Mortgage Assoc.
27,347	4.50%, 08/15/33	30,010
92,519	4.50%, 10/15/33	101,531
18,473	4.50%, 10/15/33	20,272
25,296	4.50%, 10/15/33	27,760
58,832	4.50%, 09/15/34	64,554
14,943	4.50%, 09/15/34	16,380
1,044,864	4.50%, 03/20/41	1,142,134
14,576	6.00%, 04/15/27	16,741
4,702	6.00%, 04/15/30	5,401
12,687	6.00%, 04/15/33	14,515
34,256	6.00%, 05/15/33	39,194
5,355	6.00%, 05/15/33	6,127
41,343	6.00%, 07/15/33	47,302
20,618	6.00%, 04/15/34	23,487
8,770	6.00%, 03/15/35	10,072
17,497	6.00%, 04/15/35	20,096
8,086	6.00%, 04/15/35	9,287
1,599	6.00%, 06/15/35	1,816
11,928	6.00%, 09/15/36	13,699
6,301	6.50%, 04/15/19	6,959
1,355	6.50%, 02/15/24	1,547
8,661	6.50%, 02/15/24	9,902
4,375	6.50%, 04/15/24	4,999
9,470	6.50%, 05/15/24	10,845
8,449	6.50%, 06/15/24	9,796
16,763	6.50%, 07/15/24	19,186
17,344	6.50%, 04/15/28	20,111
3,540	6.50%, 04/15/28	4,105
6,329	6.50%, 04/15/28	7,338
14,869	6.50%, 04/15/32	17,240
12,296	6.50%, 08/15/32	14,257
5,948	6.50%, 10/15/32	6,897
12,838	6.50%, 01/15/33	14,885
13,237	6.50%, 01/15/33	15,348
1,019	6.50%, 01/15/33	1,166
3,732	6.50%, 02/15/33	4,271
4,547	6.50%, 03/15/33	5,272

See accompanying Notes to Investment Portfolios  |  45

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
1,865	6.50%, 03/15/33	2,135
11,701	6.50%, 05/15/33	13,567
12,207	6.50%, 06/15/34	14,154
9,049	6.50%, 06/15/34	10,367
9,181	6.50%, 07/15/34	10,645
4,896	6.50%, 08/15/34	5,609
19,953	6.50%, 08/15/34	23,135
5,117	6.50%, 08/15/34	5,862
8,472	6.50%, 03/15/36	9,824
7,565	6.50%, 04/15/36	8,650
5,358	6.50%, 05/15/36	6,126
8,860	6.50%, 05/15/36	10,273
17,540	6.50%, 06/15/36	20,337
8,502	6.50%, 07/15/36	9,858
4,523	6.50%, 08/15/36	5,168
11,086	6.50%, 08/15/36	12,854
5,643	6.50%, 08/15/36	6,459
96	7.00%, 03/15/12	97
9,363	7.00%, 01/15/28	10,918
12,128	7.00%, 02/15/28	14,141
7,186	7.00%, 06/15/34	8,389
12,502	7.00%, 08/15/36	14,614
8,384	7.00%, 08/15/36	9,790
6,656	7.00%, 09/15/36	7,777
8,406	7.00%, 09/15/36	9,815
7,256	7.00%, 09/15/36	8,481
8,974	7.00%, 09/15/36	10,483
4,897	7.00%, 10/15/36	5,721
10,014	7.00%, 10/15/36	11,700
2,705	7.50%, 01/15/23	3,134
3,872	7.50%, 07/15/23	4,475
8,916	7.50%, 09/15/23	10,396
2,606	7.50%, 09/15/23	3,019
7,905	7.50%, 10/15/23	9,174
23,806	7.50%, 12/15/23	25,836
1,946	7.50%, 01/15/28	1,998
7,994	7.50%, 03/15/28	8,522
564	7.50%, 11/15/31	567
4,152	7.50%, 10/15/33	4,982
441	8.00%, 12/15/29	449
946	8.00%, 02/15/30	963
23,586	9.00%, 11/15/16	26,566
4,864	9.00%, 01/15/17	5,479
3,979	9.00%, 11/15/17	4,473
1,151	9.00%, 11/15/17	1,293
1,560	9.00%, 12/15/21	1,832

	Total Agency Mortgage Backed (Cost $25,969,457)	26,845,463

ASSET BACKED - 0.4%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
11,055	0.66%, 01/25/34(b)(f)	8,244
	Chase Funding Mortgage Loan Asset-Backed Certificates
	(Series 2003-6) (Class 1B)
24,762	5.75%, 11/25/34(b)(f)	10,740
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
110,000	6.04%, 09/25/36(g)	90,860

Principal Amount ($)		Value ($)
ASSET BACKED — (continued)
	Countrywide Asset-Backed Certificates
	(Series 2002-1) (Class A)
16,529	0.85%, 08/25/32(b)(f)	10,093
	(Series 2003-BC2) (Class 2A1)
1,457	0.89%, 06/25/33(b)(f)	1,278
	(Series 2003-BC1) (Class A1)
78,849	1.09%, 03/25/33(b)	61,912
	(Series 2002-6) (Class AV1)
2,499	1.15%, 05/25/33(b)	1,937
	Mid-State Trust
	(Series 6) (Class A3)
9,732	7.54%, 07/01/35(f)	9,723
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
100,000	5.30%, 11/25/35(g)	67,530
	Residential Asset Mortgage Products, Inc.
	(Series 2002-RS3) (Class AII1)
14,310	0.85%, 06/25/32(b)(f)	11,311
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
5,142	0.79%, 07/25/32(b)(f)	2,948
	(Series 2003-KS4) (Class AIIB)
21,673	0.87%, 06/25/33(b)(f)	12,438
	Saxon Asset Securities Trust
	(Series 2004-2) (Class AF3)
92,021	5.23%, 08/25/35(b)	87,882

	Total Asset Backed (Cost $446,661)	376,896

CORPORATE NOTES - 33.5%
AUTOMOBILE MANUFACTURERS - 0.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.
200,000	8.00%, 06/15/19(h)	184,000

AUTOMOBILES & COMPONENTS - 0.2%
	American Axle & Manufacturing, Inc.
98,000	7.88%, 03/01/17(h)	97,510
	Visteon Corp.
96,000	6.75%, 04/15/19(h)	96,240

		193,750

BANKS - 1.9%
	Australia & New Zealand Banking Group, Ltd.
250,000	2.40%, 11/23/16(h)	247,923
	Banco de Credito del Peru
58,000	4.75%, 03/16/16(h)	58,435
	Banco do Brasil SA
200,000	5.88%, 01/26/22(h)	202,200
	Banco Mercantil del Norte SA
50,000	6.86%, 10/13/21(b)(h)	51,000
	BanColombia SA
20,000	6.13%, 07/26/20	20,400
	Bombardier, Inc.
88,000	7.75%, 03/15/20(h)	96,360

46  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
BANKS — (continued)
	Central American Bank for Economic Integration
140,000	5.38%, 09/24/14(h)	149,319
	European Investment Bank
160,000	0.88%, 12/15/14	157,413
300,000	4.88%, 01/17/17	343,382
	First Horizon National Corp.
170,000	5.38%, 12/15/15	172,235
	Kreditanstalt fuer Wiederaufbau
232,000	3.50%, 03/10/14	245,055
31,000	4.50%, 07/16/18	36,091
	National Agricultural Cooperative Federation
38,000	4.25%, 01/28/16(h)	38,773

		1,818,586

CAPITAL GOODS - 1.4%
	Amsted Industries, Inc.
116,000	8.13%, 03/15/18(h)	123,540
	Cargill, Inc.
240,000	5.20%, 01/22/13(h)	250,675
96,000	6.00%, 11/27/17(h)	113,316
	Case New Holland, Inc.
58,000	7.88%, 12/01/17	65,830
	Caterpillar, Inc.
110,000	3.90%, 05/27/21	121,004
	Danaher Corp.
110,000	2.30%, 06/23/16	114,454
22,000	3.90%, 06/23/21	24,335
	Lockheed Martin Corp.
108,000	3.35%, 09/15/21	107,659
108,000	4.85%, 09/15/41	109,892
	Raytheon Co.
106,000	1.40%, 12/15/14	106,590
	Textron, Inc.
152,000	6.20%, 03/15/15	163,288

		1,300,583

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	Republic Services, Inc.
67,000	5.25%, 11/15/21	76,119
69,000	5.70%, 05/15/41	79,451

		155,570

CONSUMER DISCRETIONARY - 0.2%
	Pernod-Ricard SA
150,000	4.45%, 01/15/22(h)	157,456

CONSUMER DURABLES & APPAREL - 0.4%
	Hanesbrands, Inc.
210,000	6.38%, 12/15/20	214,200
	Levi Strauss & Co.
200,000	7.63%, 05/15/20	205,250

		419,450

CONSUMER SERVICES - 0.5%
	CityCenter Holdings LLC
96,000	7.63%, 01/15/16(h)	98,880
	Corp. Lindley SA
10,000	6.75%, 11/23/21(h)	10,250

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
CONSUMER SERVICES — (continued)
	Vail Resorts, Inc.
189,000	6.50%, 05/01/19(h)	193,725
	Wynn Las Vegas LLC
125,000	7.88%, 05/01/20	138,281

		441,136

DIVERSIFIED FINANCIAL SERVICES - 0.5%
	HSBC Finance Corp.
197,000	6.68%, 01/15/21	204,121
	John Deere Capital Corp.
54,000	3.15%, 10/15/21	55,150
	Woodside Finance, Ltd.
189,000	4.50%, 11/10/14(h)	199,133

		458,404

DIVERSIFIED FINANCIALS - 4.8%
	Bank of America Corp.
220,000	3.75%, 07/12/16	203,910
185,000	5.00%, 05/13/21	168,811
500,000	5.42%, 03/15/17	451,600
55,000	5.63%, 10/14/16	52,820
110,000	6.50%, 08/01/16	110,886
	Citigroup, Inc.
250,000	4.50%, 01/14/22	240,984
444,000	5.00%, 09/15/14	439,704
	Credit Suisse AG
200,000	2.60%, 05/27/16(h)	202,888
	Dolphin Subsidiary II, Inc.
96,000	7.25%, 10/15/21(h)	103,920
	Goldman Sachs Capital I
88,000	6.35%, 02/15/34	74,687
	Goldman Sachs Group, Inc. (The)
166,000	3.63%, 02/07/16	160,543
129,000	3.70%, 08/01/15	126,486
335,000	5.25%, 07/27/21	327,412
213,000	6.15%, 04/01/18	220,118
112,000	6.75%, 10/01/37	104,522
	HSBC Holdings PLC
100,000	6.50%, 05/02/36	101,350
	JPMorgan Chase & Co.
161,000	3.15%, 07/05/16	161,922
512,000	4.35%, 08/15/21	518,083
24,000	5.13%, 09/15/14	25,319
	Morgan Stanley
10,000	3.80%, 04/29/16	9,222
54,000	5.50%, 07/28/21	50,021
108,000	5.75%, 01/25/21	100,916
	Nordea Bank AB
200,000	4.88%, 05/13/21(h)	169,346
	Susser Holdings LLC
166,000	8.50%, 05/15/16	179,902
	UBS AG
209,000	5.88%, 07/15/16	208,356

		4,513,728

ENERGY - 5.5%
	Alpha Natural Resources, Inc.
97,000	6.00%, 06/01/19	94,575
	Anadarko Petroleum Corp.
224,000	5.95%, 09/15/16	254,179
207,000	6.20%, 03/15/40	231,177
230,000	6.38%, 09/15/17	266,925

See accompanying Notes to Investment Portfolios  |  47

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
ENERGY — (continued)
53,000	6.45%, 09/15/36	60,623
132,000	6.95%, 06/15/19	157,820
	Arch Coal, Inc.
97,000	7.00%, 06/15/19(h)	99,425
	Baker Hughes, Inc.
109,000	3.20%, 08/15/21(h)	112,856
	BG Energy Capital PLC
107,000	4.00%, 10/15/21(h)	110,515
	BP Capital Markets PLC
160,000	2.25%, 11/01/16	161,204
	Chesapeake Energy Corp.
90,000	6.13%, 02/15/21	92,925
	Chesapeake Midstream Partners LP
135,000	5.88%, 04/15/21(h)	135,675
	Denbury Resources, Inc.
83,000	6.38%, 08/15/21	87,150
112,000	8.25%, 02/15/20	125,720
	Ecopetrol SA
19,000	7.63%, 07/23/19	23,085
	Empresa Nacional del Petroleo
100,000	5.25%, 08/10/20(h)	105,992
	Energy Transfer Equity LP
73,000	7.50%, 10/15/20	80,118
	Energy Transfer Partners LP
77,000	6.70%, 07/01/18	85,539
	Forest Oil Corp.
134,000	7.25%, 06/15/19	137,350
	Halliburton Co.
53,000	3.25%, 11/15/21	54,871
53,000	4.50%, 11/15/41	54,585
	Kinder Morgan Energy Partners LP
54,000	5.80%, 03/01/21	61,221
	Korea National Oil Corp.
100,000	5.38%, 07/30/14(h)	106,843
	Linn Energy LLC
79,000	8.63%, 04/15/20	86,110
	NAK Naftogaz Ukraine
100,000	9.50%, 09/30/14	94,250
	Newfield Exploration Co.
134,000	5.75%, 01/30/22	145,390
	Noble Energy, Inc.
166,000	4.15%, 12/15/21	172,068
	Occidental Petroleum Corp.
109,000	1.75%, 02/15/17	110,535
109,000	3.13%, 02/15/22	112,054
	ONEOK Partners LP
117,000	6.13%, 02/01/41	135,287
	Pacific Rubiales Energy Corp.
115,000	7.25%, 12/12/21(h)	116,150
	Peabody Energy Corp.
28,000	6.00%, 11/15/18(h)	28,700
56,000	6.25%, 11/15/21(h)	58,240
	Pemex Project Funding Master Trust
10,000	6.63%, 06/15/35	11,438
30,000	6.63%, 06/15/38	34,275
	Petrobras International Finance Co.
101,000	3.88%, 01/27/16	104,556
	Petroleos Mexicanos

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
ENERGY — (continued)
40,000	6.00%, 03/05/20	44,612
19,000	6.50%, 06/02/41(h)	21,470
20,000	8.00%, 05/03/19	25,050
	Pioneer Natural Resources Co.
229,000	7.50%, 01/15/20	269,726
	Plains All American Pipeline LP
118,000	3.95%, 09/15/15	125,062
	Power Sector Assets & Liabilities Management Corp.
100,000	7.39%, 12/02/24(h)	122,750
	Pride International, Inc.
156,000	6.88%, 08/15/20	183,204
	Range Resources Corp.
96,000	5.75%, 06/01/21	104,400
	Schlumberger Investment SA
54,000	3.30%, 09/14/21(h)	55,591
	Schlumberger Norge A/S
54,000	1.95%, 09/14/16(h)	54,697
	Sunoco Logistics Partners Operations LP
108,000	4.65%, 02/15/22	110,641
	TNK-BP Finance SA
25,000	7.25%, 02/02/20(h)	26,000
	Transocean, Inc.
33,000	6.38%, 12/15/21	35,140
	Williams Partners LP
27,000	4.13%, 11/15/20	27,761

		5,115,530

FOOD & STAPLES RETAILING - 0.5%
	CVS Caremark Corp.
61,000	3.25%, 05/18/15	64,367
111,000	5.75%, 06/01/17	129,673
	Ingles Markets, Inc.
264,000	8.88%, 05/15/17	287,100

		481,140

FOOD, BEVERAGE & TOBACCO - 1.5%
	Alliance One International, Inc.
155,000	10.00%, 07/15/16	140,275
	Anheuser-Busch InBev Worldwide, Inc.
172,000	3.63%, 04/15/15	183,296
156,000	5.38%, 11/15/14(h)	173,452
	Archer-Daniels-Midland Co.
204,000	5.77%, 03/01/41	258,634
	Coca-Cola Co. (The)
119,000	3.30%, 09/01/21(h)	125,570
	Kraft Foods, Inc.
168,000	4.13%, 02/09/16	182,575
42,000	5.38%, 02/10/20	48,543
	Lorillard Tobacco Co.
108,000	3.50%, 08/04/16	109,355
100,000	7.00%, 08/04/41	105,448

48  |  See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
FOOD, BEVERAGE & TOBACCO — (continued)
	Philip Morris International, Inc.
111,000	2.50%, 05/16/16	114,896

		1,442,044

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
	Baxter International, Inc.
126,000	1.85%, 01/15/17	127,131
	Becton Dickinson and Co.
160,000	3.13%, 11/08/21	165,868
	Cigna Corp.
107,000	2.75%, 11/15/16	106,886
261,000	4.00%, 02/15/22	259,115
179,000	5.38%, 02/15/42	178,631
	DaVita, Inc.
96,000	6.38%, 11/01/18	98,520
	Dentsply International, Inc.
166,000	2.75%, 08/15/16	167,774
109,000	4.13%, 08/15/21	112,656
	Fresenius Medical Care US Finance, Inc.
86,000	5.75%, 02/15/21(h)	86,322
	HCA, Inc.
114,000	6.50%, 02/15/20	118,560
96,000	7.50%, 02/15/22	98,400
	Healthsouth Corp.
96,000	7.75%, 09/15/22	94,920
	Roche Holdings, Inc.
18,000	6.00%, 03/01/19(h)	21,910

		1,636,693

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Reynolds Group Issuer, Inc.
100,000	8.50%, 10/15/16(h)	105,750

INSURANCE - 1.2%
	American International Group, Inc.
168,000	5.85%, 01/16/18	164,718
	AON Corp.
133,000	3.13%, 05/27/16	134,648
	CNA Financial Corp.
105,000	5.88%, 08/15/20	108,043
	Nationwide Mutual Insurance Co.
49,000	7.88%, 04/01/33(h)	50,458
22,000	9.38%, 08/15/39(h)	26,660
	Protective Life Corp.
189,000	8.45%, 10/15/39	217,204
	Prudential Financial, Inc.
72,000	5.40%, 06/13/35	69,774
	Willis Group Holdings PLC
110,000	4.13%, 03/15/16	111,827
	XL Group PLC
105,000	6.50%, 12/29/49(b)	83,212
	Xl Group, Ltd.
118,000	5.75%, 10/01/21	124,768

		1,091,312

MATERIALS - 1.5%
	Alcoa, Inc.
84,000	5.40%, 04/15/21	84,309

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
MATERIALS — (continued)
54,000	5.55%, 02/01/17	57,647
	ArcelorMittal
110,000	5.50%, 03/01/21	101,147
130,000	6.75%, 03/01/41	117,248
	Boise Paper Holdings LLC
93,000	8.00%, 04/01/20	98,812
	Corp Nacional del Cobre de Chile
113,000	3.75%, 11/04/20(h)	115,322
22,000	5.63%, 09/21/35(h)	25,594
	Dow Chemical Co. (The)
107,000	5.25%, 11/15/41	112,981
	Ecolab, Inc.
148,000	3.00%, 12/08/16	153,268
	FMG Resources (August 2006) Pty, Ltd.
96,000	7.00%, 11/01/15(h)	97,440
	Inversiones CMPC SA
20,000	4.75%, 01/19/18(h)	20,965
	Novelis, Inc.
112,000	8.38%, 12/15/17	119,560
	Solutia, Inc.
87,000	7.88%, 03/15/20	95,048
	Southern Copper Corp.
35,000	6.75%, 04/16/40	35,372
	Xstrata Finance Canada, Ltd.
171,325	5.80%, 11/15/16(h)	187,094

		1,421,807

MEDIA - 2.2%
	CCO Holdings LLC
56,000	7.88%, 04/30/18	59,990
106,000	8.13%, 04/30/20	116,600
	DIRECTV Holdings LLC
113,000	3.55%, 03/15/15	117,707
50,000	4.75%, 10/01/14	54,043
	Globo Comunicacao e Participacoes SA
100,000	6.25%, 07/20/49(g)(h)	105,750
	News America, Inc.
43,000	6.65%, 11/15/37	48,876
	Time Warner Cable, Inc.
111,000	4.00%, 09/01/21	112,526
187,000	5.50%, 09/01/41	197,798
277,000	6.75%, 07/01/18	329,439
	Time Warner, Inc.
212,000	3.15%, 07/15/15	220,690
107,000	4.00%, 01/15/22	110,595
158,000	5.38%, 10/15/41	171,803
154,000	5.88%, 11/15/16	177,942
	Viacom, Inc.
74,000	2.50%, 12/15/16	74,058
148,000	3.88%, 12/15/21	151,399

		2,049,216

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
	Agilent Technologies, Inc.
108,000	5.50%, 09/14/15	119,149
	Allergan, Inc.
101,000	3.38%, 09/15/20	104,284
	Amgen, Inc.
53,000	1.88%, 11/15/14	53,723

See accompanying Notes to Investment Portfolios  |  49

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
77,000	2.30%, 06/15/16	77,608
53,000	2.50%, 11/15/16	53,697
84,000	5.65%, 06/15/42	91,667
	Gilead Sciences, Inc.
84,000	3.05%, 12/01/16	86,070
226,000	4.40%, 12/01/21	239,737
138,000	5.65%, 12/01/41	153,363
	Mylan, Inc.
149,000	7.88%, 07/15/20(h)	165,204
	Teva Pharmaceutical Finance Co. BV
106,000	2.40%, 11/10/16	107,934
	Teva Pharmaceutical Finance II BV
232,000	3.00%, 06/15/15	241,794

		1,494,230

REAL ESTATE - 0.3%
	Duke Realty LP
163,000	6.50%, 01/15/18	180,345
	Host Hotels & Resorts LP
96,000	6.00%, 11/01/20	98,640

		278,985

RETAILING - 0.2%
	QVC, Inc.
142,000	7.50%, 10/01/19(h)	153,005

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
	Advanced Micro Devices, Inc.
96,000	7.75%, 08/01/20	99,120
	Broadcom Corp.
160,000	2.70%, 11/01/18	162,014
	Texas Instruments, Inc.
166,000	2.38%, 05/16/16	173,097

		434,231

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
	EH Holding Corp.
154,000	6.50%, 06/15/19(h)	161,315
	Hewlett-Packard Co.
108,000	3.00%, 09/15/16	108,880
106,000	4.65%, 12/09/21	112,062
	Seagate HDD Cayman
64,000	7.75%, 12/15/18(h)	68,400

		450,657

TELECOMMUNICATION SERVICES - 2.3%
	AT&T, Inc.
88,000	2.95%, 05/15/16	91,802
191,000	5.60%, 05/15/18	222,235
136,000	6.40%, 05/15/38	168,602
79,000	6.70%, 11/15/13	87,129
	CenturyLink, Inc.
109,000	5.15%, 06/15/17	108,166
77,000	6.88%, 01/15/28	71,948
	Cincinnati Bell, Inc.
210,000	8.25%, 10/15/17	212,100
	Crown Castle Towers LLC

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
TELECOMMUNICATION SERVICES — (continued)
110,000	4.88%, 08/15/20(h)	112,622
10,000	6.11%, 01/15/20(h)	11,051
	Frontier Communications Corp.
193,000	7.13%, 03/15/19(h)	189,140
	MetroPCS Wireless, Inc.
38,000	6.63%, 11/15/20	35,530
	Nextel Communications, Inc.
152,000	6.88%, 10/31/13	152,000
	PAETEC Holding Corp.
156,000	8.88%, 06/30/17	169,260
	Verizon Communications, Inc.
220,000	3.50%, 11/01/21	229,523
	Windstream Corp.
97,000	7.75%, 10/01/21(h)	99,910
161,000	7.88%, 11/01/17	175,088

		2,136,106

TRANSPORTATION - 0.2%
	Air Jamaica, Ltd.
5,714	9.38%, 07/08/15	5,943
	CSX Corp.
102,000	4.25%, 06/01/21	109,200
	RailAmerica, Inc.
57,000	9.25%, 07/01/17	62,558

		177,701

UTILITIES - 3.4%
	AES Corp. (The)
112,000	8.00%, 10/15/17(h)	123,760
	AES El Salvador Trust
100,000	6.75%, 02/01/16(h)	98,000
	AES Gener SA
29,000	5.25%, 08/15/21(h)	29,290
	AES Panama SA
60,000	6.35%, 12/21/16(h)	65,250
	Arizona Public Service Co.
95,000	6.25%, 08/01/16	111,598
	Banco do Nordeste do Brasil SA
100,000	3.63%, 11/09/15(h)	100,250
	Calpine Corp.
24,000	7.25%, 10/15/17(h)	25,320
	Consolidated Edison Co. of New York, Inc.
11,000	5.85%, 04/01/18	13,438
121,000	6.65%, 04/01/19	153,169
	Dominion Resources, Inc.
76,000	1.95%, 08/15/16	76,458
43,000	4.90%, 08/01/41	46,619
	Empresa de Energia de Bogota SA
19,000	6.13%, 11/10/21(h)	19,190
	Exelon Corp.
117,000	4.90%, 06/15/15	126,165
	Florida Power & Light Co.
95,000	4.13%, 02/01/42	98,431
	Great Plains Energy, Inc.
111,000	4.85%, 06/01/21	116,573
	Majapahit Holding BV
100,000	7.75%, 10/17/16(h)	112,625
	Midamerican Energy Holdings Co.
9,000	6.13%, 04/01/36	10,786

50  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
UTILITIES — (continued)
	NextEra Energy Capital Holdings, Inc.
230,000	2.60%, 09/01/15	232,299
	Nisource Finance Corp.
100,000	6.13%, 03/01/22	115,349
	NRG Energy, Inc.
38,000	7.63%, 01/15/18(h)	38,190
430,000	7.63%, 05/15/19(h)	423,550
	Oglethorpe Power Corp.
57,000	5.38%, 11/01/40	67,713
	Pacific Gas & Electric Co.
60,000	5.80%, 03/01/37	73,338
89,000	6.05%, 03/01/34	110,532
	PacifiCorp
400,000	6.00%, 01/15/39	512,692
6,000	6.25%, 10/15/37	7,938
	Perusahaan Listrik Negara PT
200,000	5.50%, 11/22/21(h)	204,500
	Potomac Edison Co. (The)
112,000	5.35%, 11/15/14	124,251

		3,237,274

	Total Corporate Notes (Cost $30,294,667)	31,348,344

MUNICIPAL BONDS AND NOTES - 0.7%
	American Municipal Power, Inc.
35,000	6.27%, 02/15/50	39,480
	Municipal Electric Authority of Georgia
253,000	6.64%, 04/01/57	263,231
	New Jersey State Turnpike Authority
55,000	7.10%, 01/01/41	75,353
80,000	7.41%, 01/01/40	114,798
	New Jersey Transportation Trust Fund Authority
50,000	6.88%, 12/15/39	55,799
	South Carolina State Public Service Authority
55,000	6.45%, 01/01/50	74,203
	State of California, GO
75,000	5.70%, 11/01/21	81,952

	Total Municipal Bonds and Notes (Cost $624,432)	704,816

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 6.5%
	Banc of America Commercial Mortgage, Inc.
	(Series 2005-6) (Class A4)
150,000	5.37%, 09/10/47(b)	166,617
	(Series 2006-4) (Class A4)
110,000	5.63%, 07/10/46	122,165
	(Series 2007-4) (Class A4)
300,000	5.72%, 02/10/51(b)	329,604
	(Series 2006-4) (Class B)
100,000	5.73%, 07/10/46(b)	48,321
	(Series 2007-4) (Class AM)
170,000	5.79%, 02/10/51(b)	161,537

Principal Amount($)		Value ($)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	(Series 2006-3) (Class A4)
440,000	5.89%, 07/10/44(b)	483,985
	(Series 2008-1) (Class A4)
100,000	6.21%, 02/10/51(b)	113,343
	(Series 2008-1) (Class AM)
130,000	6.25%, 02/10/51(b)	128,395
	Bear Stearns Commercial Mortgage Securities
	(Series 2005-T18) (Class A4)
200,000	4.93%, 02/13/42(b)	217,603
	(Series 2006-PW11) (Class A2)
93,396	5.39%, 03/11/39(b)	93,359
	(Series 2006-T22) (Class AM)
110,000	5.53%, 04/12/38(b)	114,367
	(Series 2007-PW16) (Class AJ)
110,000	5.71%, 06/11/40(b)	70,707
	(Series 2006-PW12) (Class AM)
120,000	5.76%, 09/11/38(b)	125,880
	(Series 2007-T28) (Class D)
40,000	5.98%, 09/11/42(b)(f)(h)	27,743
	Commercial Mortgage Pass Through Certificates
	(Series 2005-LP5) (Class A4)
60,000	4.98%, 05/10/43(b)	65,657
	(Series 2006-C7) (Class AM)
20,000	5.78%, 06/10/46(b)	20,193
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-C1) (Class C)
200,000	5.42%, 02/15/39(b)	157,534
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
100,000	5.56%, 11/10/46(b)(h)	64,202
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
200,000	5.50%, 11/05/27(h)	201,330
	GS Mortgage Securities Corp. II
	(Series 2011-GC5) (Class A2)
110,000	3.00%, 08/10/44(b)	113,426
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-LDP1) (Class A4)
50,000	5.04%, 03/15/46(b)	54,419
	(Series 2005-CB11) (Class A4)
610,000	5.34%, 08/12/37(b)	668,001
	(Series 2006-LDP8) (Class AM)
250,000	5.44%, 05/15/45	255,403
	(Series 2007-CB18) (Class A4)
270,000	5.44%, 06/12/47	290,486
	(Series 2006-LDP6) (Class B)
80,000	5.51%, 04/15/43(b)	54,133
	(Series 2007-CB20) (Class A4)
70,000	5.79%, 02/12/51(b)	77,397
	(Series 2007-CB20) (Class F)
60,000	6.19%, 02/12/51(b)(f)(h)	20,656
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
120,000	4.95%, 09/15/30	131,483

See accompanying Notes to Investment Portfolios  |  51

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	(Series 2006-C1) (Class A4)
120,000	5.16%, 02/15/31	132,980
	(Series 2008-C1) (Class AJ)
50,000	6.15%, 04/15/41(b)	37,044
	(Series 2008-C1) (Class AM)
80,000	6.15%, 04/15/41(b)	77,717
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class AJ)
137,500	5.67%, 05/12/39(b)	115,932
	(Series 2006-C1) (Class B)
125,000	5.67%, 05/12/39(b)	87,877
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
150,000	5.16%, 10/12/52(b)	166,231
	(Series 2007-HQ11) (Class AM)
170,000	5.48%, 02/12/44(b)	162,570
	(Series 2007-IQ16) (Class A2)
90,000	5.62%, 12/12/49	91,603
	(Series 2006-IQ11) (Class B)
100,000	5.73%, 10/15/42(b)	82,205
	(Series 2006-IQ11) (Class C)
131,000	5.73%, 10/15/42(b)	101,264
	(Series 2006-T23) (Class A4)
50,000	5.81%, 08/12/41(b)	57,434
	(Series 2007-IQ16) (Class A4)
250,000	5.81%, 12/12/49	276,440
	(Series 2008-T29) (Class AM)
120,000	6.29%, 01/11/43(b)	125,096
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
120,000	5.47%, 01/15/45(b)	122,509
	(Series 2006-C26) (Class B)
80,000	6.03%, 06/15/45(b)	54,357

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $5,900,437)	6,069,205

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
	Banc of America Mortgage Securities, Inc.
	(Series 2006-A) (Class B1)
39,052	4.91%, 02/25/36(b)(f)	1,232
	(Series 2005-L) (Class B1)
23,898	6.00%, 01/25/36(b)(f)	107
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
1,810	0.00%, 11/01/18(c)(f)	1,780
	Countrywide Asset-Backed Certificates
	(Series 2005-IM1) (Class A2)
228,721	0.57%, 11/25/35(b)	212,704
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
100,629	5.32%, 10/25/35(b)(f)	8,792

Principal Amount ($)		Value ($)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
59,696	5.62%, 02/25/36(b)(f)	1,373
	Impac CMB Trust
	(Series 2005-7) (Class A1)
706,253	0.55%, 11/25/35(b)	349,954
	Indymac INDA Mortgage Loan Trust
	(Series 2005-AR2) (Class B1)
3,800	4.98%, 01/25/36(b)(f)	1
	Interstar Millennium Trust
9,336	0.94%, 03/14/36(b)	8,613
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2011-PLSD) (Class C)
100,000	5.14%, 11/13/44(h)	101,360
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
67,041	5.00%, 08/25/18(a)(f)	6,898
	Morgan Stanley Capital I
	(Series 2007-T27) (Class AJ)
90,000	5.64%, 06/11/42(b)	68,247
	Residential Funding Mortgage Securities I
	(Series 2006-S1) (Class M1)
43,624	5.75%, 01/25/36(f)	—
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
59,844	5.50%, 01/25/36(f)	1
	(Series 2006-3) (Class B1)
217,502	5.50%, 03/25/36(f)	11,579

	Total Non-Agency Collateralized Mortgage Obligations (Cost $1,651,103)	772,641

SOVEREIGN BONDS - 3.7%
	Argentine Republic Government International Bond
14,979	2.50%, 12/31/38(g)	5,318
10,425	8.28%, 12/31/33	7,480
	Belize Government International Bond
10,000	6.00%, 02/20/29(g)(h)	6,100
65,100	6.00%, 02/20/29(g)	39,711
	Brazilian Government International Bond
100,000	5.63%, 01/07/41	116,500
23,000	8.25%, 01/20/34	34,788
	Chile Government International Bond
100,000	3.25%, 09/14/21	103,250
	Colombia Government International Bond
100,000	6.13%, 01/18/41	124,000
	Costa Rica Government International Bond
24,000	10.00%, 08/01/20(h)	32,940

52  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
SOVEREIGN BONDS — (continued)
	El Salvador Government International Bond
40,000	7.65%, 06/15/35(h)	41,200
	Export Credit Bank of Turkey
200,000	5.38%, 11/04/16	198,000
	Georgia Government International Bond
300,000	6.88%, 04/12/21(h)	312,000
	Grenada Government International Bond
45,800	4.50%, 09/15/25(g)(h)	27,022
	Hungary Government International Bond
39,000	6.38%, 03/29/21	35,100
58,000	7.63%, 03/29/41	51,620
	Inter-American Development Bank
161,000	1.38%, 10/18/16	163,366
	Korea Development Bank
172,000	3.25%, 03/09/16	170,288
	Korea National Oil Corp.
137,000	2.88%, 11/09/15(h)	137,370
	Lebanon Government International Bond
7,800	4.00%, 12/31/17	7,771
20,000	5.15%, 11/12/18	19,850
20,000	6.10%, 10/04/22	20,325
	Mexico Government International Bond
33,000	5.13%, 01/15/20	37,868
38,000	5.75%TBA(e)(i)	40,660
18,000	6.05%, 01/11/40	22,095
19,000	6.75%, 09/27/34	24,842
	Panama Government International Bond
61,000	6.70%, 01/26/36	79,910
	Peruvian Government International Bond
38,000	5.63%, 11/18/50	41,990
71,000	6.55%, 03/14/37	90,525
	Poland Government International Bond
76,000	5.00%, 03/23/22	76,665
19,000	5.13%, 04/21/21	19,380
13,000	6.38%, 07/15/19	14,430
	Province of Manitoba Canada
65,000	4.90%, 12/06/16	75,337
	Republic of Ghana
100,000	8.50%, 10/04/17	110,000
	Republic of Serbia
200,000	7.25%, 09/28/21(h)	195,500
	Russian Foreign Bond - Eurobond
100,000	5.00%, 04/29/20(h)	103,415
15,869	7.50%, 03/31/30(g)	18,468
	Turkey Government International Bond
200,000	5.13%, 03/25/22	191,500
100,000	5.63%, 03/30/21	101,625
200,000	6.00%, 01/14/41	189,500
19,000	6.88%, 03/17/36	19,902

Principal Amount ($)		Value ($)
SOVEREIGN BONDS — (continued)
	Ukraine Government International Bond
200,000	6.25%, 06/17/16(h)	176,500
	Uruguay Government International Bond
85,642	6.88%, 09/28/25	111,335
	Venezuela Government International Bond
25,000	10.75%, 09/19/13	25,375
	Vietnam Government International Bond
7,826	1.32%, 03/12/16(b)	7,050

	Total Sovereign Bonds (Cost $3,335,314)	3,427,871

U.S. TREASURIES - 18.5%
	U.S Treasury Notes
2,905,900	0.25%, 10/31/13	2,906,810
3,079,400	0.88%, 11/30/16	3,089,263
2,934,200	1.00%, 10/31/16	2,963,084
402,900	2.00%, 11/15/21	407,559
	U.S. Treasury Bonds
321,700	3.13%, 11/15/41	337,081
5,122,400	3.75%, 08/15/41	6,025,223
1,205,800	4.38%, 05/15/41(j)	1,571,308

	Total U.S. Treasuries (Cost $17,005,424)	17,300,328

	Total Bonds & Notes (Cost $87,636,858)	89,496,059

See accompanying Notes to Investment Portfolios  |  53

INVESTMENT PORTFOLIO (continued)

As of December 31, 2011	Pyxis Fixed Income Fund

Principal Amount ($)		Value($)
Other Investments - 0.3%
316,620	GEI Investment Fund(k)	303,955

	Total Other Investments (Cost $316,620)	303,955

Registered Investment Company - 9.8%
9,206,246	Federated Prime Obligations Fund	9,206,246

	Total Registered Investment Company (Cost $9,206,246)	9,206,246

Total Investments - 105.7%		99,006,260

(Cost $97,159,724)
Liabilities in Excess of Other Assets - (5.7)%		(5,365,792)

Net Assets - 100.0%		93,640,468

(a)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2011.
(c)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Illiquid securities. At December 31, 2011, these securities amounted to $146,937 or 0.2% of net assets. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees. (unaudited)
(g)	Step coupon bond. Security becomes interest bearing at a future date.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2011, these securities amounted to $8,789,990 or 9.4% of net assets.
(i)	The actual maturity date of this security is 10/12/2110.
(j)	At December 31, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(k)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced

The Fund had the following futures contracts open at December 31, 2011:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	March 2012	39	$8,601,328	$(873)
5 Yr. U.S Treasury Notes Futures	March 2012	33	4,067,508	24,917
Long U.S. Treasury Bond Futures	March 2012	7	1,013,688	15,512

				39,556

Short Futures:
10 Yr. U.S.Treasury Notes Futures	March 2012	65	8,523,125	(106,597)
Ultra Long U.S. Treasury Bond Futures	March 2012	27	4,325,062	(100,121)

				(206,718)

				$(167,162)

54  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO

As of December 31, 2011 (unaudited)	Highland Money Market Fund II

Principal Amount ($)		Amortized Cost ($)
Short-Term Investments - 99.1%
CERTIFICATES OF DEPOSIT - 15.4%
	Bank of Nova Scotia
1,650,000	0.29%, 01/13/12	1,650,000
	Barclay’s Bank PLC
1,300,000	0.51%, 02/06/12	1,300,000
	Nordea Bank
550,000	0.35%, 01/11/12	549,999
	Royal Bank of Canada, New York
500,000	0.54%, 03/12/12(a)	500,000
	Standard Chartered PLC
1,700,000	0.43%, 02/10/12	1,700,000
	Toronto-Dominion Bank, New York
2,150,000	0.31%, 02/08/12(a)	2,150,000
	Westpac Banking Corp., New York
3,700,000	0.47%, 05/11/12(a)	3,700,000

	Total Certificates of Deposit (Cost $11,549,999)	11,549,999

COMMERCIAL PAPER - 25.0%
	Australia & New Zealand Banking Group Ltd.
2,000,000	0.31%, 02/28/12(b)(c)	1,999,001
	Commonwealth Bank of Australia
2,950,000	0.50%, 05/21/12(a)(c)	2,950,000
	Credit Suisse Group AG
1,250,000	0.43%, 02/14/12(c)	1,249,343
	HSBC USA, Inc.
2,200,000	0.12%, 01/23/12(c)	2,199,839
	Johnson & Johnson
1,950,000	0.07%, 04/02/12(c)	1,949,651
	JPMorgan Chase & Co.
2,200,000	0.01%, 01/04/12(c)	2,199,998
	National Australia Bank, Ltd.
2,000,000	0.02%, 01/06/12(c)	1,999,944
	Nestle SA
1,550,000	0.05%, 02/03/12(c)	1,549,929
	Novartis AG
800,000	0.06%, 01/04/12(c)	799,996
	Procter & Gamble Co.
800,000	0.06%, 03/20/12(c)	799,895
	Rabobank Nederland NV
1,000,000	0.35%, 01/12/12(c)	999,893

	Total Commercial Paper (Cost $18,697,489)	18,697,489

U.S. GOVERNMENT AGENCY AND RELATED - 26.8%
	Federal Home Loan Bank Discount Notes
1,050,000	0.01%, 02/17/12(c)	1,049,993
650,000	0.01%, 02/29/12(c)	649,989
1,350,000	0.02%, 01/27/12(c)	1,349,983
1,350,000	0.02%, 02/01/12(c)	1,349,979
550,000	0.02%, 03/09/12(c)	549,984
	Federal Home Loan Mortgage Corp.
1,100,000	0.21%, 05/01/12(a)(c)	1,100,427
	Federal Home Loan Mortgage Corp. Discount Notes

Principal Amount ($)		Amortized Cost ($)
U.S. GOVERNMENT AGENCY AND RELATED — (continued)
1,100,000	0.08%, 02/27/12(c)	1,099,751
650,000	0.05%, 05/01/12	649,891
	Federal National Mortgage Assoc.
2,100,000	0.28%, 07/26/12(a)(c)	2,101,711
	Federal National Mortgage Assoc. Discount Notes
2,100,000	0.01%, 01/17/12(c)	2,099,991
2,250,000	0.03%, 04/02/12(c)	2,249,828
3,550,000	0.10%, 03/14/12(c)	3,549,539
	International Bank for Reconstruction & Developement
2,250,000	0.05%, 02/01/12	2,249,903

	Total U.S. Government Agency and Related (Cost $20,050,969)	20,050,969

U.S. TREASURIES - 10.5%
	United States Treasury Note Bonds
2,250,000	0.63%, 06/30/12	2,256,165
2,250,000	1.00%, 03/31/12	2,255,434
2,250,000	1.00%, 04/30/12	2,256,868
1,100,000	1.13%, 01/15/12	1,100,458

	Total U.S. Treasuries (Cost $7,868,925)	7,868,925

REPURCHASE AGREEMENT - 21.4%
16,000,000	Barclays Capital, Inc. 0.02%, 01/03/12, (Dated 12/30/11, repurchase price of $16,000,036, collateralized by a U.S. Government Obligation, 5.38%, due 02/15/31, value $16,320,059)	16,000,000

	Total Repurchase Agreement (Cost $16,000,000)	16,000,000

	Total Short-Term Investments (Cost $74,167,382)	74,167,382

Registered Investment Company - 4.9%
3,669,008	Federated Prime Obligations Fund	3,669,008

	Total Registered Investment Company (Cost $3,669,008)	3,669,008

Total Investments - 104.0%		77,836,390

(Cost $77,836,390)
Liabilities in Excess of Other Assets - (4.0)%		(2,985,169)

Net Assets - 100.0%		74,851,221

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2011.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2011, these securities amounted to $1,999,001 or 2.7% of net assets.
(c)	Coupon amount represents effective yield at time of purchase.

See accompanying Notes to Financial Statements  |  55

NOTES TO INVESTMENT PORTFOLIOS

December 31, 2011 (unaudited)	Pyxis Funds II

Securities Valuation

Effective January 9, 2012, Highland Funds II changed its name to Pyxis Funds II (the “Funds”). The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Pyxis Capital, L.P., (formerly Highland Funds Asset Management, L.P.) (the “ Investment Adviser”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, the Investment Adviser and Sub-Advisers , Anchor Capital Management Group Inc., Brookmont Capital Management LLC, Champlain Investment Partners, LLC, GE Asset Management Incorporated, Highland Capital Management, L.P., Incline Analytics, LLC and Palisade Capital Management, LLC (the “Sub-Adviser”), conduct internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, the Investment Adviser believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

56 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (unaudited)	Pyxis Funds II

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances a Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards,

swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of a Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at December 31, 2011:

	Total Value at December 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Alpha Trend Strategies Fund
Assets
Registered Investment Company	$1,591,944	$1,591,944	$—	$—
Exchange Traded Funds*	1,004,940	1,004,940	—	—

Total	$2,596,884	$2,596,884	$—	$—

Energy and Materials Fund
Assets
Common Stock*	$1,053,906	$1,053,906	$—	$—
Other Investments	227,651	227,651	—	—
Registered Investment Company	1,693,185	1,693,185	—	—

Total	$2,974,742	$2,974,742	$—	$—

  |   57

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (unaudited)	Pyxis Funds II

	Total Value at December 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Trend Following Fund
Assets
Exchange Traded Funds*	$5,704,140	$5,704,140	$—	$—
Registered Investment Company	878,980	878,980	—	—

Total	$6,583,120	$6,583,120	$—	$—

U.S. Equity Fund
Assets
Common Stock*	$156,027,141	$156,027,141	$—	$—
Other Investments	2,492,324	2,435,837	56,487	—
Registered Investment Company	5,326,697	5,326,697	—	—
Other Financial Instruments
Equity Contracts - Futures**	86,065	86,065	—	—

Total	$163,932,227	$163,875,740	$56,487	$—

Core America Equity Fund
Assets
Common Stock*	$32,209,607	$32,209,607	$—	$—
Other Investments	513,739	504,766	8,973	—
Registered Investment Company	365,992	365,992	—	—
Other Financial Instruments
Equity Contracts - Futures**	6,606	6,606	—	—

Total	$33,095,944	$33,086,971	$8,973	$—

Dividend Equity Fund
Assets
Common Stock*	$4,825,506	$4,825,506	$—	$—
Other Investments	126,926	126,926	—	—
Registered Investment Company	115,774	115,774	—	—

Total	$5,068,206	$5,068,206	$—	$—

Premier Growth Equity Fund
Assets
Common Stock*	$140,754,272	$140,754,272	$—	$—
Other Investments	9,561	—	9,561	—
Registered Investment Company	9,787,868	9,787,868	—	—
Other Financial Instruments
Equity Contracts - Futures**	14,272	14,272	—	—

Total	$150,565,973	$150,556,412	$9,561	$—

Small-Cap Equity Fund
Assets
Common Stock*	$36,391,384	$36,391,384	$—	$—
Other Investments	6,470	—	6,470	—
Registered Investment Company	993,824	993,824	—	—

Total	$37,391,678	$37,385,208	$6,470	$—

58  |

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (unaudited)	Pyxis Funds II

	Total Value at December 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Global Equity Fund
Assets
Common Stock*	$22,505,293	$22,505,293	$—	$—
Preferred Stock	129,382	129,382	—	—
Other Investments	219,512	199,224	20,288	—
Registered Investment Company	1,048,812	1,048,812	—	—
Other Financial Instruments
Equity Contracts - Futures**	9,957	9,957	—	—

Total	$23,912,956	$23,892,668	$20,288	$—

International Equity Fund
Assets
Common Stock*	$12,988,946	$12,988,946	$—	$—
Preferred Stock*	216,225	216,225	—	—
Other Investments	12,289	—	12,289	—

Total Assets	13,217,460	13,205,171	12,289	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(3,010)	(3,010)	—	—

Total	$13,214,450	$13,202,161	$12,289	$—

Total Return Fund
Assets
Common Stock
Domestic Equity
Automobiles & Components	$67,990	$67,990	$—	$—
Banks	969,984	969,984	—	—
Capital Goods	1,787,905	1,787,905	—	—
Commercial & Professional Services	451,501	451,501	—	—
Consumer Durables & Apparel	347,335	347,335	—	—
Consumer Services	741,853	741,853	—	—
Diversified Financials	2,455,939	2,455,939	—	—
Energy	3,991,072	3,991,072	—	—
Food & Staples Retailing	180,778	180,778	—	—
Food, Beverage & Tobacco	2,223,150	2,223,150	—	—
Health Care Equipment & Services	1,620,987	1,620,987	—	—
Household & Personal Products	651,556	651,556	—	—
Insurance	1,680,157	1,680,157	—	—
Materials	1,674,590	1,674,590	—	—
Media	1,575,318	1,575,318	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,008,191	3,008,191	—	—
Real Estate	422,178	422,178	—	—
Retailing	1,410,710	1,410,710	—	—
Semiconductors & Semiconductor Equipment	962,407	962,407	—	—
Software & Services	3,728,873	3,728,873	—	—
Technology Hardware & Equipment	2,544,262	2,544,262	—	—
Telecommunication Services	1,054,697	1,054,697	—	—
Transportation	531,533	531,533	—	—
Utilities	1,536,503	1,536,503	—	—

  |   59

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (unaudited)	Pyxis Funds II

	Total Value at December 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund (continued)
Assets (continued)
Foreign Equity
Automobiles & Components	$496,491	$496,491	$—	$—
Banks	1,134,807	1,134,807	—	—
Capital Goods	1,812,408	1,812,408	—	—
Commercial & Professional Services	406,147	406,147	—	—
Consumer Durables & Apparel	121,355	121,355	—	—
Consumer Services	9,483	9,483	—	—
Diversified Financials	260,394	260,394	—	—
Energy	1,670,038	1,670,038	—	—
Food & Staples Retailing	215,073	215,073	—	—
Food, Beverage & Tobacco	1,009,942	1,009,942	—	—
Health Care Equipment & Services	416,087	416,087	—	—
Household & Personal Products	424,917	424,917	—	—
Insurance	792,132	792,132	—	—
Materials	2,108,426	2,108,426	—	—
Media	130,153	130,153	—	—
Pharmaceuticals, Biotechnology & Life Sciences	791,397	791,397	—	—
Real Estate	192,390	192,390	—	—
Retailing	18,196	18,196	—	—
Semiconductors & Semiconductor Equipment	565,990	565,990	—	—
Software & Services	733,970	733,970	—	—
Technology Hardware & Equipment	297,541	297,541	—	—
Telecommunication Services	827,051	827,051	—	—
Utilities	335,417	335,417	—	—
Preferred Stock
Automobiles & Components	215,473	215,473	—	—
Materials	118,965	118,965	—	—
Agency Collateralized Mortgage Obligations	894,350	—	894,350	—
Agency Mortgage Backed	8,602,254	—	8,602,254	—
Asset Backed	333,860	—	333,860	—
Corporate Notes	10,144,802	—	10,144,802	—
Municipal Bonds and Notes	203,807	—	203,807	—
Non-Agency Collateralized Mortgage Backed Securities	1,805,605	—	1,805,605	—
Non-Agency Collateralized Mortgage Obligations	19,349	—	19,349	—
Sovereign Bonds	1,064,307	—	1,064,307	—
U.S. Treasuries	5,123,963	—	5,123,963	—
Other Investments	4,960,736	4,781,272	179,464	—
Registered Investment Company	4,422,955	4,422,955	—	—
Other Financial Instruments
Equity Contracts - Futures**	21,857	21,857	—	—
Interest Rate Contracts - Futures**	20,603	20,603	—	—

Total Assets	88,342,160	59,970,399	28,371,761	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(100,610)	(100,610)	—	—

Total	$88,241,550	$59,869,789	$28,371,761	$—

  |  60

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (unaudited)	Pyxis Funds II

	Total Value at December 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Government Securities Fund
Assets
Agency Mortgage Backed	$91,261	$—	$91,261	$—
Asset Backed	1,264	—	1,264	—
Non-Agency Collateralized Mortgage Obligations	56,053	—	56,053	—
U.S. Government Agency and Related	4,892,794	—	4,892,794	—
U.S. Treasuries	76,849,063	—	76,849,063	—
Other Investments	273,436	—	273,436	—
Registered Investment Company	6,387,078	6,387,078	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	20,746	20,746	—	—

Total Assets	88,571,695	6,407,824	82,163,871	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(252,224)	(252,224)	—	—

Total	$88,319,471	$6,155,600	$82,163,871	$—

Short-Term Government Fund
Assets
Agency Collateralized Mortgage Obligations	$2,045,036	$—	$2,045,036	$—
Agency Mortgage Backed	3,657,221	—	3,657,221	—
Asset Backed	5,773,792	—	5,773,792	—
Non-Agency Collateralized Mortgage Backed Securities	2,550,346	—	2,550,346	—
Non-Agency Collateralized Mortgage Obligations	23,222	—	23,222	—
U.S. Treasuries	36,254,916	—	36,254,916	—
Other Investments	63,523	—	63,523	—
Registered Investment Company	1,432,028	1,432,028	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	9,482	9,482	—	—

Total Assets	51,809,566	1,441,510	50,368,056	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(145,739)	(145,739)	—	—

Total	$51,663,827	$1,295,771	$50,368,056	$—

Tax-Exempt
Assets
Municipal Bonds and Notes	$37,692,117	$—	$37,692,117	$—
Other Investments	2,461	—	2,461	—
Registered Investment Company	202,665	202,665	—	—

Total	$37,897,243	$202,665	$37,694,578	$—

Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$2,650,495	$—	$2,650,495	$—
Agency Mortgage Backed	26,845,463	—	26,845,463	—
Asset Backed	376,896	—	376,896	—
Corporate Notes	31,348,344	—	31,348,344	—
Municipal Bonds and Notes	704,816	—	704,816	—
Non-Agency Collateralized Mortgage Backed Securities	6,069,205	—	6,069,205	—
Non-Agency Collateralized Mortgage Obligations	772,641	—	772,641	—
Sovereign Bonds	3,427,871	—	3,427,871	—
U.S. Treasuries	17,300,328	—	17,300,328	—
Other Investments	303,955	—	303,955	—
Registered Investment Company	9,206,246	9,206,246	—	—

  |   61

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (Unaudited)	Pyxis Funds II

	Total Value at December 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Fixed Income Fund (continued)
Assets (continued)
Other Financial Instruments
Interest Rate Contracts - Futures**	$39,556	$39,556	$—	$—

Total Assets	99,045,816	9,245,802	89,800,014	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(206,718)	(206,718)	—	—

Total	$98,839,098	$9,039,084	$89,800,014	$—

Money Market Fund
Assets
Certificates of Deposit	$11,549,999	$—	$11,549,999	$—
Commercial Paper	18,697,489	—	18,697,489	—
U.S. Government Agency and Related	20,050,969	—	20,050,969	—
U.S. Treasuries	7,868,925	—	7,868,925	—
Repurchase Agreements	16,000,000	—	16,000,000	—
Registered Investment Company	3,669,008	3,669,008	—	—

Total	$77,836,390	$3,669,008	$74,167,382	$—

* See Schedule of Investment detail for Industry breakout.

** Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at December 31, 2011 and therefore the Funds utilized the external pricing service model adjustments. As a result, securities still held at December 31, 2011 by the Global Equity Fund and the International Equity Fund since the beginning of the period, were transferred from Level 2 into Level 1 with an end of period value of $8,810,288 and $11,955,407, respectively. The remaining Funds did not have any significant transfers in and out of Level 1 and Level 2 during the period.

Repurchase Agreements

Certain Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Derivatives

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Fund invested in futures contracts, can be made for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each

62  |

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (unaudited)	Pyxis Funds II

day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract. Securities held as collateral for futures contracts can be found on the Investment Portfolio.

For the period ended December 31, 2011, the average volume of derivative activity for futures contracts, based on quarterly holdings, is as follows:

Fund	Average Notional Volume Period Ended 12/31/2011	Notional Volume as of 12/31/2011
Long Futures:
U.S. Equity	$1,737,815	$3,194,130
Core America Equity	178,395	187,890
Premier Growth Equity	4,156,555	4,822,510
Small-Cap Equity	—	—
Global Equity	198,239	396,479
International Equity	283,796	—
Total Return	6,620,079	6,603,318
Government Securities	32,505,977	33,791,859
Short-Term Government	14,597,321	18,906,672
Fixed Income	13,739,098	13,682,524

Short Futures:
Global Equity	239,477	474,954
International Equity	36,667	145,957
Total Return	4,185,045	3,357,959
Government Securities	24,556,626	25,317,641
Short-Term Government	13,445,938	13,054,813
Fixed Income	11,370,531	12,848,187

Options

Certain Funds purchase and write options, subject to certain limitations. The Fund invested in options contracts, can be made for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid. During the year ended December 31, 2011, none of the funds invested in options.

When-Issued Securities and Forward Commitments

Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of December 31, 2011, the Total Return Fund, Government Securities Fund, and Fixed Income Fund each holds securities on a when-issued basis. These securities are detailed in each Fund’s Investment Portfolio.

Forward Foreign Currency Exchange Contracts

Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the

  |   63

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2011 (unaudited)	Pyxis Funds II

consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. During the year ended December 31, 2011, none of the funds invested in forward foreign currency exchange contracts.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2011, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Alpha Trend Strategies Fund	$—	$(5,249)	$(5,249)	$2,602,134
Energy and Materials Fund	49,624	(6,619)	43,005	2,931,737
Trend Following Fund	156,904	(44,985)	111,919	6,471,201
U.S. Equity Fund	16,921,112	(8,089,611)	8,831,501	155,014,660
Core America Equity Fund	3,266,928	(1,155,942)	2,110,986	30,978,352
Dividend Equity Fund	182,294	(20,542)	161,752	4,906,454
Premier Growth Equity Fund	25,971,508	(4,008,743)	21,962,765	128,588,936
Small-Cap Equity Fund	4,451,394	(2,398,317)	2,053,077	35,338,601
Global Equity Fund	2,398,239	(1,899,353)	498,886	23,404,113
International Equity Fund	989,154	(1,840,547)	(851,393)	14,068,853
Total Return Fund	5,969,980	(4,966,795)	1,003,185	87,296,515
Government Securities Fund	820,870	(30,173)	790,697	87,760,252
Short-Term Government Fund	869,985	(289,631)	580,354	51,219,730
Tax-Exempt Fund	2,902,606	(131,422)	2,771,184	35,126,059
Fixed Income Fund	3,566,012	(1,719,476)	1,846,536	97,159,724
Money Market Fund II	—	—	—	77,836,390

Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure, as of December 31, 2011.

Fund	Asset Derivative Fair Value*	Liability Derivative Fair Value*
U.S. Equity Fund
Equity Contracts	$86,065	$—
Core America Equity Fund
Equity Contracts	6,606	—
Premier Growth Equity Fund
Equity Contracts	14,272	—
Global Equity Fund
Equity Contracts	—	—
International Equity Fund
Equity Contracts	—	(3,010)
Total Return Fund
Equity Contracts	$24,073	—
Interest Rate Contracts	18,387	100,610
Government Securities Fund
Interest Rate Contracts	20,746	(252,224)
Short-Term Government Fund
Interest Rate Contracts	9,482	(145,739)
Fixed Income Fund
Interest Rate Contracts	39,556	(206,718)

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio.

For more information with regard to significant accounting policies, see the most recent annual report dated September 30, 2011 as filed with the Securities and Exchange Commission.

64  |

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

Dallas, TX 75201

Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise

Suite 450

Aliso Viejo, CA 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue

Suite 810

Dallas, TX 75201

Champlain Investment Partners, LLC

346 Shelburne Road, 6th Floor

Burlington, VT 05401

GE Asset Management Incorporated

3001 Summer Street

P.O. Box 7900

Stamford, CT 06904

Highland Capital Management, L.P.

200 Crescent Court

Suite 700

Dallas, TX 75201

Incline Analytics, LLC

4790 Caughlin Parkway

Reno, NV 89519

Palisade Capital Management, L.L.C.

One Bridge Plaza

Fort Lee, NJ 07024

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

BNY Mellon Distributors LLC

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm KPMG LLP Two Financial Center 60 South Street Boston, MA 02111 Fund Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

  |   65

IMPORTANT INFORMATION ABOUT THIS REPORT

This report has been prepared for shareholders of Pyxis Alpha Trend Strategies Fund, Pyxis Trend Following Fund. Pyxis U.S. Equity Fund, Pyxis Core America Equity Fund (formerly Highland Core Value Equity Fund), Pyxis Dividend Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund, Pyxis Total Return Fund, Pyxis Government Securities Fund, Pyxis Short-Term Government Fund, Pyxis Tax-Exempt Fund, Pyxis Fixed Income Fund and Pyxis Money Market Fund II (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washing-ton, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.pyxisais.com.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available upon request without charge by calling 1-877-665-1287.

66  |

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pyxis Funds II (formerly, Highland Funds II)

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 2/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 2/23/12

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date 2/23/12

*	Print the name and title of each signing officer under his or her signature.